Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [65.9%]
U.S. Treasury Bonds
8.125%, 05/15/21	$1,500	$1,673
8.000%, 11/15/21	1,500	1,715
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	906	896
U.S. Treasury Notes
2.625%, 02/28/23	1,700	1,754
2.625%, 12/31/25	1,600	1,676
2.375%, 12/31/20	1,655	1,668
2.375%, 04/15/21	1,300	1,313
2.000%, 11/30/20	2,500	2,505
2.000%, 11/30/22	1,500	1,514
1.875%, 05/31/22	1,665	1,673
1.875%, 07/31/22	1,700	1,708
1.875%, 08/31/24	2,805	2,819
1.750%, 02/28/22	1,800	1,801
1.625%, 08/15/22	1,800	1,794
1.500%, 01/31/22	1,700	1,690
1.375%, 10/31/20	1,500	1,490
1.125%, 02/28/21	1,600	1,582

Total U.S. Treasury Obligations
(Cost $29,228)		29,271

U.S. Government Mortgage-Backed Obligations [17.6%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	2,072	2,092
FNMA, Pool AL5866
2.669%, 08/01/22	1,655	1,681
FNMA, Pool AS4877
3.000%, 04/01/30	1,525	1,559
FNMA, Pool FN0004
3.619%, 12/01/20	2,305	2,303
FNMA ARM, Pool 766620
4.640%, VAR ICE LIBOR USD 12 Month+1.640%, 03/01/34	63	66
GNMA, Pool 329656
8.000%, 08/15/22	2	2
GNMA, Pool 376533
7.500%, 06/15/24	—	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	2	3
GNMA ARM, Pool G2 81318
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	95	99

Description	Face Amount (000)/Shares	Value (000)
GNMA ARM, Pool G2 81447
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	$23	$24

Total U.S. Government Mortgage-Backed Obligations
(Cost $7,881)		7,831

U.S. Government Agency Obligations [14.6%]
FHLB
3.375%, 09/08/23	1,585	1,686
3.125%, 09/09/22	1,610	1,674
FNMA
2.625%, 09/06/24	1,400	1,453
1.250%, 08/17/21	1,700	1,680

Total U.S. Government Agency Obligations
(Cost $6,333)		6,493

Short-Term Investment** [1.4%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	604,501	605

Total Short-Term Investment
(Cost $605)		605

Total Investments [99.5%]
(Cost $44,047)		$44,200

Percentages are based on Net Assets of $44,423 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.

ARM — Adjustable Rate Mortgage
Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
VAR — Variable

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$29,271	$—	$29,271
U.S. Government Mortgage-Backed Obligations	—	7,831	—	7,831
U.S. Government Agency Obligations	—	6,493	—	6,493
Short-Term Investment	605	—	—	605
Total Investments in Securities	$605	$43,595	$—	$44,200

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Government Bond Fund

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [71.3%]
Automotive [7.6%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,471
Daimler Finance North America
2.965%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,497
General Motors Financial
5.250%, 03/01/26	1,250	1,341
Hyundai Capital America, MTN
3.402%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	1,003
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,991

Total Automotive		10,303

Banks [10.0%]
Bank of Montreal, MTN
3.081%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	1,200	1,205
BPCE
4.000%, 04/15/24	1,800	1,912
Cooperatieve Rabobank UA
3.064%, VAR ICE LIBOR USD 3 Month+0.480%, 01/10/23	2,500	2,488
National Australia Bank
4.375%, 12/10/20(A)	751	773
PNC Bank
2.700%, 11/01/22	2,500	2,525
Svenska Handelsbanken
2.813%, VAR ICE LIBOR USD 3 Month+0.360%, 09/08/20	2,000	2,004
Wells Fargo Bank, MTN
2.980%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/20	2,500	2,503

Total Banks		13,410

Broadcasting & Cable [3.9%]
CBS
4.300%, 02/15/21	1,400	1,435
Comcast
3.700%, 04/15/24	1,500	1,592
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,217

Total Broadcasting & Cable		5,244

Description	Face Amount (000)	Value (000)
Computer System Design & Services [1.2%]
Apple
3.450%, 05/06/24	$1,500	$1,587

Drugs [0.7%]
AbbVie
2.500%, 05/14/20	1,000	1,000

Food, Beverage & Tobacco [0.9%]
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,250

Industrials [0.8%]
Penske Truck Leasing Lp
3.450%, 07/01/24(A)	1,000	1,030

Investment Banker/Broker Dealer [1.0%]
Jefferies Group
5.125%, 01/20/23	1,300	1,392

Machinery [1.9%]
Caterpillar Financial Services, MTN
3.064%, VAR ICE LIBOR USD 3 Month+0.590%, 06/06/22	2,500	2,513

Medical Products & Services [2.0%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,652

Medical-HMO [2.3%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,058

Petroleum & Fuel Products [7.9%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,645
Shell International Finance BV
3.400%, 08/12/23	2,500	2,610
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,365
Total Capital International
2.875%, 02/17/22	4,000	4,070

Total Petroleum & Fuel Products		10,690

Property/Casualty Ins [1.5%]
Berkshire Hathaway
2.750%, 03/15/23	2,000	2,032

Real Estate Investment Trusts [4.3%]
HCP
3.150%, 08/01/22	1,000	1,017
Prologis
4.250%, 08/15/23	2,500	2,673
Simon Property Group
3.375%, 10/01/24	2,000	2,085

Total Real Estate Investment Trusts		5,775

Regional Authority [0.8%]
Province of Ontario Canada
4.400%, 04/14/20	1,000	1,017

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Retail [3.3%]
AutoZone
4.000%, 11/15/20	$1,400	$1,426
Costco Wholesale
2.150%, 05/18/21	3,000	3,003

Total Retail		4,429

Security Brokers & Dealers [17.6%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,510
Citigroup
3.950%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	1,018
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,270
Goldman Sachs Group, MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	2,700	2,698
HSBC Holdings
3.400%, 03/08/21	2,500	2,539
JPMorgan Chase
3.300%, 04/01/26	3,000	3,100
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,037
Mizuho Financial Group
3.331%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,615
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,089
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,250	1,302
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,528

Total Security Brokers & Dealers		23,706

Telephones & Telecommunications [3.6%]
America Movil
5.000%, 03/30/20	800	815
AT&T
3.600%, 02/17/23	2,000	2,076
Verizon Communications
3.618%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	2,000	2,026

Total Telephones & Telecommunications		4,917

Total Corporate Bonds
(Cost $94,557)		96,005

Description	Face Amount (000)/Shares	Value (000)
Municipal Bonds [12.9%]
California [4.0%]
California State, Various Purpose, GO
3.500%, 04/01/28	$3,700	$3,994
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,454

Total California		5,448

New York [8.9%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,883
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
5.008%, 08/01/27	3,000	3,527
New York State, Urban Development, RB
3.100%, 03/15/24	3,500	3,610
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.320%, 03/15/29	1,850	1,954

Total New York		11,974

Total Municipal Bonds
(Cost $16,590)		17,422

Asset-Backed Securities [4.1%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	3,500	3,581
Ford Credit Floorplan Master Owner Trust, Ser 2016-3, Cl A1
1.550%, 07/15/21	2,000	1,999

Total Asset-Backed Securities
(Cost $5,500)		5,580

Affiliated Registered Investment Company [2.9%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	157,077	3,886

Total Affiliated Registered Investment Company
(Cost $4,000)		3,886

Commercial Paper [2.4%]
Banco De Chile (B)
2.472%, 07/11/19	1,250	1,249
Keurig Dr Pepper (B)
2.541%, 08/26/19	2,000	1,991
Total Commercial Paper
(Cost $3,241)		3,240

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Shares/Face Amount (000)	Value (000)
Closed-End Fund [0.8%]
Stone Ridge Reinsurance Risk Premium Interval Fund	130,456	$1,066

Total Closed-End Fund
(Cost $1,317)		1,066

Short-Term Investment** [1.3%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	1,729,985	1,730

Total Short-Term Investment
(Cost $1,730)		1,730

Repurchase Agreement [3.7%]
Barclays (C)
2.500%, dated 06/28/19, repurchased on 07/01/19, repurchase price $5,001,389 (collateralized by U.S. Treasury Obligation, par value $4,849,800, 2.750%, 11/15/42; with a total market value of $5,100,089)	$5,000	5,000

Total Repurchase Agreement
(Cost $5,000)		5,000

Total Investments [99.4%]
(Cost $131,935)		$133,929

Percentages are based on Net Assets of $134,701 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $7,340 (000), representing 5.4% of the net assets of the Fund.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.

Cl — Class
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
USD — United States Dollar
VAR — Variable Rate

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$96,005	$—	$96,005
Municipal Bonds	—	17,422	—	17,422
Asset-Backed Securities	—	5,580	—	5,580
Affiliated Registered Investment Company	3,886	—	—	3,886
Commercial Paper	—	3,240	—	3,240
Closed-End Fund	1,066	—	—	1,066
Repurchase Agreement	—	5,000	—	5,000
Short-Term Investment	1,730	—	—	1,730
Total Investments in Securities	$6,682	$127,247	$—	$133,929

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

City National Rochdale Fixed Income Fund, Class N
Beginning balance as of 9/30/18	$2,877
Purchases at Cost	$1,000
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	9
Ending balance as of 6/30/19	$3,886
Dividend Income	$128

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [95.5%]
California [88.6%]
Anaheim, Public Financing Authority, RB, BAM
Callable 09/01/29 @ 100
5.000%, 09/01/30	$750	$975
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	685
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
5.000%, 08/01/20	500	521
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	574
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	643
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	119
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	119
California State, GO
5.250%, 09/01/22	1,000	1,126
California State, GO
5.000%, 11/01/19	1,000	1,013
California State, GO
5.000%, 12/01/21	1,000	1,091
California State, GO
5.000%, 10/01/22	1,000	1,121
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,077
California State, GO
5.000%, 11/01/24	1,000	1,190
California State, GO
5.000%, 08/01/26	1,000	1,241
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,161
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	578
California State, GO
5.000%, 04/01/32	500	674
California State, GO
Callable 04/01/29 @ 100
5.000%, 04/01/33	1,000	1,273

Description	Face Amount (000)	Value (000)
California State, GO
4.000%, 04/01/23	$1,000	$1,102
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	741
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,022
California State, Infrastructure & Economic Development Bank, RB
5.000%, 01/01/28	800	1,008
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,000	1,141
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	230
California State, Municipal Finance Authority, RB
5.000%, 10/01/23	225	256
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,117
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	230	234
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	548
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,820
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	274
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	623
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	999
California State, Public Works Board, Various Capital Projects, Ser G1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(B)	250	253

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	$350	$410
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,077
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	298
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	391
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	534
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,031
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,024
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,000	1,070
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	500	567
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,117
Long Beach, Harbor Revenue, Ser A, RB
5.000%, 12/15/20	1,000	1,057
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	621
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(B)	2,010	2,017
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,254
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	560
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	607

Description	Face Amount (000)	Value (000)
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	$400	$479
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	666
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	500
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	575
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	580
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	605
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	293
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	370
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	710
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	304
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	577
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	579
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,158
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,088
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	528

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	$350	$438
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,215
San Francisco City & County, Airport Commission, RB, AMT
5.000%, 05/01/27	2,000	2,483
San Francisco City & County, Airport Commission, Ser D, RB, AMT
5.000%, 05/01/21	1,000	1,066
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,223
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	595
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,039
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	577
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	325	385
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,220
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	514
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	512
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,317
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	250

Description	Face Amount (000)	Value (000)
Southern California, Public Power Authority, Ser B, RB
Callable 11/01/20 @ 100
2.150%, 07/01/40(A)	$3,000	$2,995
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	250
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	249
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	591
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	495	566
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	125
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	517
University of California, Ser AJ, RB
3.639%, 05/15/23	455	482
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(A)	2,500	2,495
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,545
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	230	255
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	299

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Shares	Value (000)
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	$1,000	$1,232

Total California		74,631

Colorado [1.2%]
Colorado State, Housing & Finance Authority, Ser B-2, RB
Callable 07/01/19 @ 100
2.400%, 11/01/44(A)	1,000	1,000

Florida [0.5%]
Davie, Eastern University Project, RB
5.000%, 04/01/25	400	469

Illinois [2.8%]
Illinois State, Ser A, RB
5.000%, 10/01/21	1,000	1,067
Illinois State, Ser A, RB
5.000%, 10/01/23	1,200	1,331

Total Illinois		2,398

Indiana [2.4%]
Indiana State, Finance Authority, RB
Callable 07/01/19 @ 100
1.600%, 02/01/37(A)	2,000	2,000

Total Municipal Bonds
(Cost $77,927)		80,498

Short-Term Investment** [0.1%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	78,126	78

Total Short-Term Investment
(Cost $78)		78

Repurchase Agreement [3.6%]
Barclays (C)
2.500%, dated 06/28/19, repurchased on 07/01/19, repurchase price $3,000,833 (collateralized by U.S. Treasury Obligation, par value $2,909,900, 2.750%, 11/15/42; with a total market value of $3,060,074)	3,000	3,000

Total Repurchase Agreement
(Cost $3,000)		3,000

Total Investments [99.2%]
(Cost $81,005)		$83,576

Percentages are based on Net Assets of $84,234 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
GO — General Obligation
RB — Revenue Bond
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$80,498	$—	$80,498
Repurchase Agreement	—	3,000	—	3,000
Short-Term Investment	78	—	—	78
Total Investments in Securities	$78	$83,498	$—	$83,576

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2019 (000):

City National Rochdale Municipal High Income Fund, Class N
Beginning balance as of 9/30/18	$992
Purchases at Cost	—
Proceeds from Sales	(987)
Realized Gain (Loss)	(5)
Unrealized Gain (Loss)	—
Ending balance as of 6/30/19	—
Dividend Income	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.3%]
Alabama [1.8%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	5,000	$5,442
Jefferson County, Sewer Revenue, RB
7.750%, 10/01/23	2,500	2,360
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,633
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	4,000	4,410
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
4.500%, 05/01/32(B)	2,000	2,158

Total Alabama		25,003

Alaska [0.7%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 07/17/19 @ 100
5.000%, 06/01/46	9,500	9,429

Arizona [1.2%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	413
Arizona State, Industrial Development Authority, RB
Callable 07/01/19 @ 100
1.700%, 02/01/48(A) (C)	2,100	2,100
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,052
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,940
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	632

Description	Face Amount (000)	Value (000)
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	$1,400	$1,507
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	3,469
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,678
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,352
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	2,147

Total Arizona		16,290

California [6.3%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 07/01/19(D)	6,500	6,500
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 07/17/19 @ 18
6.647%, 06/01/46(E)	10,000	1,788
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,730
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,493
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,590
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	289

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	$1,005	$1,100
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)	5,000	5,430
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,792
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,090
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	572
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,238
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,102
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	638
California State, Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(F)	3,155	1,925
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	577
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(B)	2,000	2,293

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(B)	$1,500	$1,672
California State, Statewide Financing Authority, Ser C, RB
Callable 07/17/19 @ 8
13.837%, 06/01/55(E)	50,000	2,485
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,281
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,663
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,286
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,001
Golden State, Tobacco Securitization, Ser A-2, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	3,840	3,843
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/17/19 @ 33
8.403%, 06/01/36(E)	12,500	4,087
M-S-R, Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,748
Northern California, Gas Authority No. 1, Ser B, RB
2.274%, 07/01/27(A)	5,000	4,912
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,159
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	881
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,461
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(D)	3,920	4,166
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,116

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	$1,000	$1,112
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,078
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 07/17/19 @ 100
5.000%, 06/01/37	3,000	3,015

Total California		87,113

Colorado [8.2%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,039
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,091
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	774
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,603
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,202
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,500
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,557
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,058
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	549

Description	Face Amount (000)	Value (000)
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	$1,720	$1,789
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,562
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	764
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,827
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,031
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,073
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(D)	2,860	3,137
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(D)	2,345	2,548
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,033
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	2,043
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	970
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(B)	2,655	2,728

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(B)	$1,515	$1,566
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(B)	1,000	1,060
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,188
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,836
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49(B)	900	922
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(B)	1,835	1,960
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(B)	2,305	2,454
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,364
Denver, International Business Center, RB
4.000%, 12/01/48	350	355
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,036
Erie Highlands Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,905
Erie Highlands, Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,052

Description	Face Amount (000)	Value (000)
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	$2,000	$2,018
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,857
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	2,500	2,573
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,610
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,600
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,569
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,787
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,235
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	575
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,040
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,556
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	732
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,625
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,760
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,732

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	$500	$556
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,291
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,047
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,277
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	325
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	108
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	381
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,136
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	250
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,322
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,685	1,738
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,560

Total Colorado		112,836

Connecticut [0.3%]
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
10.020%, 12/01/45(A) (B) (G)	3,335	4,851

Description	Face Amount (000)	Value (000)
Delaware [0.1%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	$2,000	$2,070

District of Columbia [0.3%]
District of Columbia, Tobacco Settlement Financing, Ser A, RB
Callable 08/01/19 @ 19
7.618%, 06/15/46(E)	8,000	1,328
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,639

Total District of Columbia		3,967

Florida [5.9%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	2,690	2,371
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,291
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	970
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,552
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,554
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	4,030	4,147
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 08/01/19 @ 100
7.000%, 01/01/35(A) (F)	815	815
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 08/01/19 @ 100
5.750%, 01/01/50(F)	945	945

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(F)	$3,390	$2,170
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(F)	1,000	640
Florida State, Development Finance, RB, AMT
Callable 01/01/20 @ 105
6.500%, 01/01/49(A) (B)	4,500	4,371
Florida State, Development Finance, RB, AMT
Callable 01/01/20 @ 105
6.375%, 01/01/49(A) (B)	5,000	4,870
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(B)	1,000	1,091
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,349
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(B)	1,000	1,025
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,213
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,277
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	910	1,031
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,945	2,992
Jacksonville, Educational Facilities Revenue, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(B)	1,000	1,075

Description	Face Amount (000)	Value (000)
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	$1,815	$1,958
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,601
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,639
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,671
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(D)	5,200	5,862
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,646
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,426
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,258
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	561
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(D)	3,000	3,147
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(B)	2,500	2,615

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(B)	$1,500	$1,573

Total Florida		81,706

Georgia [1.4%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,847
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,180
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Pre-Refunded @ 100
6.125%, 09/01/20(D)	1,000	1,052
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.125%, 03/01/52	2,925	3,197
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	500	546
Greene County, Development Authority, GLEN-I Project, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(B) (F)	3,400	3,060
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	697
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	1,000	1,346
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(B)	1,000	1,043

Description	Face Amount (000)	Value (000)
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	$810	$909

Total Georgia		19,877

Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(D)	2,055	2,110

Illinois [11.2%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	1,000	1,026
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,084
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,950
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,116
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,391
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,000	6,241
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,187
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,225
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,200
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,366
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,463

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/49	$5,000	$5,677
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/44	1,500	1,641
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,341
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	3,111
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(D)	1,825	1,927
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(D)	4,000	4,224
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,569
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,160
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,330
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,161
Illinois State, Finance Authority, RB
Callable 07/01/19 @ 100
1.700%, 11/15/37(A) (C)	14,525	14,525
Illinois State, Finance Authority, Roosevelt University Project, RB
Pre-Refunded @ 100
6.500%, 10/01/19(D)	3,445	3,489
Illinois State, Finance Authority, Roosevelt University Project, RB
Pre-Refunded @ 100
6.250%, 10/01/19(D)	1,000	1,012

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	$6,640	$6,937
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,653
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,500
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	2,500	2,417
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(B)	2,500	2,399
Illinois State, Ser A, GO
5.000%, 10/01/28	2,000	2,331
Illinois State, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	5,000	5,601
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,108
Illinois State, Ser D, GO
5.000%, 11/01/25	3,000	3,411
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	8,221
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,276
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,530
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/30	1,000	1,175
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,167
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,162
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,221

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/01/19 @ 100
5.350%, 03/01/31	$75	$56
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,814
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,241
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,610
Village of Gilberts, RB
5.000%, 11/15/34	3,250	3,425
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,200	5,316

Total Illinois		154,987

Indiana [2.0%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(B)	1,265	1,377
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(F)	3,000	2,100
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(F)	1,650	1,155
Chesterton, Storypoint Chesterton Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,100	2,223
Indiana State, Finance Authority, RB
Callable 07/01/19 @ 100
1.780%, 02/01/37(A)	4,200	4,200
Indiana State, Finance Authority, Republic Services Project, RB, AMT
1.600%, 05/01/34(A)	4,000	4,000
Indiana State, Finance Authority, Republic Services Project, RB, AMT
1.600%, 12/01/37(A)	2,000	2,000
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,090

Description	Face Amount (000)	Value (000)
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	$3,310	$3,512
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,400

Total Indiana		27,057

Iowa [0.6%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,150
Iowa State, Finance Authority, RB
Callable 12/01/20 @ 103
3.125%, 12/01/22	750	759
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,199
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 08/01/19 @ 100
5.625%, 06/01/46	1,665	1,665
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 08/01/19 @ 100
5.500%, 06/01/42	1,180	1,180

Total Iowa		7,953

Kansas [1.2%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,565
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	538
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,050	4,239
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,353

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	$1,500	$1,609
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	540
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	2,047

Total Kansas		16,891

Kentucky [1.3%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,500	2,629
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	2,000	2,097
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(D)	2,960	3,095
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(D)	1,000	1,044
Kentucky State, Economic Development Finance Authority, Republic Services, Inc. Project, Ser 2010A, RB, AMT
1.600%, 04/01/31(A)	3,000	3,000

Description	Face Amount (000)	Value (000)
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	$5,650	$6,191

Total Kentucky		18,056

Louisiana [0.9%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,665	5,799
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	1,950	2,023
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,219
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(F)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (F)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(F)	3,474	—

Total Louisiana		13,041

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (B)	1,000	1,065

Maryland [1.1%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,049
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,475

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	$725	$747
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,305
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	1,046
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,181
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,091
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,099
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	809
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,296

Total Maryland		15,098

Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,631
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,275
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,254
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	582

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 06/01/29 @ 100
4.000%, 06/01/49	$500	$527
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,325

Total Massachusetts		12,594

Michigan [1.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	680
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,444
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,781
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,055
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/01/19 @ 100
5.875%, 12/01/30	2,000	2,001
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 07/17/19 @ 100
5.125%, 06/01/22	2,290	2,292
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 07/17/19 @ 100
6.875%, 06/01/42	2,000	2,018

Total Michigan		17,271

Minnesota [1.1%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,184
Bethel City, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	2,500	2,520

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	$2,840	$2,993
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/48	1,000	1,046
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	527
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,675
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,188
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,209

Total Minnesota		15,342

Mississippi [0.1%]
Mississippi Business Finance, Ser F, RB
Callable 08/01/19 @ 100
1.700%, 12/01/30(A)	1,250	1,250

Missouri [3.0%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,465
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	1,000
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	489
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	490

Description	Face Amount (000)	Value (000)
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	$1,000	$1,033
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(B)	1,150	1,172
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,120
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,106
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	2,000	2,200
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(D)	3,000	3,175
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	6,000	6,387
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	5,033
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 08/01/19 @ 100
7.000%, 08/15/32	940	940
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	3,028
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	2,021

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, Senior Living Facilities Friendship Village, RB
Callable 09/01/25 @ 103
5.125%, 09/01/48	$2,000	$2,227
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,349
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,384
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,526

Total Missouri		41,145

Nebraska [0.5%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,091
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,963

Total Nebraska		7,054

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,408
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(B)	3,500	3,354
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,060
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	115

Description	Face Amount (000)	Value (000)
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	$1,595	$1,713
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	1,053

Total Nevada		10,703

New Jersey [2.3%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,096
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,633
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,295
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,374
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.250%, 06/15/43	15,000	17,279
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,128
New Jersey Transportation Trust Fund Authority, Ser A, RB
3.239%, 12/15/28(E)	4,000	2,996

Total New Jersey		31,801

New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	536

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	$500	$527
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,830
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,348

Total New Mexico		6,241

New York [5.9%]
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,832
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 08/01/19 @ 100
2.000%, 01/01/49	1,728	281
Nassau County, Tobacco Settlement, RB
Callable 07/17/19 @ 100
5.125%, 06/01/46	2,845	2,731
New York City, Sub-Ser 1-SUBSER, GO
Callable 07/01/19 @ 100
1.700%, 03/01/40(A)	4,400	4,400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 08/01/19 @ 100
1.700%, 08/01/45(A)	5,000	5,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4, RB
Callable 07/01/19 @ 100
1.700%, 08/01/39(A)	400	400
New York City, Water & Sewer System, RB
Callable 07/01/19 @ 100
1.700%, 06/15/43(A)	3,200	3,200
New York City, Water & Sewer System, RB
Callable 07/01/19 @ 100
1.700%, 06/15/50(A)	9,110	9,110
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 07/17/19 @ 100
5.000%, 06/01/45	5,800	5,793

Description	Face Amount (000)	Value (000)
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(B)	$10,000	$10,927
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	3,000	3,171
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,651
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(B)	4,750	4,900
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,070
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,062
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,317
TSASC, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	5,000	4,827
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,178
Westchester Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,672
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,227

Total New York		81,749

North Carolina [0.1%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,554

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
North Dakota [0.8%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	$2,000	$2,072
Grand Forks County, Red River Biorefinery Project, RB
Callable 09/15/28 @ 100
5.375%, 09/15/38(B)	2,000	1,933
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,461
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,777
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,653

Total North Dakota		10,896

Ohio [5.8%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/17/19 @ 100
6.500%, 06/01/47	7,500	7,538
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/17/19 @ 100
5.875%, 06/01/30	6,870	6,738
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/17/19 @ 100
5.875%, 06/01/47	6,000	5,873
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/17/19 @ 100
5.750%, 06/01/34	14,340	13,936
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 07/17/19 @ 100
5.125%, 06/01/24	3,950	3,824
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(B)	500	534

Description	Face Amount (000)	Value (000)
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	$3,800	$4,316
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.000%, 02/15/52	5,000	5,538
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,076
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,066
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,390	4,671
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	4,250	4,519
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	1,800	1,911
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	5,000	5,340
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,582
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,492

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	$2,500	$2,646

Total Ohio		79,600

Oklahoma [1.3%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,846
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(F)	3,030	1,970
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,660
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.000%, 08/01/47	4,000	3,766
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(F)	5,775	2,079
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(F)	2,500	900

Total Oklahoma		18,221

Pennsylvania [3.6%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(B)	500	572
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(B)	2,000	2,205
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	3,000	3,288

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	$1,000	$1,093
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	8,345	8,775
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	1,000	1,051
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	525	552
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	7,285	7,873
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	2,320	2,535
Delaware County, Industrial Development Authority, Covanta Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,530
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,500
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,575
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,734
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,095

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	$2,280	$2,477
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,239
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (D)	3,000	3,736
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,291

Total Pennsylvania		49,121

Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,129
Tobacco Settlement Financing, Ser B, RB
Callable 07/17/19 @ 14
9.628%, 06/01/52(E)	26,270	2,694

Total Rhode Island		3,823

South Carolina [1.1%]
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	8,375	9,105
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,862

Total South Carolina		14,967

Tennessee [0.4%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,106

Description	Face Amount (000)	Value (000)
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(D)	$2,000	$2,092
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	978
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	650	698

Total Tennessee		4,874

Texas [8.6%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,396
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	418
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(D)	3,250	3,404
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	512
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,541
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	616
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	257

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	$375	$386
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	510
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,093
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,081
Clifton, Higher Education Finance, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,625
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,184
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
7.000%, 09/01/19(D)	475	494
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(D)	525	545
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(D)	500	519
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.625%, 09/01/19(D)	450	467
Houston, Airport System Revenue, United Airlines Project, RB, AMT
5.000%, 07/15/28	3,000	3,561
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,345

Description	Face Amount (000)	Value (000)
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(D)	$5,300	$5,821
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	475	479
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	504
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	385
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	412
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	515
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(B)	3,250	3,478
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,283
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	3,410	3,444
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,024
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,558

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(B)	$4,000	$4,087
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
5.000%, 11/15/26	400	423
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	4,500	4,574
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,884
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	999
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(D)	5,000	6,118
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(F)	4,950	1,238
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(F)	5,315	3,721
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 08/01/19 @ 100
4.500%, 11/15/21(F)	2,310	1,617
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 08/01/19 @ 100
5.750%, 11/15/37(F)	6,000	4,200
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,139

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	$2,200	$2,498
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	4,018
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	9,000	9,931
Tarrant County, Cultural Education Facilities Finance, Edgemere Project, Ser A-REF, RB
Callable 11/15/25 @ 100
5.000%, 11/15/45	2,750	2,726
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,760
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(B)	2,000	2,166
Tender Option Bond Trust Receipts, Ser 2019-XM0722, GO
Callable 06/15/27 @ 100
10.100%, 06/15/42(A) (B)	3,330	5,162
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	1,000	1,053
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,488
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,937

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	$1,000	$1,106
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.499%, 08/01/36(E)	1,000	518

Total Texas		118,220

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (B)	1,000	1,085

Virgin Islands [0.4%]
Virgin Islands, Public Finance Authority, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	2,005
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	3,206

Total Virgin Islands		5,211

Virginia [1.3%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	2,088
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	1,043
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,242
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	4,020	4,113
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(B)	2,750	2,966

Description	Face Amount (000)	Value (000)
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(B)	$3,700	$3,958
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	908

Total Virginia		17,318

Washington [0.9%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	440
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,752
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	351
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	750	799
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(B)	4,330	4,672
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,293

Total Washington		12,307

West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,470	1,465

Wisconsin [5.6%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,660

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	$500	$561
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,713
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,346
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.250%, 01/01/38(B)	1,000	1,080
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.125%, 01/01/33(B)	1,525	1,666
Public Finance Authority, Ser C, RB
Callable 07/01/19 @ 100
1.720%, 10/01/49(A) (C)	5,800	5,800
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,691
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,699
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,300
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(B)	4,000	4,133
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	1,500	1,552
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,100	3,119
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,862

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	$2,000	$2,210
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,097
Wisconsin State, Public Finance Authority, Denver International Airport, RB, AMT
Callable 09/30/27 @ 100
5.000%, 09/30/49	2,000	2,274
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,497
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	3,082
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,640
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,065
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,114
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,396
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,160	1,223

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	$4,655	$4,926

Total Wisconsin		76,706

Puerto Rico [3.9%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	9,000	9,079
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(F)	5,000	3,819
Puerto Rico, Electric Power Authority, Ser TT-RSA-1, RB
Callable 08/01/19 @ 100
5.000%, 07/01/21(F)	5,240	4,100
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
6.503%, 07/01/46(E)	5,501	1,258
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	5,167
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	6,276	6,101
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	228	235
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	10,587	10,243
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	31	29
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.550%, 07/01/40	6,186	5,970

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.550%, 07/01/40	$8,263	$7,922

Total Puerto Rico		53,923

Guam [0.7%]
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(D)	2,000	2,086
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(D)	5,000	5,105
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,787

Total Guam		9,978

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,171

Total Municipal Bonds
(Cost $1,289,857)		1,326,990

Corporate Bonds [0.7%]
Electric Utilities [0.2%]
Talen Energy Supply
7.250%, 05/15/27(B)	3,000	3,075

Petroleum & Fuel Products [0.2%]
CNX Resources
7.250%, 03/14/27(B)	3,299	2,820

Steel & Steel Works [0.3%]
Big River Steel
7.250%, 09/01/25(B)	3,500	3,677

Total Corporate Bonds
(Cost $9,652)		9,572

Short-Term Investment** [2.2%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	30,434,711	30,435

Total Short-Term Investment
(Cost $30,435)		30,435

Total Investments [99.2%]
(Cost $1,329,944)		$1,366,997

Percentages are based on Net Assets of $1,378,214 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Municipal High Income Fund

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $273,553 (000), representing 19.8% of the net assets of the Fund.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(G)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2019.

AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2019 is valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,326,990	$—	$1,326,990
Corporate Bonds	—	9,572	—	9,572
Short-Term Investment	30,435	—	—	30,435
Total Investments in Securities	$30,435	$1,336,562	$—	$1,366,997

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [95.1%]
Aerospace & Defense [1.3%]
TransDigm
6.500%, 05/15/25	$275	$278
6.375%, 06/15/26	25	26
6.250%, 03/15/26(A)	175	184
TransDigm UK Holdings
6.875%, 05/15/26	275	278

Total Aerospace & Defense		766

Apparel/Textiles [0.3%]
Hanesbrands
4.625%, 05/15/24(A)	150	156
William Carter
5.625%, 03/15/27(A)	25	26

Total Apparel/Textiles		182

Applications Software [0.7%]
Nuance Communications
5.625%, 12/15/26	200	208
SS&C Technologies
5.500%, 09/30/27(A)	175	182

Total Applications Software		390

Auto Rent & Lease [0.8%]
United Rentals North America
6.500%, 12/15/26	400	433
5.250%, 01/15/30	25	26

Total Auto Rent & Lease		459

Auto-Med and Heavy Duty Trks [0.3%]
JB Poindexter
7.125%, 04/15/26(A)	200	204

Autoparts [2.3%]
Adient Global Holdings
4.875%, 08/15/26(A)	225	179
American Axle & Manufacturing
6.500%, 04/01/27	225	224
6.250%, 03/15/26	25	25
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)	250	256
IHO Verwaltungs GmbH
6.000%, 05/15/27(A)	325	327
Panther BF Aggregator 2
8.500%, 05/15/27(A)	325	335
6.250%, 05/15/26(A)	25	26

Total Autoparts		1,372

Batteries/Battery Sys [0.4%]
Energizer Holdings
7.750%, 01/15/27(A)	50	54
6.375%, 07/15/26(A)	125	128
5.500%, 06/15/25(A)	75	76

Total Batteries/Battery Sys		258

Description	Face Amount (000)	Value (000)
Beauty Products [0.3%]
First Quality Finance
5.000%, 07/01/25(A)	$150	$151

Broadcasting & Cable [10.8%]
AMC Networks
5.000%, 04/01/24	200	206
4.750%, 08/01/25	100	101
CCO Holdings
5.875%, 04/01/24(A)	750	784
5.750%, 01/15/24	150	153
5.750%, 02/15/26(A)	75	79
5.000%, 02/01/28(A)	200	204
Clear Channel Worldwide Holdings
6.500%, 11/15/22	225	229
CSC Holdings
7.500%, 04/01/28(A)	200	219
5.500%, 05/15/26(A)	200	210
5.500%, 04/15/27(A)	400	420
5.250%, 06/01/24	200	208
5.125%, 12/15/21(A)	200	200
DISH DBS
7.750%, 07/01/26	425	412
Gray Television
7.000%, 05/15/27(A)	250	271
iHeartCommunications
8.375%, 05/01/27	250	262
Nexstar Broadcasting
5.625%, 08/01/24(A)	375	389
Nexstar Escrow
5.625%, 07/15/27(A)	75	77
Sinclair Television Group
5.125%, 02/15/27(A)	375	368
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	200	203
Tribune Media
5.875%, 07/15/22	250	254
Unitymedia GmbH
6.125%, 01/15/25(A)	250	260
Virgin Media Finance
6.000%, 10/15/24(A)	225	233
Virgin Media Secured Finance
5.250%, 01/15/26(A)	250	256
Ziggo BV
5.500%, 01/15/27(A)	375	381

Total Broadcasting & Cable		6,379

Building & Construction [1.3%]
Cornerstone Building Brands
8.000%, 04/15/26(A)	200	195
Masonite International
5.750%, 09/15/26(A)	200	206
Standard Industries
5.000%, 02/15/27(A)	100	101
4.750%, 01/15/28(A)	275	273

Total Building & Construction		775

Chemicals [1.9%]
Alpha 3
6.250%, 02/01/25(A)	275	271

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Element Solutions
5.875%, 12/01/25(A)	$150	$156
Hexion
7.875%, 07/15/27(A)	50	51
6.625%, 04/15/20(B)	225	174
PQ
6.750%, 11/15/22(A)	200	207
5.750%, 12/15/25(A)	25	25
Starfruit Finco BV
8.000%, 10/01/26(A)	225	231

Total Chemicals		1,115

Circuit Boards [0.2%]
TTM Technologies
5.625%, 10/01/25(A)	125	122

Commercial Serv-Finance [0.6%]
Refinitiv US Holdings
8.250%, 11/15/26(A)	350	360

Commercial Services [1.1%]
Allied Universal Holdco
9.750%, 07/15/27(A)	250	249
6.625%, 07/15/26(A)	50	51
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	150	147
Sotera Health Topco
8.125% cash/0% PIK, 11/01/21(A)	225	225

Total Commercial Services		672

Computer Software [0.4%]
Rackspace Hosting
8.625%, 11/15/24(A)	250	229

Computer System Design & Services [2.0%]
Banff Merger Sub
9.750%, 09/01/26(A)	250	217
Dell International
7.125%, 06/15/24(A)	325	343
NCR
5.000%, 07/15/22	200	202
Tempo Acquisition
6.750%, 06/01/25(A)	400	412

Total Computer System Design & Services		1,174

Computers-Memory Devices [0.2%]
Western Digital
4.750%, 02/15/26	100	98

Consumer Products & Services [0.9%]
Prestige Brands
6.375%, 03/01/24(A)	275	288
5.375%, 12/15/21(A)	250	251

Total Consumer Products & Services		539

Containers & Packaging [6.5%]
ARD Finance
7.125% cash/0% PIK, 09/15/23	325	332

Description	Face Amount (000)	Value (000)
Ardagh Packaging Finance
6.000%, 02/15/25(A)	$325	$337
Berry Global
5.500%, 05/15/22	250	253
5.125%, 07/15/23	50	51
Berry Global Escrow
5.625%, 07/15/27(A)	75	78
4.875%, 07/15/26(A)	150	153
BWAY Holding
7.250%, 04/15/25(A)	425	410
5.500%, 04/15/24(A)	150	150
Crown Americas
4.250%, 09/30/26	125	128
Flex Acquisition
7.875%, 07/15/26(A)	300	277
6.875%, 01/15/25(A)	300	271
Graphic Packaging International
4.750%, 07/15/27(A)	50	51
Multi-Color
6.125%, 12/01/22(A)	50	52
4.875%, 11/01/25(A)	175	184
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	275	300
Reynolds Group Issuer
7.000%, 07/15/24(A)	225	233
6.875%, 02/15/21	69	69
5.750%, 10/15/20	194	194
Sealed Air
5.500%, 09/15/25(A)	150	160
Trident Merger Sub
6.625%, 11/01/25(A)	175	163

Total Containers & Packaging		3,846

Data Processing/Mgmt [1.6%]
Dun & Bradstreet
10.250%, 02/15/27(A)	275	292
6.875%, 08/15/26(A)	75	79
First Data
5.750%, 01/15/24(A)	550	566

Total Data Processing/Mgmt		937

Diagnostic Equipment [1.3%]
Avantor
9.000%, 10/01/25(A)	275	306
6.000%, 10/01/24(A)	75	80
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)	425	406

Total Diagnostic Equipment		792

Disposable Medical Prod [0.8%]
Sotera Health Holdings
6.500%, 05/15/23(A)	325	329
Teleflex
5.250%, 06/15/24	125	128

Total Disposable Medical Prod		457

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Distribution/Wholesale [1.0%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)	$50	$52
5.750%, 12/15/23(A)	250	259
Core & Main
6.125%, 08/15/25(A)	225	227
IAA
5.500%, 06/15/27(A)	25	26

Total Distribution/Wholesale		564

Diversified Minerals [0.1%]
Teck Resources
6.000%, 08/15/40	25	27

Diversified Operations [0.5%]
Amsted Industries
5.625%, 07/01/27(A)	50	52
Koppers
6.000%, 02/15/25(A)	225	211

Total Diversified Operations		263

Drugs [3.0%]
Bausch Health
7.250%, 05/30/29(A)	50	52
6.500%, 03/15/22(A)	50	52
6.125%, 04/15/25(A)	325	332
5.750%, 08/15/27(A)	50	53
5.500%, 11/01/25(A)	100	104
Bausch Health Americas
8.500%, 01/31/27(A)	475	522
Endo Dac
6.000%, 02/01/25(A)	400	268
Mallinckrodt International Finance
5.500%, 04/15/25(A)	550	368

Total Drugs		1,751

E-Commerce/Services [0.4%]
Go Daddy Operating
5.250%, 12/01/27(A)	50	52
Match Group
5.000%, 12/15/27(A)	150	157

Total E-Commerce/Services		209

Electric Utilities [1.2%]
NRG Energy
7.250%, 05/15/26	350	385
5.250%, 06/15/29(A)	25	27
Vistra Operations
5.625%, 02/15/27(A)	100	106
5.500%, 09/01/26(A)	125	132
5.000%, 07/31/27(A)	75	78

Total Electric Utilities		728

Electrical Products [0.7%]
WESCO Distribution
5.375%, 06/15/24	400	410

Energy & Power [1.0%]
Enviva Partners
8.500%, 11/01/21	225	234

Description	Face Amount (000)	Value (000)
TerraForm Power Operating
6.625%, 06/15/25(A)	$150	$157
5.000%, 01/31/28(A)	175	176

Total Energy & Power		567

Enterprise Software/Serv [1.5%]
Infor US
6.500%, 05/15/22	575	585
Informatica
7.125%, 07/15/23(A)	250	254
Riverbed Technology
8.875%, 03/01/23(A)	100	67

Total Enterprise Software/Serv		906

Entertainment & Gaming [3.2%]
Boyd Gaming
6.000%, 08/15/26	150	158
Caesars Resort Collection
5.250%, 10/15/25(A)	225	226
Eldorado Resorts
6.000%, 09/15/26	200	218
MGM Resorts International
5.750%, 06/15/25	200	217
5.500%, 04/15/27	75	79
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	150	147
Penn National Gaming
5.625%, 01/15/27(A)	100	99
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)	225	228
Stars Group Holdings BV
7.000%, 07/15/26(A)	225	238
Station Casinos
5.000%, 10/01/25(A)	200	200
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	100	99

Total Entertainment & Gaming		1,909

Financial Services [1.7%]
Navient
6.750%, 06/15/26	175	182
5.875%, 10/25/24	50	50
Navient, MTN
5.500%, 01/25/23	175	180
Quicken Loans
5.750%, 05/01/25(A)	50	51
5.250%, 01/15/28(A)	425	423
Resideo Funding
6.125%, 11/01/26(A)	125	130

Total Financial Services		1,016

Food, Beverage & Tobacco [1.5%]
B&G Foods
5.250%, 04/01/25	225	227
Post Holdings
5.625%, 01/15/28(A)	250	257
5.500%, 03/01/25(A)	400	413

Total Food, Beverage & Tobacco		897

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Food-Catering [0.4%]
Aramark Services
5.125%, 01/15/24	$250	$257

Food-Wholesale/Distrib [0.4%]
US Foods
5.875%, 06/15/24(A)	250	257

Gas-Distribution [0.5%]
AmeriGas Partners
5.750%, 05/20/27	200	210
5.500%, 05/20/25	100	105

Total Gas-Distribution		315

Hazardous Waste Disposal [0.3%]
Tervita Escrow
7.625%, 12/01/21(A)	150	153

Hotels and Motels [0.4%]
Hilton Domestic Operating
4.875%, 01/15/30(A)	100	103
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)	125	131

Total Hotels and Motels		234

Human Resources [0.6%]
Team Health Holdings
6.375%, 02/01/25(A)	425	325

Insurance [1.5%]
HUB International
7.000%, 05/01/26(A)	600	608
USI
6.875%, 05/01/25(A)	300	297

Total Insurance		905

Investment Banker/Broker Dealer [0.5%]
NFP
6.875%, 07/15/25(A)	275	272

Mach Tools and Rel Products [0.1%]
Colfax
6.375%, 02/15/26(A)	25	27
6.000%, 02/15/24(A)	25	26

Total Mach Tools and Rel Products		53

Machinery-Pumps [0.2%]
Titan Acquisition
7.750%, 04/15/26(A)	150	135

Medical Information Sys [0.7%]
IQVIA
5.000%, 10/15/26(A)	200	206
5.000%, 05/15/27(A)	200	207

Total Medical Information Sys		413

Medical Labs and Testing Srv [1.3%]
Charles River Laboratories International
5.500%, 04/01/26(A)	25	26
Eagle Holding II
7.750%, 05/15/22(A)	100	101

Description	Face Amount (000)	Value (000)
Envision Healthcare
8.750%, 10/15/26(A)	$225	$157
MEDNAX
6.250%, 01/15/27(A)	200	197
West Street Merger Sub
6.375%, 09/01/25(A)	325	300

Total Medical Labs and Testing Srv		781

Medical Products & Services [4.3%]
Acadia Healthcare
6.500%, 03/01/24	300	313
CHS
8.000%, 03/15/26(A)	75	72
6.250%, 03/31/23	175	169
HCA
5.875%, 02/01/29	75	82
5.625%, 09/01/28	275	297
5.375%, 02/01/25	425	459
5.250%, 06/15/26	100	111
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	200	210
Surgery Center Holdings
6.750%, 07/01/25(A)	175	151
Tenet Healthcare
7.000%, 08/01/25	300	299
5.125%, 05/01/25	150	151
4.625%, 07/15/24	200	202

Total Medical Products & Services		2,516

Medical-HMO [1.1%]
Centene
4.750%, 01/15/25	125	129
MPH Acquisition Holdings
7.125%, 06/01/24(A)	350	328
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)	200	177

Total Medical-HMO		634

Medical-Outptnt/Home Med [0.4%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	250	224

Medical-Whsle Drug Dist [0.0%]
Vizient
6.250%, 05/15/27(A)	25	26

Metal-Copper [0.7%]
Freeport-McMoRan
5.400%, 11/14/34	125	120
3.875%, 03/15/23	300	300

Total Metal-Copper		420

Metals & Mining [0.4%]
Hudbay Minerals
7.625%, 01/15/25(A)	200	207

Miscellaneous Business Services [0.3%]
Garda World Security
8.750%, 05/15/25(A)	200	198

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Multi-line Insurance [0.4%]
Acrisure
8.125%, 02/15/24(A)	$50	$52
7.000%, 11/15/25(A)	200	180

Total Multi-line Insurance		232

Office Automation and Equip [0.2%]
CDW
5.500%, 12/01/24	100	107

Oil, Gas & Coal [0.6%]
Targa Resources Partners LP
5.875%, 04/15/26(A)	350	371

Oil-Field Services [1.1%]
Archrock Partners
6.875%, 04/01/27(A)	125	131
SESI
7.750%, 09/15/24	150	96
7.125%, 12/15/21	175	122
USA Compression Partners
6.875%, 04/01/26	225	238
6.875%, 09/01/27(A)	75	79

Total Oil-Field Services		666

Paper & Related Products [0.4%]
Clearwater Paper
5.375%, 02/01/25(A)	137	124
4.500%, 02/01/23	140	133

Total Paper & Related Products		257

Petroleum & Fuel Products [9.9%]
Antero Midstream Partners
5.750%, 03/01/27(A)	50	50
5.750%, 01/15/28(A)	100	99
5.375%, 09/15/24	225	224
Antero Resources
5.125%, 12/01/22	200	192
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	100	91
Berry Petroleum
7.000%, 02/15/26(A)	100	97
Callon Petroleum
6.125%, 10/01/24	175	177
Carrizo Oil & Gas
6.250%, 04/15/23	175	169
Centennial Resource Production
6.875%, 04/01/27(A)	100	101
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	225	251
Cheniere Energy Partners
5.625%, 10/01/26(A)	250	264
Chesapeake Energy
8.000%, 06/15/27	175	154
7.000%, 10/01/24	100	90
CNX Midstream Partners
6.500%, 03/15/26(A)	200	190
CrownRock
5.625%, 10/15/25(A)	225	226

Description	Face Amount (000)	Value (000)
CVR Refining
6.500%, 11/01/22	$250	$255
EP Energy
8.000%, 11/29/24(A)	150	102
Gulfport Energy
6.000%, 10/15/24	200	154
Holly Energy Partners
6.000%, 08/01/24(A)	275	286
Jagged Peak Energy
5.875%, 05/01/26	150	148
Laredo Petroleum
5.625%, 01/15/22	125	116
NuStar Logistics
6.000%, 06/01/26	50	52
5.625%, 04/28/27	200	201
Oasis Petroleum
6.875%, 01/15/23	150	150
6.250%, 05/01/26(A)	50	48
Parsley Energy
5.250%, 08/15/25(A)	125	127
PDC Energy
5.750%, 05/15/26	200	196
Precision Drilling
7.125%, 01/15/26(A)	175	169
QEP Resources
5.375%, 10/01/22	125	122
Range Resources
5.000%, 03/15/23	150	141
Shelf Drilling Holdings
8.250%, 02/15/25(A)	125	115
SM Energy
6.750%, 09/15/26	175	164
SRC Energy
6.250%, 12/01/25	125	114
Summit Midstream Holdings
5.750%, 04/15/25	375	328
Sunoco
5.500%, 02/15/26	150	156
Targa Resources Partners
6.500%, 07/15/27(A)	75	82
5.125%, 02/01/25	50	51
Whiting Petroleum
6.625%, 01/15/26	200	193

Total Petroleum & Fuel Products		5,845

Precious Metals [0.2%]
Coeur Mining
5.875%, 06/01/24	125	122

Property/Casualty Ins [0.9%]
AmWINS Group
7.750%, 07/01/26(A)	275	285
AssuredPartners
7.000%, 08/15/25(A)	200	199
GTCR AP Finance
8.000%, 05/15/27(A)	50	50

Total Property/Casualty Ins		534

Publishing-Newspapers [0.7%]
TEGNA
6.375%, 10/15/23	400	412

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Quarrying [0.2%]
Compass Minerals International
4.875%, 07/15/24(A)	$150	$143

Radio [1.6%]
Cumulus Media New Holdings
6.750%, 07/01/26(A)	25	25
Entercom Media
7.250%, 11/01/24(A)	150	158
6.500%, 05/01/27(A)	75	78
Sirius XM Radio
5.375%, 07/15/26(A)	350	363
4.625%, 07/15/24(A)	25	26
3.875%, 08/01/22(A)	200	200
Urban One
7.375%, 04/15/22(A)	75	75

Total Radio		925

Real Estate Investment Trusts [0.2%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	125	135

Research and Development [1.1%]
Jaguar Holding II
6.375%, 08/01/23(A)	600	621

Resorts/Theme Parks [0.5%]
Six Flags Entertainment
4.875%, 07/31/24(A)	275	279

Retail [3.6%]
1011778 BC ULC
4.250%, 05/15/24(A)	400	405
Albertsons
7.500%, 03/15/26(A)	100	107
5.750%, 03/15/25	425	428
Ferrellgas
6.750%, 01/15/22	125	111
6.750%, 06/15/23	175	153
KFC Holding
5.250%, 06/01/26(A)	200	210
Michaels Stores
8.000%, 07/15/27(A)	125	125
5.875%, 12/15/20(A)	250	250
Party City Holdings
6.625%, 08/01/26(A)	325	315

Total Retail		2,104

Rubber & Plastic [0.3%]
Goodyear Tire & Rubber
5.000%, 05/31/26	175	172

Rubber/Plastic Products [0.4%]
Gates Global
6.000%, 07/15/22(A)	250	250

Software Tools [0.4%]
RP Crown Parent
7.375%, 10/15/24(A)	250	261

Description	Face Amount (000)	Value (000)
Telecommunication Equip [0.2%]
Anixter
6.000%, 12/01/25(A)	$125	$136

Telephones & Telecommunications [4.4%]
Altice France
8.125%, 02/01/27(A)	100	105
7.375%, 05/01/26(A)	650	666
Intelsat Jackson Holdings
8.500%, 10/15/24(A)	200	198
5.500%, 08/01/23	150	137
Sprint
7.625%, 02/15/25	350	373
7.125%, 06/15/24	250	265
Sprint Capital
6.875%, 11/15/28	300	308
T-Mobile USA
6.500%, 01/15/24	425	440
6.375%, 03/01/25	100	104

Total Telephones & Telecommunications		2,596

Transportation Services [0.3%]
VOC Escrow
5.000%, 02/15/28(A)	175	177

Transport-Equip and Leasng [1.0%]
Park Aerospace Holdings
5.500%, 02/15/24(A)	550	593

Utility [0.6%]
Suburban Propane Partners
5.875%, 03/01/27	100	100
5.750%, 03/01/25	250	252

Total Utility		352

Total Corporate Bonds
(Cost $55,374)		56,139

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust * (C)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investment** [4.2%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	2,466,588	2,467

Total Short-Term Investment
(Cost $2,467)		2,467

Total Investments [99.3%]
(Cost $57,850)		$58,606

Percentages are based on Net Assets of $59,014 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2019.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale High Yield Bond Fund

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $37,023 (000), representing 62.7% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
PIK — Payment-in-Kind
Ser — Series

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$56,139	$—	$56,139
Special Stock	—	—	—	—
Short-Term Investment	2,467	—	—	2,467
Total Investments in Securities	$2,467	$56,139	$—	$58,606

For the period ended June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2019, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [46.1%]
Communication Services [3.0%]
America Movil
3.125%, 07/16/22	$4,000	$4,089

Consumer Discretionary [6.3%]
Daimler Finance North America
2.965%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	3,996
Gap
5.950%, 04/12/21	495	517
General Motors Financial
4.350%, 01/17/27	2,500	2,547
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	999
Tupperware Brands
4.750%, 06/01/21	500	513

Total Consumer Discretionary		8,572

Financials [26.1%]
American Express
3.171%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	3,805	3,806
Bank of Montreal, MTN
3.081%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	4,070	4,087
Barclays
4.375%, 01/12/26	1,500	1,552
Capital One Financial
4.200%, 10/29/25	1,000	1,050
Citigroup
4.500%, 01/14/22	2,000	2,103
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,719
Goldman Sachs Group, MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	4,500	4,497
Jefferies Group
5.125%, 01/20/23	1,200	1,285
JPMorgan Chase
3.125%, 01/23/25	4,700	4,833
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	7
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,223
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,400	2,427

Description	Face Amount (000)	Value (000)

Toronto-Dominion Bank, MTN
3.125%, VAR ICE LIBOR USD 3 Month+0.560%, 11/05/19	$1,600	$1,603

Total Financials		35,192

Health Care [2.8%]
AbbVie
2.850%, 05/14/23	2,500	2,522
Gilead Sciences
2.950%, 03/01/27	1,240	1,256

Total Health Care		3,778

Industrials [3.3%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,535
Penske Truck Leasing Lp
4.250%, 01/17/23(A)	300	315
3.450%, 07/01/24(A)	1,500	1,546

Total Industrials		4,396

Information Technology [3.5%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,740
Western Union
5.253%, 04/01/20	2,000	2,038

Total Information Technology		4,778

Real Estate [0.2%]
Highwoods Realty
3.625%, 01/15/23	200	205
SITE Centers
4.625%, 07/15/22	79	82

Total Real Estate		287

Utilities [0.9%]
Korea Electric Power
6.750%, 08/01/27	75	96
National Fuel Gas
4.900%, 12/01/21	500	520
Puget Energy
6.000%, 09/01/21	500	534

Total Utilities		1,150

Total Corporate Bonds
(Cost $61,215)		62,242

Municipal Bonds [24.6%]
California [9.4%]
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	6,477

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	$6,000	$6,215

Total California		12,692

New York [15.2%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	3,500	4,036
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, GO
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,732
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	3,020	3,291
New York State, Urban Development, RB
3.100%, 03/15/24	5,000	5,157
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,276

Total New York		20,492

Total Municipal Bonds
(Cost $31,266)		33,184

U.S. Treasury Obligations [15.0%]
U.S. Treasury Notes
3.125%, 11/15/28	3,350	3,674
2.625%, 01/31/26	8,700	9,114
2.125%, 02/29/24	2,000	2,033
2.000%, 08/31/21	4,300	4,323
1.625%, 03/15/20	1,100	1,097

Total U.S. Treasury Obligations
(Cost $19,604)		20,241

Asset-Backed Securities [5.9%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	16	16
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28	5	3
Ford Credit Floorplan Master Owner Trust, Ser 2016-3, Cl A1
1.550%, 07/15/21	4,000	3,998
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	4,000	3,998

Total Asset-Backed Securities
(Cost $8,019)		8,015

Description	Face Amount (000)	Value (000)

U.S. Government Mortgage-Backed Obligations [4.4%]
FHLMC, Pool 1B2677
4.885%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	$3	$3
FHLMC, Pool 1B2683
4.833%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
4.650%, VAR ICE LIBOR USD 12 Month+1.768%, 12/01/34	5	5
FHLMC, Pool A93505
4.500%, 08/01/40	17	18
FHLMC, Pool A93996
4.500%, 09/01/40	25	27
FHLMC, Pool C03490
4.500%, 08/01/40	137	148
FHLMC, Pool C09015
3.000%, 10/01/42	141	144
FHLMC, Pool G02940
5.500%, 05/01/37	3	3
FHLMC, Pool G04222
5.500%, 04/01/38	6	7
FHLMC, Pool G04913
5.000%, 03/01/38	27	29
FHLMC, Pool G08003
6.000%, 07/01/34	8	9
FHLMC, Pool G11880
5.000%, 12/01/20	1	1
FHLMC, Pool G18124
6.000%, 06/01/21	2	2
FHLMC, Pool J19197
3.000%, 05/01/27	65	67
FHLMC, Pool Q08998
3.500%, 06/01/42	100	104
FHLMC, Pool Q10378
3.000%, 08/01/42	131	133
FNMA, Pool 252570
6.500%, 07/01/29	2	3
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	6	6
FNMA, Pool 255814
5.500%, 08/01/35	9	10
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	9	10
FNMA, Pool 735060
6.000%, 11/01/34	6	7
FNMA, Pool 735228
5.500%, 02/01/35	5	5
FNMA, Pool 735230
5.500%, 02/01/35	12	13
FNMA, Pool 745275
5.000%, 02/01/36	44	48

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

FNMA, Pool 745418
5.500%, 04/01/36	$49	$54
FNMA, Pool 827223
4.340%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	15	16
FNMA, Pool 844809
5.000%, 11/01/35	18	19
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	20	21
FNMA, Pool AE0828
3.500%, 02/01/41	185	191
FNMA, Pool AH0621
3.500%, 01/01/41	44	46
FNMA, Pool AJ1407
4.000%, 09/01/41	31	33
FNMA, Pool AJ7689
4.000%, 12/01/41	112	118
FNMA, Pool AK0971
3.000%, 02/01/27	60	61
FNMA, Pool AL5866
2.669%, 08/01/22	3,963	4,027
FNMA, Pool AO2970
3.000%, 05/01/42	125	127
FNMA, Pool AO4137
3.500%, 06/01/42	103	107
FNMA, Pool MA1277
2.500%, 12/01/27	61	62
GNMA, Pool G2 4696
4.500%, 05/20/40	56	59
GNMA, Pool G2 4747
5.000%, 07/20/40	22	24
GNMA, Pool G2 4923
4.500%, 01/20/41	35	37
GNMA, Pool G2 MA0155
4.000%, 06/20/42	83	88
GNMA, Pool G2 MA0392
3.500%, 09/20/42	107	111

Total U.S. Government Mortgage-Backed Obligations
(Cost $5,922)		6,006

Closed-End Fund [1.8%]
Stone Ridge Reinsurance Risk Premium Interval Fund	293,496	2,398

Total Closed-End Fund
(Cost $2,951)		2,398

Foreign Government Bond [0.8%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	1,000	1,022

Total Foreign Government Bond
(Cost $1,000)		1,022

Mortgage-Backed Obligations [0.6%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	128

Description	Face Amount (000)/Shares	Value (000)

GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	$—	$—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	273	277
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	234	238
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(C)	—	—
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(C)	15	15
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	—	—

Total Mortgage-Backed Obligations
(Cost $807)		812

Short-Term Investment** [0.0%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	23,199	23

Total Short-Term Investment
(Cost $23)		23

Total Investments [99.2%]
(Cost $130,807)		$133,943

Percentages are based on Net Assets of $134,977 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $6,856 (000), representing 5.1% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

VAR — Variable

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$62,242	$—	$62,242
Municipal Bonds	—	33,184	—	33,184
U.S. Treasury Obligations	—	20,241	—	20,241
Asset-Backed Securities	—	8,015	—	8,015
U.S. Government Mortgage-Backed Obligations	—	6,006	—	6,006
Closed-End Fund	2,398	—	—	2,398
Foreign Government Bond	—	1,022	—	1,022
Mortgage-Backed Obligations	—	812	—	812
Short-Term Investment	23	—	—	23
Total Investments in Securities	$2,421	$131,522	$—	$133,943

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Corporate Bonds [41.7%]
Advertising Sales [0.0%]
Outfront Media Capital
5.625%, 02/15/24	$250	$257

Aerospace & Defense [0.2%]
TransDigm
6.500%, 07/15/24	250	253
6.500%, 05/15/25	1,825	1,846
6.375%, 06/15/26	575	579
6.250%, 03/15/26(A)	1,125	1,184
6.000%, 07/15/22	950	960
TransDigm UK Holdings
6.875%, 05/15/26	200	202

Total Aerospace & Defense		5,024

Agricultural [0.3%]
Aragvi Finance International DAC
12.000%, 04/09/24	7,950	8,069
Mriya Farming, MTN
0.500%, 2.00%, 9/30/2019, 12/31/25(A) (B) (C)	177	12
Mriya Recovery Certificates
0.000%, 12/31/49	3,224	37

Total Agricultural		8,118

Airlines [1.2%]
Avianca Holdings
8.375%, 05/10/20	26,110	25,340
EA Partners I
6.875%, 09/28/20	8,500	3,602
EA Partners II
6.750%, 06/01/21(D)	7,545	3,282

Description	Face Amount (000)(1)	Value (000)
Gol Finance
8.875%, 01/24/22	$3,869	$3,927
7.000%, 01/31/25	1,480	1,451

Total Airlines		37,602

Airport Develop/Maint [0.2%]
International Airport Finance
12.000%, 03/15/33	5,755	6,417

Apparel/Textiles [0.0%]
Hanesbrands
4.875%, 05/15/26(A)	250	259
William Carter
5.625%, 03/15/27(A)	125	131

Total Apparel/Textiles		390

Applications Software [0.1%]
Nuance Communications
6.000%, 07/01/24	750	776
5.625%, 12/15/26	700	730
SS&C Technologies
5.500%, 09/30/27(A)	1,050	1,090

Total Applications Software		2,596

Auto Rent & Lease [0.1%]
United Rentals North America
6.500%, 12/15/26	175	190
5.875%, 09/15/26	575	612
5.500%, 05/15/27	900	947
5.250%, 01/15/30	325	334
4.875%, 01/15/28	600	612

Total Auto Rent & Lease		2,695

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Auto-Med and Heavy Duty Trks [0.0%]
JB Poindexter
7.125%, 04/15/26(A)	$875	$892

Automotive [0.0%]
BCD Acquisition
9.625%, 09/15/23(A)	500	524

Autoparts [0.3%]
Adient Global Holdings
4.875%, 08/15/26(A)	1,550	1,232
American Axle & Manufacturing
6.500%, 04/01/27	1,400	1,397
6.250%, 03/15/26	225	222
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,250	1,315
5.750%, 04/15/25(A)	375	385
IHO Verwaltungs GmbH
6.375%, 05/15/29(A)	300	300
6.000%, 05/15/27(A)	200	201
4.750% cash/0% PIK, 09/15/26(A)	1,725	1,680
Panther BF Aggregator 2
8.500%, 05/15/27(A)	2,075	2,137
6.250%, 05/15/26(A)	200	208

Total Autoparts		9,077

Description	Face Amount (000)(1)	Value (000)
Banks [2.7%]
Absa Group
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.523%, 04/25/28	$2,250	$2,341
African Bank, MTN
8.125%, 10/19/20	9,212	9,372
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28	6,565	5,533
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27	3,035	2,700
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 10/15/67	9,395	8,965
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/67	2,515	2,559
Bank Nadra Via NDR Finance
8.250%, 06/22/17(D)	721	4
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27	8,565	7,690

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
First Bank of Nigeria Via FBN Finance
8.000%, VAR USD Swap Semi 30/360 2 Yr Curr+6.488%, 07/23/21	$1,923	$1,928
ForteBank JSC
11.750%, 12/15/24	136	149
TBC Bank JSC
10.775%, VAR USD Swap Semi 30/360 5 Yr Curr+8.995%, 04/03/68	10,000	10,100
TBC Bank JSC, MTN
5.750%, 06/19/24	7,100	7,002
Trade & Development Bank of Mongolia, MTN
9.375%, 05/19/20	2,250	2,337
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27	6,250	5,304
Turkiye Garanti Bankasi, MTN
4.750%, 10/17/19	2,000	1,997
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28	6,590	5,448
5.500%, 04/21/22	2,430	2,341
Turkiye Sinai Kalkinma Bankasi
5.125%, 04/22/20	579	575
Turkiye Vakiflar Bankasi TAO
8.125%, 03/28/24	3,900	3,813
Yapi ve Kredi Bankasi
5.500%, 12/06/22	770	722

Description	Face Amount (000)(1)	Value (000)
Yapi ve Kredi Bankasi, MTN
8.250%, 10/15/24	$5,000	$5,080
5.850%, 06/21/24	2,610	2,439

Total Banks		88,399

Batteries/Battery Sys [0.1%]
Energizer Holdings
7.750%, 01/15/27(A)	1,075	1,164
6.375%, 07/15/26(A)	300	308
5.500%, 06/15/25(A)	175	177

Total Batteries/Battery Sys		1,649

Beauty Products [0.0%]
First Quality Finance
5.000%, 07/01/25(A)	300	302
4.625%, 05/15/21(A)	800	799

Total Beauty Products		1,101

Broadcasting & Cable [1.8%]
Altice
7.625%, 02/15/25(A)	1,350	1,270
Altice Financing
7.500%, 05/15/26	10,675	10,756
AMC Networks
5.000%, 04/01/24	1,475	1,517
4.750%, 08/01/25	100	101
Cablevision Systems
5.875%, 09/15/22	950	998

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CCO Holdings
5.875%, 04/01/24(A)	$325	$340
5.875%, 05/01/27(A)	600	633
5.750%, 09/01/23	525	537
5.750%, 01/15/24	825	843
5.500%, 05/01/26(A)	875	916
5.375%, 05/01/25(A)	250	258
5.250%, 09/30/22	700	711
5.125%, 02/15/23	1,275	1,295
5.125%, 05/01/27(A)	1,100	1,139
5.000%, 02/01/28(A)	900	919
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,250	1,273
CSC Holdings
7.750%, 07/15/25(A)	1,000	1,082
7.500%, 04/01/28(A)	675	741
6.625%, 10/15/25(A)	625	669
5.500%, 05/15/26(A)	775	813
5.500%, 04/15/27(A)	1,550	1,627
5.375%, 07/15/23(A)	450	462
5.250%, 06/01/24	875	909
5.125%, 12/15/21(A)	925	925
DISH DBS
7.750%, 07/01/26	1,025	994
5.875%, 11/15/24	1,525	1,443
Gray Television
5.875%, 07/15/26(A)	1,400	1,453
5.125%, 10/15/24(A)	450	458

Description		Face Amount (000)(1)	Value (000)
iHeartCommunications
8.375%, 05/01/27		$1,524	$1,597
6.375%, 05/01/26		69	73
Nexstar Broadcasting
6.125%, 02/15/22(A)		650	658
5.875%, 11/15/22		400	409
5.625%, 08/01/24(A)		1,600	1,658
Nexstar Escrow
5.625%, 07/15/27(A)		325	333
Sinclair Television Group
5.875%, 03/15/26(A)		1,050	1,073
5.625%, 08/01/24(A)		1,075	1,099
5.125%, 02/15/27(A)		500	490
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,058
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		1,800	1,827
Tribune Media
5.875%, 07/15/22		1,575	1,602
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)		1,675	1,742
Virgin Media Finance
6.000%, 10/15/24(A)		200	207
5.750%, 01/15/25(A)		500	518
Virgin Media Secured Finance
5.500%, 08/15/26(A)		400	415
5.250%, 01/15/26(A)		2,025	2,075

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
VTR Finance
6.875%, 01/15/24	$3,200	$3,324
Ziggo Bond BV
6.000%, 01/15/27(A)	925	927
5.875%, 01/15/25(A)	275	278
Ziggo BV
5.500%, 01/15/27(A)	1,325	1,348

Total Broadcasting & Cable		57,793

Building & Construction [0.4%]
CIMPOR Financial Operations BV
5.750%, 07/17/24	5,390	4,750
Cornerstone Building Brands
8.000%, 04/15/26(A)	1,375	1,339
Hillman Group
6.375%, 07/15/22(A)	1,125	998
HTA Group
9.125%, 03/08/22	1,540	1,621
Masonite International
5.750%, 09/15/26(A)	175	180
5.625%, 03/15/23(A)	325	335
Standard Industries
6.000%, 10/15/25(A)	950	1,008
5.000%, 02/15/27(A)	1,475	1,493
Yuksel Insaat
9.500%, 11/10/15(D)	16,594	830

Total Building & Construction		12,554

Description		Face Amount (000)(1)	Value (000)
Building & Construction Supplies [0.5%]
CSN Islands XII
7.000%, 12/23/67		$19,374	$17,485

Building-Heavy Construct [1.1%]
Andrade Gutierrez International
11.000%, 08/20/21		28,969	27,940
11.000%, 08/20/21(A)		8,867	8,588
Odebrecht Finance
7.125%, 06/26/42(D)		1,391	88
5.250%, 06/27/29(D)		2,000	128
4.375%, 04/25/25(D)		500	30

Total Building-Heavy Construct			36,774

Cable Satellite [0.1%]
United Group
4.375%, 07/01/22	EUR	1,700	1,976

Chemicals [0.2%]
Alpha 2 BV
8.750%, 06/01/23(A)		325	319
Alpha 3
6.250%, 02/01/25(A)		1,475	1,453
Element Solutions
5.875%, 12/01/25(A)		850	885
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	805	925

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Hexion
7.875%, 07/15/27(A)		$350	$353
6.625%, 04/15/20(D)		1,550	1,201
PQ
5.750%, 12/15/25(A)		500	506
SGL Carbon
4.625%, 09/30/24	EUR	200	236
Starfruit Finco BV
8.000%, 10/01/26(A)		1,400	1,438

Total Chemicals			7,316

Circuit Boards [0.0%]
TTM Technologies
5.625%, 10/01/25(A)		850	831

Coal Mining [1.4%]
DTEK Finance
10.750% cash/0% PIK, 12/31/24		35,005	35,575
Eterna Capital Pte
8.000%, 12/11/22		2,850	2,383
Mongolian Mining
9.250%, VAR N/A+0.000%, 04/15/24		11,337	7,767
New World Resources
8.000%, 04/07/20(D)	EUR	1,101	38
4.000% cash/0% PIK, 10/07/20(D)	EUR	380	6
Zhongrong International Resources
7.250%, 10/26/20		2,030	1,392

Total Coal Mining			47,161

Description		Face Amount (000)(1)	Value (000)
Commercial Serv-Finance [0.1%]
Nexi Capital
4.125%, 11/01/23	EUR	980	$1,154
Refinitiv US Holdings
8.250%, 11/15/26(A)		1,850	1,903
6.250%, 05/15/26(A)		300	308
Vantiv
4.375%, 11/15/25(A)		200	208

Total Commercial Serv-Finance			3,573

Commercial Services [0.1%]
Allied Universal Holdco
9.750%, 07/15/27(A)		1,525	1,519
6.625%, 07/15/26(A)		275	279
Nielsen Finance
5.000%, 04/15/22(A)		850	848
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		450	442
Sotera Health Topco
8.125% cash/0% PIK, 11/01/21(A)		1,275	1,272

Total Commercial Services			4,360

Computer Software [0.1%]
Rackspace Hosting
8.625%, 11/15/24(A)		1,675	1,537

Computer System Design & Services [0.2%]
Banff Merger Sub
9.750%, 09/01/26(A)		1,550	1,345

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Dell International
7.125%, 06/15/24(A)	$2,150	$2,270
NCR
6.375%, 12/15/23	500	516
5.000%, 07/15/22	650	655
Tempo Acquisition
6.750%, 06/01/25(A)	2,500	2,575

Total Computer System Design & Services		7,361

Computers-Memory Devices [0.0%]
Western Digital
4.750%, 02/15/26	600	589

Consumer Products & Services [0.1%]
Prestige Brands
6.375%, 03/01/24(A)	1,675	1,753
5.375%, 12/15/21(A)	1,675	1,683
Turkiye Sise ve Cam Fabrikalari
4.250%, 05/09/20	865	867

Total Consumer Products & Services		4,303

Containers & Packaging [0.8%]
ARD Finance
7.125% cash/0% PIK, 09/15/23	1,600	1,636
Ardagh Packaging Finance
7.250%, 05/15/24(A)	1,875	1,976
6.000%, 02/15/25(A)	650	673

Description		Face Amount (000)(1)	Value (000)
Berry Global
6.000%, 10/15/22		$200	$204
5.500%, 05/15/22		1,900	1,921
Berry Global Escrow
5.625%, 07/15/27(A)		525	546
4.875%, 07/15/26(A)		900	919
BWAY Holding
7.250%, 04/15/25(A)		2,850	2,750
5.500%, 04/15/24(A)		950	951
Crown Americas
4.750%, 02/01/26		650	668
4.250%, 09/30/26		75	76
Flex Acquisition
7.875%, 07/15/26(A)		975	899
6.875%, 01/15/25(A)		2,825	2,557
Graphic Packaging International
4.750%, 07/15/27(A)		300	308
Greif
6.500%, 03/01/27(A)		200	207
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	289
Multi-Color
6.125%, 12/01/22(A)		1,550	1,599
4.875%, 11/01/25(A)		375	394

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	$550	$600
5.375%, 01/15/25(A)	950	990
5.000%, 01/15/22(A)	125	128
Reynolds Group Issuer
7.000%, 07/15/24(A)	1,600	1,655
5.750%, 10/15/20	1,599	1,603
Sealed Air
5.125%, 12/01/24(A)	425	446
4.875%, 12/01/22(A)	125	131
Trident Merger Sub
6.625%, 11/01/25(A)	1,075	1,002

Total Containers & Packaging		25,128

Data Processing/Mgmt [0.2%]
Dun & Bradstreet
10.250%, 02/15/27(A)	1,800	1,910
6.875%, 08/15/26(A)	425	449
First Data
5.750%, 01/15/24(A)	2,725	2,802
5.375%, 08/15/23(A)	375	382

Total Data Processing/Mgmt		5,543

Description	Face Amount (000)(1)	Value (000)
Diagnostic Equipment [0.2%]
Avantor
9.000%, 10/01/25(A)	$1,675	$1,868
6.000%, 10/01/24(A)	525	558
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)	2,850	2,722

Total Diagnostic Equipment		5,148

Disposable Medical Prod [0.1%]
Sotera Health Holdings
6.500%, 05/15/23(A)	2,275	2,304
Teleflex
5.250%, 06/15/24	275	282
4.875%, 06/01/26	675	700
4.625%, 11/15/27	125	129

Total Disposable Medical Prod		3,415

Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)	1,500	1,564
5.750%, 12/15/23(A)	200	207
Core & Main
6.125%, 08/15/25(A)	1,450	1,465
IAA
5.500%, 06/15/27(A)	200	208

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
KAR Auction Services
5.125%, 06/01/25(A)	$700	$712

Total Distribution/Wholesale		4,156

Diversified Minerals [0.0%]
Teck Resources
6.125%, 10/01/35	525	598

Diversified Operations [0.1%]
Amsted Industries
5.625%, 07/01/27(A)	300	313
Koppers
6.000%, 02/15/25(A)	1,475	1,383

Total Diversified Operations		1,696

Drugs [0.7%]
Bausch Health
9.000%, 12/15/25(A)	875	978
7.250%, 05/30/29(A)	575	598
7.000%, 03/15/24(A)	425	452
6.125%, 04/15/25(A)	2,300	2,349
5.875%, 05/15/23(A)	368	372
5.750%, 08/15/27(A)	275	289
5.500%, 03/01/23(A)	65	65
5.500%, 11/01/25(A)	425	443
Bausch Health Americas
9.250%, 04/01/26(A)	300	336
8.500%, 01/31/27(A)	1,125	1,237

Description		Face Amount (000)(1)	Value (000)
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	$362
Endo Dac
6.000%, 07/15/23(A)		410	295
6.000%, 02/01/25(A)		2,200	1,474
Mallinckrodt International Finance
5.625%, 10/15/23(A)		750	566
5.500%, 04/15/25(A)		2,575	1,725
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,065
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46		12,400	8,478

Total Drugs			24,084

E-Commerce/Services [0.0%]
Go Daddy Operating
5.250%, 12/01/27(A)		300	311
Match Group
5.000%, 12/15/27(A)		575	602

Total E-Commerce/Services			913

Electric Utilities [1.3%]
Calpine
5.875%, 01/15/24(A)		375	384
5.750%, 01/15/25		1,275	1,265
5.250%, 06/01/26(A)		175	178
Cometa Energia
6.375%, 04/24/35		1,647	1,701

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Generacion Mediterranea
9.625%, 07/27/23		$15,629	$13,089
Genneia
8.750%, 01/20/22		1	1
NRG Energy
7.250%, 05/15/26		650	716
6.625%, 01/15/27		625	679
5.750%, 01/15/28		200	214
5.250%, 06/15/29(A)		425	454
Pampa Energia
7.500%, 01/24/27		3,565	3,326
7.375%, 07/21/23		4,595	4,457
Stoneway Capital
10.000%, 03/01/27		15,035	14,170
Vistra Operations
5.625%, 02/15/27(A)		800	847
5.500%, 09/01/26(A)		400	423
5.000%, 07/31/27(A)		725	751

Total Electric Utilities			42,655

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21		1,275	1,285
5.375%, 06/15/24		775	794

Total Electrical Products			2,079

Electric-Distribution [0.0%]
Comision Federal de Electricidad
8.180%, 12/23/27	MXN	14,360	666
Viridian Group FinanceCo
4.000%, 09/15/25	EUR	500	576

Total Electric-Distribution			1,242

Description	Face Amount (000)(1)	Value (000)
Energy & Power [0.5%]
Enviva Partners
8.500%, 11/01/21	$1,650	$1,716
Rio Energy
6.875%, 02/01/25	13,314	10,092
6.875%, 02/01/25(A)	2,080	1,587
TerraForm Power Operating
6.625%, 06/15/25(A)	875	919
5.000%, 01/31/28(A)	875	878
4.250%, 01/31/23(A)	100	100

Total Energy & Power		15,292

Enterprise Software/Serv [0.2%]
HNA Ecotech Panorama Cayman
8.000%, 04/15/21	105	96
Infor US
6.500%, 05/15/22	2,350	2,391
Informatica
7.125%, 07/15/23(A)	1,600	1,628
Riverbed Technology
8.875%, 03/01/23(A)	875	584
Sophia
9.000%, 09/30/23(A)	625	645

Total Enterprise Software/Serv		5,344

Entertainment & Gaming [0.4%]
Boyd Gaming
6.875%, 05/15/23	1,125	1,162
6.375%, 04/01/26	300	317

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Caesars Resort Collection
5.250%, 10/15/25(A)		$1,950	$1,956
Eldorado Resorts
6.000%, 04/01/25		1,175	1,235
Gamenet Group
5.125%, VAR Euribor 3 Month+5.125%, 04/27/23	EUR	265	308
MGM Resorts International
7.750%, 03/15/22		75	84
6.000%, 03/15/23		500	542
5.750%, 06/15/25		975	1,061
5.500%, 04/15/27		400	419
4.625%, 09/01/26		250	251
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)		1,025	1,003
Penn National Gaming
5.625%, 01/15/27(A)		675	666
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)		1,425	1,446
Stars Group Holdings BV
7.000%, 07/15/26(A)		1,575	1,666
Station Casinos
5.000%, 10/01/25(A)		1,025	1,028
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)		675	665

Total Entertainment & Gaming			13,809

Description		Face Amount (000)(1)	Value (000)
Export/Import Bank [0.1%]
Ukreximbank Via Biz Finance
9.750%, 01/22/25		$2,070	$2,171

Financial Services [1.0%]
Ally Financial
5.750%, 11/20/25		1,375	1,521
Amigo Luxembourg
7.625%, 01/15/24	GBP	350	458
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	557
Astana-Finance JSC
0.000%, 12/22/24(E)		147	—
Cabot Financial Luxembourg II, MTN
6.375%, VAR Euribor 3 Month+6.375%, 06/14/24	EUR	700	804
Fondo MIVIVIENDA
7.000%, 02/14/24	PEN	1,406	461
Indiabulls Housing Finance, MTN
6.375%, 05/28/22		16,500	15,518
Louvre Bidco SAS
4.250%, 09/30/24	EUR	2,200	2,468
Navient
6.750%, 06/25/25		225	233
6.750%, 06/15/26		200	208
5.875%, 10/25/24		1,275	1,289
Navient, MTN
6.125%, 03/25/24		800	820
Oilflow SPV 1 DAC
12.000%, 01/13/22		5,524	5,755
Quicken Loans
5.750%, 05/01/25(A)		2,300	2,372
5.250%, 01/15/28(A)		375	373

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Resideo Funding
6.125%, 11/01/26(A)	$475	$494
Unifin Financiera SOFOM ENR
7.375%, 02/12/26	40	39

Total Financial Services		33,370

Food, Beverage & Tobacco [1.3%]
Ajecorp BV
6.500%, 05/14/22	4,660	4,450
B&G Foods
5.250%, 04/01/25	1,450	1,464
CEDC Finance International
10.000%, 12/31/22(A)	7,230	6,218
MARB BondCo
7.000%, 03/15/24	1,010	1,056
MHP
8.250%, 04/02/20	16,026	16,462
7.750%, 05/10/24	100	106
MHP Lux
6.950%, 04/03/26	2,345	2,382
NBM US Holdings
7.000%, 05/14/26(A)	6,200	6,543
Post Holdings
5.750%, 03/01/27(A)	900	929
5.625%, 01/15/28(A)	575	591
5.500%, 03/01/25(A)	275	284
5.000%, 08/15/26(A)	2,125	2,154

Total Food, Beverage & Tobacco		42,639

Description	Face Amount (000)(1)	Value (000)
Food-Catering [0.1%]
Aramark Services
5.125%, 01/15/24	$1,075	$1,105
5.000%, 04/01/25(A)	625	634
5.000%, 02/01/28(A)	725	746

Total Food-Catering		2,485

Food-Wholesale/Distrib [0.0%]
US Foods
5.875%, 06/15/24(A)	1,450	1,490

Foreign Governments [0.0%]
Republic of Angola Via Northern Lights III BV
7.000%, 08/17/19	53	53

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	650	689
5.750%, 05/20/27	925	971
5.500%, 05/20/25	375	395

Total Gas-Distribution		2,055

Gold Mining [0.1%]
Eldorado Gold
9.500%, 06/01/24	1,563	1,563

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)	925	941

Hotels and Motels [0.1%]
Grupo Posadas
7.875%, 06/30/22	43	43

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Hilton Domestic Operating
5.125%, 05/01/26		$900	$940
4.875%, 01/15/30(A)		375	386
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)		475	497

Total Hotels and Motels			1,866

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(A)		3,050	2,333

Insurance [0.2%]
Ardonagh Midco 3
8.625%, 07/15/23(A)		975	916
HUB International
7.000%, 05/01/26(A)		3,800	3,852
USI
6.875%, 05/01/25(A)		1,725	1,708

Total Insurance			6,476

Internet Connectiv Svcs [0.1%]
United Group
4.875%, 07/01/24	EUR	1,150	1,357
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	1,718

Total Internet Connectiv Svcs			3,075

Description	Face Amount (000)(1)	Value (000)
Investment Banker/Broker Dealer [0.1%]
NFP
6.875%, 07/15/25(A)	$1,625	$1,608

Investment Companies [0.1%]
Unigel Luxembourg
10.500%, 01/22/24	2,125	2,284

Mach Tools and Rel Products [0.0%]
Colfax
6.375%, 02/15/26(A)	200	215
6.000%, 02/15/24(A)	250	264

Total Mach Tools and Rel Products		479

Machinery-General Indust [0.0%]
Stevens Holding
6.125%, 10/01/26(A)	225	237

Machinery-Pumps [0.0%]
Titan Acquisition
7.750%, 04/15/26(A)	900	810

Medical Information Sys [0.0%]
IQVIA
5.000%, 10/15/26(A)	975	1,007
5.000%, 05/15/27(A)	325	335

Total Medical Information Sys		1,342

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Medical Labs and Testing Srv [0.1%]
Charles River Laboratories International
5.500%, 04/01/26(A)		$325	$342
Eagle Holding II
7.750%, 05/15/22(A)		625	630
Envision Healthcare
8.750%, 10/15/26(A)		1,400	976
MEDNAX
6.250%, 01/15/27(A)		875	861
West Street Merger Sub
6.375%, 09/01/25(A)		2,050	1,896

Total Medical Labs and Testing Srv			4,705

Medical Products & Services [0.6%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	424	487
4.000%, 10/01/23	EUR	450	526
Acadia Healthcare
6.500%, 03/01/24		2,000	2,085
Bio City Development
8.000%, 07/06/18		1,000	110
CHS
8.625%, 01/15/24(A)		100	100
8.000%, 03/15/26(A)		400	385
6.875%, 02/01/22		900	607
6.250%, 03/31/23		1,025	987

Description	Face Amount (000)(1)	Value (000)
HCA
5.875%, 05/01/23	$825	$897
5.875%, 02/15/26	675	746
5.875%, 02/01/29	350	384
5.625%, 09/01/28	425	460
5.375%, 02/01/25	1,975	2,132
5.375%, 09/01/26	150	161
5.000%, 03/15/24	1,025	1,117
HCA Healthcare
6.250%, 02/15/21	550	576
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	1,300	1,362
Surgery Center Holdings
6.750%, 07/01/25(A)	1,200	1,038
Tenet Healthcare
7.000%, 08/01/25	325	323
6.750%, 06/15/23	1,600	1,606
5.125%, 05/01/25	1,025	1,030
4.625%, 07/15/24	625	633
4.375%, 10/01/21	300	305

Total Medical Products & Services		18,057

Medical-HMO [0.1%]
Centene
5.375%, 06/01/26(A)	650	683
MPH Acquisition Holdings
7.125%, 06/01/24(A) (F)	2,900	2,719
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)	675	596

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
WellCare Health Plans
5.375%, 08/15/26(A)	$325	$345

Total Medical-HMO		4,343

Medical-Outptnt/Home Med [0.0%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,675	1,499

Medical-Whsle Drug Dist [0.0%]
Vizient
6.250%, 05/15/27(A)	200	211

Metal-Copper [0.3%]
First Quantum Minerals
7.250%, 04/01/23	2,450	2,395
6.875%, 03/01/26	6,200	5,773
Freeport-McMoRan
5.400%, 11/14/34	1,325	1,269
3.875%, 03/15/23	1,425	1,425

Total Metal-Copper		10,862

Metal-Iron [0.8%]
Samarco Mineracao
5.750%, 10/24/23(D) (F)	17,086	13,608
5.375%, 09/26/24(D)	5,219	4,148
4.125%, 11/01/22(D)	9,741	7,452

Total Metal-Iron		25,208

Metals & Mining [0.5%]
Eldorado Gold
9.500%, 06/01/24(A)	190	190

Description		Face Amount (000)(1)	Value (000)
Hudbay Minerals
7.625%, 01/15/25(A)		$875	$903
7.250%, 01/15/23(A)		325	335
TiZir
9.500%, 07/19/22(A)		15,492	16,077

Total Metals & Mining			17,505

Miscellaneous Business Services [0.0%]
Acosta
7.750%, 10/01/22(A)		1,550	248
Garda World Security
8.750%, 05/15/25(A)		1,200	1,185

Total Miscellaneous Business Services			1,433

Motion Pictures and Services [0.0%]
Entertainment One
4.625%, 07/15/26	GBP	600	783

Multi-line Insurance [0.1%]
Acrisure
8.125%, 02/15/24(A)		400	413
7.000%, 11/15/25(A)		1,275	1,151

Total Multi-line Insurance			1,564

Office Automation and Equip [0.0%]
CDW
5.500%, 12/01/24		575	615
5.000%, 09/01/25		125	130

Total Office Automation and Equip			745

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oil, Gas & Coal [0.0%]
Targa Resources Partners
5.875%, 04/15/26(A)	$300	$318

Oil-Field Services [0.1%]
Apergy
6.375%, 05/01/26	175	176
Archrock Partners
6.875%, 04/01/27(A)	825	862
SESI
7.750%, 09/15/24	1,375	884
7.125%, 12/15/21	625	436
USA Compression Partners
6.875%, 04/01/26	1,025	1,084
6.875%, 09/01/27(A)	600	630

Total Oil-Field Services		4,072

Oil-US Royalty Trusts [0.0%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24(A)	62	69

Paper & Related Products [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	2,075	1,883

Petroleum & Fuel Products [12.3%]
ADES International Holding
8.625%, 04/24/24	5,830	5,766
8.625%, 04/24/24(A)	5,675	5,646
Andeavor Logistics
6.250%, 10/15/22	362	371

Description	Face Amount (000)(1)	Value (000)
Antero Midstream Partners
5.750%, 03/01/27(A)	$250	$250
5.750%, 01/15/28(A)	750	742
5.375%, 09/15/24	1,300	1,292
Antero Resources
5.625%, 06/01/23	325	314
5.000%, 03/01/25	350	323
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)	375	397
Berry Petroleum
7.000%, 02/15/26(A)	550	533
Callon Petroleum
6.375%, 07/01/26	175	177
6.125%, 10/01/24	1,155	1,166
Carrizo Oil & Gas
8.250%, 07/15/25	325	320
6.250%, 04/15/23	675	651
Centennial Resource Production
6.875%, 04/01/27(A)	600	606
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	275	316
5.875%, 03/31/25	875	975
5.125%, 06/30/27	275	299
Cheniere Energy Partners
5.625%, 10/01/26(A)	100	106
5.250%, 10/01/25	1,550	1,602
Chesapeake Energy
8.000%, 01/15/25	325	302
8.000%, 06/15/27	925	815
7.000%, 10/01/24	575	516

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CNX Midstream Partners
6.500%, 03/15/26(A)	$1,325	$1,259
Constellation Oil Services Holding
9.500%, 11/09/24	20,165	9,478
CrownRock
5.625%, 10/15/25(A)	1,600	1,604
CVR Refining
6.500%, 11/01/22	1,725	1,759
DNO
8.750%, 05/31/23(A)	9,100	9,373
8.375%, 05/29/24(A)	42,541	42,558
Endeavor Energy Resources
5.750%, 01/30/28(A)	425	447
5.500%, 01/30/26(A)	75	78
EP Energy
8.000%, 11/29/24(A)	925	629
EP PetroEcuador via Noble Sovereign Funding I
7.963%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	2,346	2,366
Faroe Petroleum
8.000%, 04/28/23	11,600	12,354
Frontera Energy
9.700%, 06/25/23	8,785	9,389
Gulfport Energy
6.375%, 05/15/25	675	522
6.375%, 01/15/26	225	170
6.000%, 10/15/24	300	232
HKN Energy
11.000%, 03/06/24	16,800	17,159

Description	Face Amount (000)(1)	Value (000)
Holly Energy Partners
6.000%, 08/01/24(A)	$1,625	$1,690
Jagged Peak Energy
5.875%, 05/01/26	500	492
Kuwait Energy
9.500%, 08/04/19	52,705	52,294
Laredo Petroleum
6.250%, 03/15/23	200	186
5.625%, 01/15/22	175	162
Latina Offshore
8.875%, 10/15/22(A) (G)	7,303	5,988
Medco Oak Tree Pte
7.375%, 05/14/26(A)	1,800	1,812
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	14,350	9,071
NuStar Logistics
6.000%, 06/01/26	400	414
5.625%, 04/28/27	1,200	1,209
Oasis Petroleum
6.875%, 03/15/22	615	614
6.875%, 01/15/23	175	175
6.250%, 05/01/26(A)	325	314
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26	16,435	10,108
Odebrecht Offshore Drilling Finance
7.720% cash/0% PIK, 12/01/26	3,242	811
Offshore Drilling Holding
8.375%, 09/20/20	30,495	10,521
Oil and Gas Holding BSCC
8.375%, 11/07/28	2,850	3,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Oilflow SPV 1 DAC
12.000%, 01/13/22(A)		$7,005	$7,350
Oro Negro Drilling Pte
7.500%, 01/24/19(A) (D)		35,649	14,794
0.000%, (E)		3,343	—
Parsley Energy
5.625%, 10/15/27(A)		500	523
5.375%, 01/15/25(A)		275	282
5.250%, 08/15/25(A)		275	279
PDC Energy
6.125%, 09/15/24		450	450
5.750%, 05/15/26		500	491
Petroamazonas EP
4.625%, 02/16/20		3,673	3,673
4.625%, 11/06/20		3,361	3,346
Petrobras Global Finance
6.875%, 01/20/40		3,825	4,162
6.850%, 06/05/15		17,648	18,339
Petroleos de Venezuela
9.750%, 05/17/35(D)		8,689	2,172
8.500%, 10/27/20		10,470	9,214
Petroleos Mexicanos
7.190%, 09/12/24	MXN	13,000	562
6.500%, 03/13/27		4,070	4,029
Petroleos Mexicanos, MTN
6.750%, 09/21/47		4,445	3,969
Precision Drilling
7.750%, 12/15/23		775	790
7.125%, 01/15/26(A)		200	194
6.500%, 12/15/21		72	72
Puma International Financing
5.000%, 01/24/26		5,635	4,906

Description	Face Amount (000)(1)	Value (000)
QEP Resources
5.625%, 03/01/26	$350	$329
5.250%, 05/01/23	550	529
Range Resources
5.000%, 03/15/23	250	236
4.875%, 05/15/25	847	743
ShaMaran Petroleum
12.000%, 07/05/23(A)	17,398	17,534
Shelf Drilling Holdings
8.250%, 02/15/25(A)	850	785
SM Energy
6.750%, 09/15/26	350	328
6.625%, 01/15/27	125	116
5.625%, 06/01/25	375	341
5.000%, 01/15/24	175	161
Southwestern Energy
7.750%, 10/01/27	725	694
SRC Energy
6.250%, 12/01/25	925	842
Summit Midstream Holdings
5.750%, 04/15/25	1,275	1,116
5.500%, 08/15/22	1,200	1,152
Sunoco
5.875%, 03/15/28	325	337
5.500%, 02/15/26	325	338
4.875%, 01/15/23	75	77
Targa Resources Partners
6.500%, 07/15/27(A)	150	164
5.375%, 02/01/27	1,075	1,113
5.250%, 05/01/23	500	507
5.125%, 02/01/25	225	232
5.000%, 01/15/28	600	601
TransMontaigne Partners
6.125%, 02/15/26	175	168

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Trinidad Petroleum Holdings
9.750%, 08/14/19	$26,372	$26,306
9.750%, 06/15/26(A)	17,824	17,824
Ultra Resources
7.125%, 04/15/25(A)	750	64
6.875%, 04/15/22(A)	225	27
Whiting Petroleum
6.625%, 01/15/26	450	434
6.250%, 04/01/23	800	798
WPX Energy
5.250%, 09/15/24	200	205
YPF
8.750%, 04/04/24	7,630	7,742
8.500%, 07/28/25	3,130	3,147
6.950%, 07/21/27	4,510	4,109

Total Petroleum & Fuel Products		400,598

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24	975	949

Property/Casualty Ins [0.1%]
AmWINS Group
7.750%, 07/01/26(A)	1,175	1,216
AssuredPartners
7.000%, 08/15/25(A)	1,500	1,491
GTCR AP Finance
8.000%, 05/15/27(A)	175	176

Total Property/Casualty Ins		2,883

Description	Face Amount (000)(1)	Value (000)
Publishing-Newspapers [0.0%]
TEGNA
6.375%, 10/15/23	$1,125	$1,159
5.500%, 09/15/24(A)	100	102

Total Publishing-Newspapers		1,261

Quarrying [0.0%]
Compass Minerals International
4.875%, 07/15/24(A)	1,200	1,144

Radio [0.2%]
Cumulus Media New Holdings
6.750%, 07/01/26(A)	125	125
Entercom Media
7.250%, 11/01/24(A)	1,025	1,080
6.500%, 05/01/27(A)	500	520
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,002
5.500%, 07/01/29(A)	350	359
5.375%, 04/15/25(A)	1,100	1,134
5.375%, 07/15/26(A)	525	544
4.625%, 05/15/23(A)	400	404
4.625%, 07/15/24(A)	725	742
Urban One
7.375%, 04/15/22(A)	550	549

Total Radio		6,459

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Real Estate Investment Trusts [0.2%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24		$425	$458
Trust F
6.950%, 01/30/44		2,215	2,485
6.390%, 01/15/50(A)		4,145	4,259

Total Real Estate Investment Trusts			7,202

Real Estate Oper/Develop [1.3%]
CFLD Cayman Investment
8.600%, 04/08/24		4,425	4,469
China Evergrande Group
9.500%, 03/29/24		2,305	2,174
8.750%, 06/28/25		3,335	2,965
7.500%, 06/28/23		5,295	4,758
Ezdan Sukuk
4.875%, 04/05/22		1,480	1,342
4.375%, 05/18/21		2,195	2,013
Haya Finance 2017
5.250%, 11/15/22	EUR	2,510	2,416
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	427
IRSA Propiedades Comerciales
8.750%, 03/23/23		2,680	2,586
Kaisa Group Holdings
9.375%, 06/30/24		4,725	4,307
8.500%, 06/30/22		4,505	4,304
Sunac China Holdings
7.950%, 10/11/23		4,385	4,419

Description		Face Amount (000)(1)	Value (000)
Zhenro Properties Group
9.800%, 08/20/21		$4,940	$5,149
8.650%, 01/21/23		2,285	2,229

Total Real Estate Oper/Develop			43,558

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(A)		3,575	3,700

Resorts/Theme Parks [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(A)		1,925	2,002

Retail [0.5%]
1011778 BC ULC
5.000%, 10/15/25(A)		2,425	2,444
4.250%, 05/15/24(A)		375	379
Albertsons
7.500%, 03/15/26(A)		625	667
6.625%, 06/15/24		825	855
5.750%, 03/15/25		1,750	1,764
eG Global Finance
4.375%, 02/07/25	EUR	770	872
Ferrellgas
6.750%, 01/15/22		775	686
6.750%, 06/15/23		725	636
6.500%, 05/01/21		450	409
IRSA Inversiones y Representaciones
7.000%, 09/09/19		100	100

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
KFC Holding
5.250%, 06/01/26(A)		$625	$655
5.000%, 06/01/24(A)		325	336
4.750%, 06/01/27(A)		350	359
LSF10 Wolverine Investments SCA
5.000%, 03/15/24	EUR	500	582
Michaels Stores
8.000%, 07/15/27(A)		750	746
5.875%, 12/15/20(A)		1,200	1,202
Party City Holdings
6.625%, 08/01/26(A)		375	364
6.125%, 08/15/23(A)		1,650	1,662
Suburban Propane Partners
5.875%, 03/01/27		425	426
5.750%, 03/01/25		850	856
5.500%, 06/01/24		725	729

Total Retail			16,729

Rubber & Plastic [0.0%]
Goodyear Tire & Rubber
5.000%, 05/31/26		675	665

Rubber/Plastic Products [0.0%]
Gates Global
6.000%, 07/15/22(A)		1,399	1,400

Semi-Conductors [0.1%]
Entegris
4.625%, 02/10/26(A)		575	580

Description	Face Amount (000)(1)	Value (000)
Sensata Technologies
5.000%, 10/01/25(A)	$75	$78
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	239
Tunghsu Venus Holdings
7.000%, 06/12/20	4,275	2,846

Total Semi-Conductors		3,743

Software Tools [0.1%]
RP Crown Parent
7.375%, 10/15/24(A)	1,850	1,929

Steel & Steel Works [1.1%]
CSN Resources
7.625%, 02/13/23	8,000	8,440
7.625%, 04/17/26	5,200	5,529
6.500%, 07/21/20	7,013	7,206
Metinvest BV
8.500%, 04/23/26	5,418	5,646
7.750%, 04/23/23	7,538	7,812
Steel Dynamics
5.500%, 10/01/24	200	207

Total Steel & Steel Works		34,840

Telecommunication Equip [0.0%]
Anixter
6.000%, 12/01/25(A)	225	244
CommScope Technologies
6.000%, 06/15/25(A)	375	352

Total Telecommunication Equip		596

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Telephones & Telecommunications [2.9%]
Altice France
8.125%, 02/01/27(A)		$375	$394
7.375%, 05/01/26(A)		3,000	3,075
Axtel
6.375%, 11/14/24		2,465	2,520
C&W Senior Financing DAC
7.500%, 10/15/26		2,645	2,764
Digicel
6.000%, 04/15/21		19,265	14,690
Digicel Group One
8.250%, 12/30/22		5,839	3,270
8.250%, 12/30/22(A)		102	56
Digicel Group Two
9.125% cash/0% PIK, 04/01/24(A)		7,512	1,653
8.250%, 09/30/22(A)		5,506	1,266
Intelsat Jackson Holdings
9.750%, 07/15/25(A)		525	536
8.500%, 10/15/24(A)		900	891
8.000%, 02/15/24(A)		300	313
5.500%, 08/01/23		875	798
Liquid Telecommunications Financing
8.500%, 07/13/22		3,150	3,161
Matterhorn Telecom
4.000%, 11/15/27	EUR	385	435
3.250%, VAR Euribor 3 Month+3.250%, 02/01/23	EUR	143	162

Description	Face Amount (000)(1)	Value (000)
Maxcom Telecomunicaciones
8.000%, 06/15/20	$9,000	$4,860
Oi
10.000% cash/0% PIK, 07/27/25	37,539	38,778
Sprint
7.875%, 09/15/23	2,600	2,824
7.625%, 02/15/25	1,250	1,331
7.625%, 03/01/26	300	320
7.125%, 06/15/24	425	451
Sprint Capital
6.875%, 11/15/28	1,200	1,233
Telecom Argentina
6.500%, 06/15/21	3,999	3,975
T-Mobile USA
6.500%, 01/15/24	700	725
6.500%, 01/15/26	400	432
6.375%, 03/01/25	575	597
6.000%, 04/15/24	550	573
4.750%, 02/01/28	325	334
4.500%, 02/01/26	700	717

Total Telephones & Telecommunications		93,134

Textile-Products [0.2%]
Grupo Kaltex
8.875%, 04/11/22	140	99
Prime Bloom Holdings
7.500%, 12/19/19	1,800	1,719
6.950%, 07/05/22	4,160	3,266

Total Textile-Products		5,084

Transportation Services [0.2%]
Alfa
6.875%, 03/25/44	405	452
Global Liman Isletmeleri
8.125%, 11/14/21	4,289	4,243

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Sabre GLBL
5.375%, 04/15/23(A)	$375	$383
VOC Escrow
5.000%, 02/15/28(A)	500	507

Total Transportation Services		5,585

Transport-Equip and Leasng [0.1%]
Avolon Holdings Funding
5.125%, 10/01/23(A)	150	159
Park Aerospace Holdings
5.500%, 02/15/24(A)	2,650	2,856
5.250%, 08/15/22(A)	625	660
4.500%, 03/15/23(A)	150	155

Total Transport-Equip and Leasng		3,830

Water [0.1%]
Agua y Saneamientos Argentinos
6.625%, 02/01/23	5,535	4,101

Total Corporate Bonds
(Cost $1,388,460)		1,361,382

Loan Participations [25.6%]
Aerospace [0.5%]
Air Canada, Term Loan B (2018)
4.428%, VAR LIBOR+2.000%, 10/06/23	938	937

Description	Face Amount (000)(1)	Value (000)
American Airlines Inc, 2017 Class B Term Loan
4.394%, VAR LIBOR+2.000%, 12/14/23	$774	$762
American Airlines Inc, Term Loan B
4.402%, VAR LIBOR+2.000%, 04/28/23	1,707	1,682
American Airlines Inc, Term Loan B (2017)
4.412%, VAR LIBOR+2.000%, 10/10/21	1,294	1,289
American Airlines Inc, Term Loan B (2018)
4.061%, VAR LIBOR+1.750%, 06/27/25	530	515
Autokiniton US Holdings (L&W), Term Loan B
6.402%, VAR LIBOR+4.000%, 05/17/25	436	425
Dae Aviation, Term Loan B, 1st Lien
6.330%, 04/06/26	1,398	1,403
6.330%, 04/06/26	752	755
Ducommun Inc, Term Loan B
6.402%, 11/21/25	1,036	1,040
MB Aerospace, Term Loan
5.902%, VAR LIBOR+3.500%, 12/13/24	188	182
Science Applications International Corp (SAIC), Term Loan B (2018)
4.152%, VAR LIBOR+1.750%, 11/05/25	955	948

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
TransDigm Inc., New Tranche E Term Loan (2018)
4.830%, VAR LIBOR+2.500%, 05/30/25		$3,055	$2,982
TransDigm Inc., New Tranche F Term Loan (2018)
4.830%, VAR LIBOR+2.500%, 06/09/23		2,160	2,118
TransDigm Inc., New Tranche G Term Loan
4.830%, 08/22/24		184	180
WP CPP Holdings, Second Lien (2018)
10.340%, VAR LIBOR+7.750%, 04/24/26		405	402
WP CPP Holdings, Term B Loan
6.340%, VAR LIBOR+3.750%, 04/25/25		2,012	2,007

Total Aerospace			17,627

Aerospace and Defense [0.1%]
A6 Audio Bidco Limited, Facility B2
7.101%, VAR LIBOR+4.500%, 03/22/24		1,223	1,217
CAB, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 06/14/24	EUR	1,000	1,142

Total Aerospace and Defense			2,359

Agriculture [0.1%]
US Salt, Term Loan B, 1st Lien
7.152%, 02/06/26		1,726	1,724

Description		Face Amount (000)(1)	Value (000)
Automotive [0.2%]
Abra Auto Body/Caliber Collision, Term Loan B, 1st Lien
5.919%, 02/05/26		$935	$935
Dana, Term Loan B
4.652%, 02/27/26		733	731
Holley Purchaser, Term Loan B
7.583%, VAR LIBOR+5.000%, 10/24/25		354	344
Panther BF Aggregator, Term Loan, 1st Lien
3.750%, 04/30/26		3,000	3,413

Total Automotive			5,423

Beverage, Food and Tobacco [0.1%]
Everest Bidco SAS, Facility B
4.000%, VAR Euribor+4.000%, 06/06/25	EUR	1,000	1,136
Refresco, Term Loan B, 1st Lien
4.870%, VAR LIBOR+4.000%, 12/13/24	EUR	1,000	1,262

Total Beverage, Food and Tobacco			2,398

Broadcast Radio and Television [0.1%]
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	4,500	4,597

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Broadcasting [0.4%]
CBS Radio Inc., Term Loan B (2017)
5.152%, VAR LIBOR+2.750%, 11/18/24	$823	$821
Gray Television, Inc., Term Loan B2
4.681%, 02/07/24	950	945
Gray Television, Inc., Term Loan C
4.931%, 11/02/25	1,277	1,275
Nexstar Broadcasting Inc, Term Loan A4 - Nexstar
3.940%, VAR LIBOR+1.750%, 10/20/23	796	787
Nexstar Broadcasting Inc, Term Loan A4 - Shield
3.940%, 10/20/23	22	22
Nexstar Broadcasting Inc, Term Loan B3
4.652%, VAR LIBOR+2.250%, 01/17/24	1,334	1,322
Nexstar Broadcasting Inc, Term Loan B3 (2018) Mission
4.690%, VAR LIBOR+2.250%, 01/17/24	266	263
Nexstar Broadcasting Inc, Term Loan, 1st Lien
0.000%, 06/19/26	2,000	1,993
Quincy Newspapers, Term Loan B
5.410%, VAR LIBOR+3.000%, 10/19/22	372	369

Description		Face Amount (000)(1)	Value (000)
Tribune Media Company, Term Loan B
5.402%, VAR LIBOR+3.000%, 12/27/20		$875	$874
Tribune Media Company, Term Loan C
5.439%, VAR LIBOR+3.000%, 01/26/24		3,294	3,286
Univision Comm (fka Umbrella), 2017 Replacement Term Loan
5.152%, VAR LIBOR+2.750%, 03/15/24		2,149	2,044

Total Broadcasting			14,001

Building and Development [0.1%]
Flamingo LUX II, Senior Facility B3
3.250%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	1,675

Buildings and Real Estate [0.2%]
Canary Finco Limited, Facility B
7.113%, VAR LIBOR+4.250%, 03/29/24		2,000	1,992
Elsan SAS (fka Vedici Investissements), Facility B2, 1st Lien
3.500%, VAR Euribor+3.750%, 10/31/22	EUR	2,000	2,282

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
HomeVi, Senior Facility B, 1st Lien
3.000%, VAR Euribor+3.250%, 10/11/24	EUR	2,000	$2,266

Total Buildings and Real Estate			6,540

Business Equipment and Services [0.7%]
Blitz F18-675 GmbH, Facility B1
3.750%, VAR Euribor+3.750%, 07/16/25	EUR	1,500	1,716
Blitz F18-675 GmbH, Facility B2
3.750%, VAR Euribor+3.750%, 07/31/25	EUR	1,500	1,716
Civica, Cov-Lite, 1st Lien
5.598%, 10/10/24(G)	GBP	2,000	2,489
Indigocyan Holdco 3 Limited, Facility B, 1st Lien
5.546%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	3,767
Phoenix BidCo 2 GmbH, Facility B
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	560
Saphilux S.a.r.l., Euro Facility B
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,224
Trescal, Term Loan B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,114

Description		Face Amount (000)(1)	Value (000)
Unit4, 1st Lien
4.500%, VAR Euribor+4.500%, 09/17/21	EUR	994	$1,136
Webhelp, 1st Lien
3.500%, VAR Euribor+3.500%, 03/16/23	EUR	1,000	1,136
Webhelp, Term Loan B3, 1st Lien
5.286%, VAR LIBOR+4.250%, 12/31/49	GBP	1,500	1,884
ZPG, Term Loan B, 1st Lien
5.230%, VAR LIBOR+4.750%, 06/06/25	EUR	2,000	2,493
3.500%, VAR Euribor+3.750%, 06/06/25	EUR	1,000	1,131

Total Business Equipment and Services			21,366

Cable & Satellite Television [0.1%]
Orion Cable, Cov-Lite
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,309
Ziggo Secured Finance B.V., Term Loan F, 1st Lien
3.000%, VAR Euribor+3.000%, 04/15/25	EUR	3,000	3,402

Total Cable & Satellite Television			4,711

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cable/Wireless Video [1.4%]
Altice Financing, Term Loan
5.144%, VAR LIBOR+2.750%, 01/31/26	$1,561	$1,478
Altice Financing, Term Loan B (2017)
5.144%, VAR LIBOR+2.750%, 07/15/25	1,147	1,085
Atlantic Broadband, Term Loan
4.652%, VAR LIBOR+2.375%, 01/03/25	2,064	2,042
Charter Comm Operating, LLC, Term Loan B
4.330%, VAR LIBOR+2.000%, 04/30/25	6,831	6,821
CSC Holdings Inc., Term Loan B (2017)
4.644%, VAR LIBOR+2.250%, 07/17/25	1,446	1,421
CSC Holdings Inc., Term Loan B (2018)
4.894%, VAR LIBOR+2.500%, 01/25/26	525	517
Intelsat Jackson Holdings, Term Loan B3
6.154%, VAR LIBOR+3.750%, 11/27/23	1,830	1,810
Intelsat Jackson Holdings, Term Loan B4
6.904%, VAR LIBOR+4.500%, 01/02/24	325	326

Description	Face Amount (000)(1)	Value (000)
Intelsat Jackson Holdings, Term Loan B5
6.625%, VAR LIBOR+6.625%, 01/02/24	$2,760	$2,769
Liberty Cablevision of Puerto Rico, First Lien Term Loan
5.894%, VAR LIBOR+3.500%, 01/07/22	2,610	2,597
Liberty Cablevision of Puerto Rico, Second Lien - 2014
9.144%, VAR LIBOR+6.750%, 06/26/23	88	87
Mediacom LLC, Term Loan N
4.140%, VAR LIBOR+1.750%, 02/15/24	1,117	1,108
Quebecor Media, Term Loan B
4.651%, VAR LIBOR+2.250%, 08/17/20	3,556	3,556
Radiate Holdco, Term Loan B
5.402%, VAR LIBOR+3.000%, 02/01/24	1,212	1,183
Telenet Financing, Term Loan AN
4.644%, VAR LIBOR+2.250%, 08/15/26	1,665	1,646
Unitymedia, Term Loan B (2017)
4.644%, VAR LIBOR+2.250%, 09/30/25	2,285	2,277

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Unitymedia, Term Loan D
4.644%, VAR LIBOR+2.250%, 01/15/26		$640	$638
Unitymedia, Term Loan E
4.394%, VAR LIBOR+2.000%, 05/24/23		730	728
UPC Financing Partnership, Facility AR, 1st Lien
4.894%, VAR LIBOR+2.500%, 01/15/26		1,770	1,767
Virgin Media Invst Hlds Ltd, Term Loan K
4.894%, VAR LIBOR+2.500%, 01/15/26		3,320	3,306
WideOpenWest Finance LLC, Term Loan B (2017)
5.654%, VAR LIBOR+3.250%, 08/18/23		2,492	2,431
Ziggo B.V., Term Loan E
4.894%, VAR LIBOR+2.500%, 04/15/25		7,800	7,635

Total Cable/Wireless Video			47,228

Cargo Transport [0.0%]
Baring Private Equity Asia VI Holding (2) Limited, Initial Euro Term Loan
3.250%, VAR Euribor+3.250%, 07/21/22	EUR	963	1,087

Description		Face Amount (000)(1)	Value (000)
Chemical/Plastics [0.3%]
AkzoNobel (Starfruit), Term Loan B, 1st Lien
3.750%, VAR Euribor+3.750%, 10/01/25	EUR	1,000	$1,140
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/23	EUR	1,445	1,619
Novacap Group Bidco, Additional Facility B3, 1st Lien
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	350
Novacap Group Bidco, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,393
Oxea Holding Vier GMBH, Tranche B-1 Term Loan
3.750%, VAR Euribor+3.750%, 09/27/24	EUR	1,500	1,712
Solenis Holdings LLC, Initial Euro Term Loan
4.750%, VAR Euribor+4.250%, 12/18/23	EUR	990	1,128

Total Chemical/Plastics			8,342

Chemicals [1.3%]
AkzoNobel (Starfruit), Term Loan B
5.669%, VAR LIBOR+3.250%, 10/01/25		4,758	4,677

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Alpha 3 (Atotech), Term Loan B-1
5.330%, VAR LIBOR+3.000%, 01/31/24	$543	$530
ASP Chromaflo Intermediate Holdings, Second Lien
10.439%, VAR LIBOR+8.000%, 11/18/24	68	67
ASP Chromaflo Intermediate Holdings, Term Loan B-1
5.902%, VAR LIBOR+3.500%, 11/20/23	435	422
ASP Chromaflo Intermediate Holdings, Term Loan B-2
5.902%, VAR LIBOR+3.500%, 11/20/23	565	549
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan, 1st Lien
4.080%, VAR LIBOR+2.000%, 06/01/24	1,701	1,679
Chemours Co LLC, Term Loan B (2018)
4.160%, VAR LIBOR+1.750%, 03/26/25	739	717
Consolidated Energy Limited, Term Loan B
4.901%, VAR LIBOR+2.500%, 05/07/25	1,224	1,191

Description	Face Amount (000)(1)	Value (000)
Cyanco Intermediate 2 Corp., Term Loan
5.902%, VAR LIBOR+3.500%, 03/07/25	$300	$298
Element Solutions, Term Loan B
4.652%, 01/30/26	642	639
Emerald Performance Materials, LLC, Initial Term Loan (First Lien)
5.902%, VAR LIBOR+3.500%, 07/30/21	116	116
Emerald Performance Materials, LLC, Second Lien
10.152%, VAR LIBOR+7.750%, 08/01/22	1,655	1,621
Ferro Corp, Term Loan B-1
4.580%, VAR LIBOR+2.250%, 02/14/24	772	766
Ferro Corp, Term Loan B-2
4.580%, VAR LIBOR+2.250%, 02/14/24	244	242
Ferro Corp, Term Loan B-3
4.580%, VAR LIBOR+2.250%, 02/14/24	239	237
Gemini HDPE LLC, Term Loan B
5.090%, VAR LIBOR+2.500%, 07/24/21	1,788	1,781
HB Fuller, Term Loan B
4.383%, VAR LIBOR+2.000%, 10/20/24	2,062	2,024

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ineos Group Holdings PLC, Term Loan B
4.402%, VAR LIBOR+2.000%, 04/01/24	$6,392	$6,302
INEOS Styrolution Group GmbH, Term Loan B (2024)
4.330%, VAR LIBOR+2.000%, 03/29/24	661	656
Invictus (LUX Holdco III), Second Lien
9.272%, VAR LIBOR+6.750%, 02/13/26	75	74
Invictus (LUX Holdco III), Term Loan B
5.522%, VAR LIBOR+3.000%, 03/28/25	222	220
Kraton Polymers, Term Loan B (2018)
4.902%, VAR LIBOR+2.500%, 03/08/25	1,406	1,400
Messer Industries, Term Loan B
5.101%, 10/01/25	1,155	1,138
Minerals Technologies Inc., Term Loan B (2017)
4.660%, VAR LIBOR+2.250%, 02/14/24	2,086	2,081
Minerals Technologies Inc., Term Loan B-2 - Fixed TL
4.750%, VAR LIBOR+4.750%, 05/09/21	3,557	3,548
Natgasoline, Term Loan B
5.938%, VAR LIBOR+3.500%, 10/31/25	249	248

Description		Face Amount (000)(1)	Value (000)
New Arclin US Holdings, Term Loan B (2018)
5.902%, VAR LIBOR+3.500%, 02/14/24		$714	$713
OXEA Corp, Term B Loan
6.125%, VAR LIBOR+3.500%, 09/27/24	EUR	494	493
Polyone Corporation, Term Loan B-5
4.161%, VAR LIBOR+1.750%, 01/11/26		214	213
PQ Corporation, Term Loan B
5.083%, VAR LIBOR+2.500%, 02/08/25		2,121	2,110
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
4.402%, VAR LIBOR+2.000%, 09/06/24		771	762
Tronox, Initial Dollar Term Loan
5.330%, VAR LIBOR+3.000%, 09/23/24		2,023	2,001
Univar, Term Loan B-3
4.652%, VAR LIBOR+2.250%, 07/01/24		1,341	1,337
Vantage Specialty Chemicals, Second Lien
10.580%, VAR LIBOR+8.250%, 10/20/25		790	750

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Vantage Specialty Chemicals, Term Loan B
5.939%, VAR LIBOR+3.500%, 10/28/24		$625	$617
Venator, Term Loan B
5.524%, VAR LIBOR+3.000%, 08/08/24		501	494

Total Chemicals			42,713

Chemicals, Plastics and Rubber [0.1%]
Apcoa Parking Holdings GmbH (fka Perpetuum Beteiligungsgesellschaft mbH), Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 03/08/24	EUR	2,000	2,291

Communication Services [0.1%]
All3Media, Term Loan
3.750%, 05/22/26		1,000	1,139
E.W. Scripps Company, Term Loan B-1
5.152%, 05/01/26		660	658
Masmovil, Term Loan, 1st Lien
0.000%, 05/22/26(H)		862	978
0.000%, 05/07/26(H)		138	157

Total Communication Services			2,932

Computers & Electronics [0.0%]
ConvergeOne Holdings, Corp., Initial Term Loan
7.402%, 01/04/26		608	577

Description		Face Amount (000)(1)	Value (000)
Conglomerates [0.1%]
Holding Socotec, Facility B1
3.500%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	$1,134
Holding Socotec, Facility B2
5.098%, VAR LIBOR+4.250%, 07/20/24	EUR	1,000	1,264

Total Conglomerates			2,398

Consumer Discretionary [0.1%]
Addison, Term Loan B, 1st Lien
7.394%, 04/10/26		220	217
Biogroup, Term Loan B
4.000%, 06/14/24		500	571
Carrols Restaurant, Term Loan B, 1st Lien
5.660%, 04/03/26		185	184
Lions Gate, Term Loan A, 1st Lien
4.402%, 03/22/23		1,007	996
Vue Int'l, Term Loan, 1st Lien
0.000%, 06/19/26(H)		1,500	1,710
Weight Watchers International Inc, Term Loan B-3
7.350%, VAR LIBOR+4.750%, 11/29/24		932	914

Total Consumer Discretionary			4,592

Consumer NonDurables [0.0%]
ABG Intermediate, Term Loan B
5.902%, VAR LIBOR+3.500%, 09/27/24		277	270

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Herbalife (HLF), Term Loan B
5.689%, VAR LIBOR+3.250%, 08/08/25		$318	$317
Varsity Brands (Hercules Achievement), Term Loan B (2017)
5.902%, VAR LIBOR+3.500%, 12/09/24		461	451

Total Consumer NonDurables			1,038

Consumer Staples [0.1%]
CHG PPC Parent, Term Loan, 1st Lien
4.000%, 03/30/25		1,000	1,150
JBS USA, Term Loan B, 1st Lien
4.902%, 05/01/26		2,855	2,848

Total Consumer Staples			3,998

Containers, Packaging and Glass [0.3%]
EG Group Limited, Facility B (GBP), 1st Lien
5.598%, VAR LIBOR+4.750%, 02/07/25		1,985	2,481
Roy Bidco ApS, Facility B1
3.250%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	2,803
Verallia, Facility B4, 1st Lien
2.750%, VAR Euribor+2.750%, 10/22/22	EUR	1,636	1,859

Description		Face Amount (000)(1)	Value (000)
Weener, Term Loan B, 1st Lien
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	$1,702

Total Containers, Packaging and Glass			8,845

Diversified Insurance [0.1%]
Financiere Holding CEP, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 12/13/24	EUR	2,500	2,840

Diversified Media [0.9%]
Cineworld (Crown Finance), Term Loan B
4.652%, VAR LIBOR+2.500%, 02/28/25		1,713	1,683
Creative Artist Agency LLC, Term Loan B (2018)
5.404%, VAR LIBOR+3.000%, 02/15/24		368	367
Deluxe Entertainment Services Group, Term Loan
8.083%, VAR LIBOR+5.500%, 02/28/20		1,725	1,535
Formula One (Alpha Topco), Term Loan B (2018)
4.902%, VAR LIBOR+2.500%, 02/01/24		480	468
Harland Clarke Holdings, Term Loan B7
7.080%, VAR LIBOR+4.750%, 11/03/23		11,633	10,024

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Internet Brands (Micro Holdings Corp.), Second Lien
9.930%, VAR LIBOR+7.500%, 09/15/25	$145	$145
Internet Brands (Micro Holdings Corp.), Term Loan (2017)
6.152%, VAR LIBOR+3.750%, 09/13/24	1,319	1,295
Lamar Media Corp, Term Loan B
4.125%, VAR LIBOR+1.750%, 02/14/25	657	657
Lions Gate Entertainment, Term Loan B (2018)
4.652%, VAR LIBOR+2.250%, 03/24/25	2,514	2,494
MediArena Acquisition (Endemol), First Lien Term Loan
8.350%, VAR LIBOR+5.750%, 08/11/21	1,814	1,798
Meredith Corp, Term Loan B - new
5.152%, VAR LIBOR+2.750%, 01/31/25	564	563
Merrill Communications LLC, Term Loan - 2022
7.833%, VAR LIBOR+5.250%, 05/27/22	435	437
Nielsen Finance LLC, Term Loan B-4
4.412%, VAR LIBOR+2.000%, 10/04/23	2,449	2,424

Description		Face Amount (000)(1)	Value (000)
Rovi Solutions Corporation, Term Loan B
4.910%, VAR LIBOR+2.500%, 07/02/21		$361	$353
RR Donnelley & Sons Co, Term Loan B
7.402%, VAR LIBOR+5.000%, 01/04/24		537	531
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.160%, VAR LIBOR+2.750%, 05/18/25		4,582	4,414

Total Diversified Media			29,188

Diversified/Conglomerate Service [0.2%]
AI Avocado B.V., Facility B1 (EUR), 1st Lien
4.250%, VAR Euribor+4.250%, 10/08/21	EUR	994	1,134
Colour Bidco Limited, Facility B
6.285%, VAR LIBOR+5.250%, 11/22/24	GBP	1,500	1,743
Emerald 2 Limited, Facility B1, 1st Lien
6.402%, VAR LIBOR+4.000%, 05/14/21		3,460	3,452

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Emerald 3 Limited, Term Loan, 1st Lien
9.402%, VAR LIBOR+7.000%, 05/09/22		$1,000	$998

Total Diversified/Conglomerate Service			7,327

Drugs [0.2%]
Apollo 5 GmbH, Facility B (Aenova Holding)
5.000%, VAR Euribor+4.000%, 07/10/20	EUR	1,318	1,490
Apollo 5 GmbH, Facility B (Dragenopharm)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	316	358
Apollo 5 GmbH, Facility B (SwissCaps Holding)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	192	218
Apollo 5 GmbH, Facility B (Temmler), 1st Lien
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	174	197
Cheplapharm Arzneimittel GMBH, Facility B
4.500%, VAR Euribor+4.500%, 07/02/25	EUR	1,500	1,714
Cheplapharm, Term Loan B, 1st Lien
4.000%, 07/20/25	EUR	1,000	1,139

Description		Face Amount (000)(1)	Value (000)
Unilabs, Term Loan B2, 1st Lien
2.750%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	$2,794

Total Drugs			7,910

Ecological services and equipment [0.1%]
Dummen Orange, Term Loan B, Cov-Lite, 1st Lien
3.500%, VAR Euribor+3.500%, 05/18/24	EUR	3,000	2,322

Electronics [0.4%]
CDS Holdco III B.V., Facility F, 1st Lien
3.750%, VAR Euribor+3.750%, 12/31/24	EUR	885	1,007
Coherent Holding GmbH, Euro Term Loan, 1st Lien
2.750%, VAR Euribor+2.000%, 08/01/23	EUR	1,094	1,248
Greeneden U.S. Holdings I, LLC, Tranche B-3 Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/01/23	EUR	1,954	2,214
Infor (US), Inc. (fka Lawson Software Inc.), Euro Tranche B-2 Loan, 1st Lien
3.250%, VAR Euribor+2.250%, 02/01/22	EUR	1,957	2,223

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
LSF1 XL Bidco S.C.A., Facility B, 1st Lien
3.750%, VAR Euribor+4.000%, 02/02/24	EUR	1,889	$2,125
Minerva Bidco Limited, Facility B, 1st Lien
5.912%, VAR LIBOR+5.000%, 07/25/25		2,700	3,403
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	2,000	2,199

Total Electronics			14,419

Energy [0.8%]
Admiral Permian (APR Operating), Second Lien
9.522%, VAR LIBOR+7.000%, 05/17/24		735	724
Apergy Corp, Term Loan B
4.938%, VAR LIBOR+2.500%, 04/18/25		775	772
BlackBrush Oil & Gas, L.P., Term Loan
10.460%, VAR LIBOR+8.000%, 01/26/24		1,125	1,103
Blackhawk Mining, Term Loan B
12.590%, VAR LIBOR+10.000%, 02/17/22		1,653	1,130
California Resources Corp, Term Loan
12.777%, VAR LIBOR+10.375%, 12/31/21		1,485	1,504

Description	Face Amount (000)(1)	Value (000)
California Resources Corp, Term Loan B (2017)
7.152%, VAR LIBOR+4.750%, 12/31/22	$520	$496
Calpine, Term Loan B, 1st Lien
5.080%, 03/20/26	4,419	4,410
Caprock Midstream (BCP Raptor II), Term Loan B
7.152%, VAR LIBOR+4.750%, 10/22/25	335	318
Crestwood, Term Loan B (2018)
9.920%, VAR LIBOR+7.500%, 02/28/23	1,774	1,734
Eagleclaw (BCP Raptor), Term Loan B
6.652%, VAR LIBOR+4.250%, 06/24/24	994	942
EMG Utica, Term Loan
6.080%, VAR LIBOR+3.750%, 03/27/20	1,611	1,605
Frac Tech International, Term Loan B - 2014
7.152%, VAR LIBOR+4.750%, 04/16/21	1,444	1,440
Gavilan Resources, Second Lien
8.402%, VAR LIBOR+6.000%, 03/01/24	565	288
Harvey Gulf
0.000%, 03/31/29(H)	8	112

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Invenergy Thermal Operating I LLC, Term Loan B
5.902%, VAR LIBOR+3.500%, 07/16/25		$413	$415
KCA Deutag, Term Loan B (2018)
9.080%, VAR LIBOR+6.750%, 02/28/23		1,436	1,074
Keane Group Holdings, LLC, Term Loan
6.188%, VAR LIBOR+3.750%, 05/19/25		1,802	1,775
McDermott International Inc, Term Loan B
7.402%, VAR LIBOR+5.000%, 05/12/25		2,331	2,290
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, VAR Euribor+16.500%, 12/31/49	EUR	310	—
Oregon Clean Energy, Term Loan, 1st Lien
6.152%, 02/13/26		474	474
Osum Production Corp., Term Loan B
8.101%, VAR LIBOR+5.500%, 07/31/20		549	505
Sheridan Production Partners, Term Loan II-A
10.000%, VAR LIBOR+3.500%, 12/16/20		74	42
Sheridan Production Partners, Term Loan II-M
10.000%, VAR LIBOR+3.500%, 12/16/20		28	16

Description		Face Amount (000)(1)	Value (000)
Sheridan Production Partners, Term Loan II-SIP
10.000%, VAR LIBOR+3.500%, 12/16/20		$535	$305
Stetson Midsteam (GIP), Term Loan B
6.633%, VAR LIBOR+4.250%, 07/23/25		256	255
Traverse Midstream, Term Loan B
6.590%, VAR LIBOR+4.000%, 09/27/24		387	382
Westinghouse/Brookfield Wec, Term Loan, 2nd Lien
9.152%, 08/03/26		460	465
Woodford Express, Term Loan B
7.402%, VAR LIBOR+5.000%, 01/27/25		701	688

Total Energy			25,264

Entertainment [0.1%]
AMC Entertainment, Term Loan B, 1st Lien
5.230%, 04/22/26		1,915	1,909

Finance (including structured products) [0.1%]
IGT Holding IV AB, Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/25/24	EUR	2,000	2,271

Financial [1.8%]
Advisor Group, Term Loan B
6.152%, VAR LIBOR+3.750%, 08/15/25		490	489

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Altisource, Term Loan B (2018)
6.330%, 03/29/24(G)	$1,198	$1,175
Aretec Group, Inc, Second Lien (2018)
10.652%, VAR LIBOR+8.250%, 08/14/26	505	493
Aretec Group, Inc, Term Loan B (2018)
6.652%, VAR LIBOR+4.250%, 08/15/25	2,504	2,438
Asurion, LLC (fka Asurion Corporation), Replacement B-4 Term Loans (2017)
5.439%, VAR LIBOR+3.000%, 08/04/22	1,045	1,042
5.402%, VAR LIBOR+3.000%, 11/03/24	446	445
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loans
5.402%, VAR LIBOR+3.000%, 11/03/23	3,800	3,791
Asurion, LLC (fka Asurion Corporation), Second Lien (2017)
8.902%, VAR LIBOR+6.500%, 08/04/25	5,735	5,810
Ditech (Walter Investment), Term Loan B
12.500%, VAR LIBOR+6.000%, 06/30/22(D)	2,269	794
Dubai World, 1st Lien
4.250%, 09/30/22	5,938	5,607
5.250%, 09/30/22	13,451	12,627

Description		Face Amount (000)(1)	Value (000)
Edelman Financial Center, Term Loan B
5.644%, VAR LIBOR+3.250%, 07/21/25		$830	$827
Evergood 4 ApS, Facility B1E
3.250%, VAR Euribor+3.000%, 11/29/24	EUR	1,323	1,491
Evergood 4 ApS, Term Loan
3.750%, 02/06/25		1,000	1,140
EVO Payments International, Term B Loan
5.660%, VAR LIBOR+3.250%, 12/22/23		442	440
First Eagle Holdings, Term Loan B
5.080%, VAR LIBOR+2.750%, 12/02/24		547	546
Fortress Investment, Term Loan B (2018)
4.402%, VAR LIBOR+2.000%, 12/27/22		2,662	2,656
Franklin Square Holdings, L.P., Term Loan
4.938%, VAR LIBOR+2.500%, 07/25/25		481	481
Genworth Financial Inc., Term Loan B
6.993%, VAR LIBOR+4.500%, 02/28/23		248	249
Inspired Finco, Term Loan B, 1st Lien
3.500%, 11/14/25		1,000	1,136

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Invitation Homes Operating Partnership LP, Initial Term Loan
4.104%, VAR LIBOR+1.700%, 02/06/22	$2,700	$2,633
iStar Financial Inc., Term Loan B
5.133%, VAR LIBOR+2.750%, 07/01/20	3,327	3,319
Jane Street Group, LLC, Term Loan B (2018)
5.402%, VAR LIBOR+3.000%, 08/25/22	2,372	2,355
Mitchell International, Inc., Second Lien
9.652%, VAR LIBOR+7.250%, 11/20/25	127	122
Mitchell International, Inc., Term Loan
5.652%, VAR LIBOR+3.250%, 11/29/24	941	896
Navistar, Term Loan B
5.910%, VAR LIBOR+3.500%, 11/06/24	825	822
Ocwen Financial Corporation, Term Loan
7.402%, VAR LIBOR+5.000%, 12/07/20	466	464
Paysafe Group PLC, Term Loan
5.652%, VAR LIBOR+3.500%, 01/03/25	1,319	1,301
Refinitiv (Thomson Reuters / Financial & Risk), Term Loan B
6.152%, VAR LIBOR+3.750%, 10/01/25	2,965	2,873

Description		Face Amount (000)(1)	Value (000)
Russell Investments, Term Loan B
5.652%, VAR LIBOR+3.250%, 05/10/23		$824	$815
Worldpay LLC, Term Loan B-4
4.151%, VAR LIBOR+1.750%, 08/09/24		785	784

Total Financial			60,061

Financial Intermediaries [0.2%]
ION Trading Technologies S.a.r.l., Initial Euro Term Loan (218), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	2,575	2,847
PI UK Holdco II Limited, Facility B2
3.000%, VAR Euribor+3.250%, 12/02/24	EUR	2,000	2,230
PI UK Holdco II Limited, Second Lien Facility 2
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	1,111

Total Financial Intermediaries			6,188

Financials [0.3%]
BIFM/Brookfield Global, Term Loan B, 1st Lien
6.272%, 05/01/26		390	389
Blackstone Mortgage Trust, Inc., Initial Term Loan
4.902%, 04/23/26		475	476
Ellie Mae, Inc., Term Loan, 1st Lien
6.525%, 04/17/26		255	254

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hilton Worldwide Finance, LLC., Term Loan
4.154%, 06/22/26	$5,712	$5,712
Kestra Financial, Term Loan, 1st Lien
6.780%, 04/29/26	475	471
On Assignment, Term Loan B3, 1st Lien
4.402%, 06/03/22	14	14
Oryx Southern/Midstream, Term Loan B, 1st Lien
6.404%, 05/08/26	1,040	1,034
UFC Holdings LLC, Term Loan, 1st Lien
5.660%, 04/29/26	670	668
Victory Capital, Term Loan B, 1st Lien
0.000%, 06/10/26(H)	1,400	1,401

Total Financials		10,419

Financing [0.3%]
Citadel Securities, Term Loan B, 1st Lien
5.902%, 02/20/26	1,426	1,426
Financiere coli, Term Loan, 1st Lien
4.000%, 03/27/26	1,000	1,146
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(H)	300,000	2,087
Samarinda Investments, Term Loan, 1st Lien
4.250%, 02/25/26	1,000	1,131
Travelport Finance, Term Loan, 1st Lien
7.541%, 03/18/26	1,860	1,746
Wish Investments, Term Loan, 1st Lien
5.727%, 02/27/26	1,000	1,279
9.477%, 03/01/27	1,000	1,240

Total Financing		10,055

Description		Face Amount (000)(1)	Value (000)
Food and Drug [0.1%]
Albertsons, LLC, 2018-1 Term B-7
5.402%, VAR LIBOR+3.000%, 11/17/25		$811	$806
United Natural Foods, Term Loan B
6.652%, VAR LIBOR+4.250%, 10/18/25		1,011	845

Total Food and Drug			1,651

Food Products [0.1%]
Continental Foods, Term Loan B, 1st Lien
3.750%, 12/08/23(G)	EUR	1,112	1,265
Continental Foods, Tranche 2, 1st Lien
3.750%, VAR LIBOR+0.040%, 12/31/23	EUR	216	246
Continental Foods, Tranche 3, 1st Lien
3.750%, VAR LIBOR+0.040%, 12/31/23	EUR	191	217
Continental Foods, Tranche 4, 1st Lien
3.750%, VAR LIBOR+0.040%, 12/31/23	EUR	420	478

Total Food Products			2,206

Food Service [0.1%]
Solina Corporate, Facility B2
3.750%, VAR Euribor+3.750%, 12/16/22	EUR	2,000	2,280

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Food/Drug Retailers [0.1%]
Prosol, Term Loan B, Cov-Lite, 1st Lien
4.000%, VAR Euribor+4.000%, 04/21/24	EUR	2,000	$2,278

Food/Tobacco [0.4%]
Aramark, Term Loan B-3
4.080%, VAR LIBOR+1.750%, 03/11/25		611	608
Burger King (1011778 B.C. / New Red), Term Loan B-3
4.652%, VAR LIBOR+2.250%, 02/16/24		5,403	5,358
CHG PPC Parent (CH Guenther), Term Loan B
5.152%, VAR LIBOR+2.750%, 03/21/25		525	520
K-MAC Holdings, Second Lien
9.152%, VAR LIBOR+6.750%, 03/09/26		150	149
NPC International, Inc., Second Lien
9.939%, VAR LIBOR+7.500%, 03/28/25		115	68
Panera Bread, Term Loan A
4.188%, VAR LIBOR+1.750%, 07/18/22		3,512	3,439
Post Holdings Inc, Term Loan B
4.404%, VAR LIBOR+2.000%, 05/24/24		920	915

Description	Face Amount (000)(1)	Value (000)
US Foods Inc., Term Loan B
4.402%, VAR LIBOR+2.000%, 06/27/23	$1,193	$1,184

Total Food/Tobacco		12,241

Forest Prod/Containers [0.3%]
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.412%, VAR LIBOR+2.000%, 10/01/22	335	332
Berry Global, Inc., Term Loan, 1st Lien
0.000%, 05/15/26(H)	3,000	2,978
Berry Plastics Corp., Term Loan R
4.412%, VAR LIBOR+2.000%, 01/19/24	139	137
Berry Plastics Corp., Term Loan T
4.162%, VAR LIBOR+1.750%, 01/06/21	150	149
BWAY Holding Company, Term Loan B
5.854%, VAR LIBOR+3.250%, 04/03/24	1,844	1,779
Flex Acquisition Company, Inc. (Novolex), Initial Term Loan
5.440%, VAR LIBOR+3.000%, 12/29/23	548	520

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
ProAmpac, Term Loan B (Refinanced)
6.082%, VAR LIBOR+3.500%, 11/17/23	$463	$444
Reynolds Group Holdings, Incremental US Term Loans
5.152%, VAR LIBOR+2.750%, 02/05/23	1,985	1,969

Total Forest Prod/Containers		8,308

Gaming [0.1%]
Amaya, Term Loan, 1st Lien
5.830%, VAR LIBOR+3.500%, 07/10/25	1,392	1,391
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.342%, VAR LIBOR+1.750%, 10/19/24	2,201	2,180

Total Gaming		3,571

Gaming/Leisure [1.1%]
Boyd Gaming Corp, Term Loan B (2017)
4.622%, VAR LIBOR+2.250%, 09/15/23	490	487
Caesars Entertainment Op Co Inc, Term Loan B
4.402%, VAR LIBOR+2.000%, 10/07/24	987	978
Caesars Resort Collection LLC, Term Loan
5.152%, VAR LIBOR+2.750%, 12/23/24	1,457	1,431

Description	Face Amount (000)(1)	Value (000)
CityCenter Holdings, Term Loan B
4.652%, VAR LIBOR+2.250%, 04/18/24	$1,085	$1,080
Eldorado Resorts, Inc., Term Loan B
4.688%, VAR LIBOR+2.000%, 03/15/24	1,017	1,012
ESH Hospitality, Inc., Term Loan B (2018)
4.402%, VAR LIBOR+2.000%, 08/30/23	958	956
Four Seasons Holdings Inc., Term Loan (12/13)
4.402%, VAR LIBOR+2.000%, 11/30/23	1,231	1,228
Gateway Casinos & Entertainment, Term Loan B (2018)
5.330%, VAR LIBOR+3.000%, 12/01/23	201	198
Global Cash Access, Term Loan B (2017)
5.402%, VAR LIBOR+3.000%, 05/09/24	1,747	1,743
GLP Capital LP (Gaming & Leisure), Incremental Tranche A-1
3.902%, VAR LIBOR+1.500%, 04/29/21	2,921	2,895
Golden Entertainment Inc., Term Loan B
5.410%, VAR LIBOR+3.000%, 08/15/24	449	446

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
GVC Holdings PLC, Facility B2 (GBP), 1st Lien
4.535%, VAR LIBOR+3.500%, 03/15/24	$2,000	$2,527
GVC Holdings, Term Loan B-2
4.652%, VAR LIBOR+2.500%, 03/15/24	386	385
Las Vegas Sands, Term Loan B (2018)
4.152%, VAR LIBOR+1.750%, 03/27/25	3,520	3,491
Marriott Ownership Resorts, Term Loan B
4.652%, VAR LIBOR+2.250%, 08/08/25	782	782
MGM Growth Properties, Term Loan B
4.402%, VAR LIBOR+2.000%, 03/21/25	1,241	1,233
MGM Resorts, Term Loan A
4.402%, 12/21/23(G)	2,835	2,812
Penn National Gaming, Term Loan B (2018)
4.652%, VAR LIBOR+2.250%, 08/14/25	1,786	1,778
Playa Resorts Holding, Term Loan B (2017)
5.150%, VAR LIBOR+2.750%, 04/05/24	977	934
Scientific Games Inc., Term Loan B-5
5.231%, VAR LIBOR+2.750%, 08/14/24	675	664

Description		Face Amount (000)(1)	Value (000)
Stars Group Holdings
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	2,000	$2,286
Station Casinos, Term Loan B
4.910%, VAR LIBOR+2.500%, 06/08/23		793	788
VICI Properties 1 LLC (Caesars), Term Loan
4.404%, VAR LIBOR+2.000%, 12/20/24		2,862	2,826
Wyndham Hotels & Resorts, Term Loan B
4.152%, VAR LIBOR+1.750%, 05/30/25		635	633
Wynn Resorts, Term Loan B (2018)
4.690%, VAR LIBOR+2.250%, 10/22/24		2,382	2,361

Total Gaming/Leisure			35,954

Health Care [0.1%]
Acadia Healthcare Company, Inc., Term Loan B3
4.902%, 02/16/23		1,500	1,492
4.902%, 02/11/22		1,000	994
Synlad Bondco PLC, Term Loan, 1st Lien
0.000%, 06/19/26(H)		1,000	1,137

Total Health Care			3,623

Healthcare [2.3%]
Agiliti Health, Delayed Draw Term Loan B
5.500%, 01/04/26		214	214

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
AI Sirona (Luxembourg) Acquisition S.a.r.l., Facility B (EUR)
4.000%, VAR Euribor+4.000%, 05/29/25	EUR	1,000	$1,141
Amneal Pharmaceuticals LLC, Term Loan B
5.938%, VAR LIBOR+3.500%, 05/04/25		772	765
Ardent Health Partners (AHP), Term Loan B
6.902%, VAR LIBOR+4.500%, 06/16/25		802	804
Catalent Pharma, Term Loan, 1st Lien
4.652%, 05/18/26		923	922
Change Healthcare Holdings Inc, Term Loan B
5.152%, VAR LIBOR+2.750%, 03/01/24		4,725	4,686
CHG Healthcare Services, Term Loan B
5.402%, VAR LIBOR+3.000%, 06/07/23		843	837
Cidron Atrium SE, Facility B
3.500%, VAR Euribor+3.500%, 02/26/25	EUR	1,500	1,684
Cidron Gloria Group Services Gmbh, Initial Term Loan, 1st Lien
4.000%, VAR Euribor+3.000%, 07/25/21	EUR	1,000	1,138
Cidron Ollopa Holding B.V., Facility B, 2nd Lien
3.250%, VAR Euribor+3.500%, 04/16/25	EUR	2,437	2,768

Description		Face Amount (000)(1)	Value (000)
Concentra Operating Corp, Term Loan
5.210%, VAR LIBOR+2.750%, 06/01/22		$1,291	$1,289
Constantin Investissement 4 S.A.S., Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,124
Constantin Investissement 4 S.A.S., Facility B2
3.500%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,137
ConvaTec Healthcare, Term B Loan
4.580%, VAR LIBOR+2.250%, 10/13/23		572	569
Diplomat Pharmacy, Inc., Term Loan B
6.910%, VAR LIBOR+4.500%, 12/13/24		120	110
Eagle Bidco Limited, Facility B
5.476%, VAR LIBOR+4.750%, 04/29/22	GBP	3,000	3,794
Endo Luxembourg Finance Company I S.à.r.l., Initial Term Loan, 1st Lien
6.688%, VAR LIBOR+4.250%, 04/29/24		1,697	1,590
Envision Healthcare Corporation (EMS), Term Loan B (2018)
6.152%, VAR LIBOR+3.750%, 10/10/25		1,098	967

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Explorer Holdings, Term Loan B
6.080%, VAR LIBOR+3.750%, 05/02/23		$582	$578
Gentiva (Kindred at Home), Second Lien
11.500%, VAR LIBOR+7.000%, 07/02/26		185	187
Gentiva (Kindred at Home), Term Loan
6.188%, VAR LIBOR+3.750%, 07/02/25		1,582	1,582
Greatbatch, Ltd., Term Loan A
4.910%, VAR LIBOR+2.500%, 10/14/21		3,120	3,112
Greatbatch, Ltd., Term Loan B (Refi)
5.420%, VAR LIBOR+3.000%, 10/27/22		1,007	1,008
Grifols, Inc, Term Loan B (2017)
4.635%, VAR LIBOR+2.250%, 01/31/25		2,643	2,635
HCA Inc, Term Loan B-10
4.330%, VAR LIBOR+2.000%, 03/13/25		2,312	2,312
HCA Inc, Tranche B-11 Term Loan
4.080%, 03/17/23(G)		806	806
Hera SAS (Laboratoire HRA-Pharma), Facility B
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,216

Description		Face Amount (000)(1)	Value (000)
Indivior Finance S.a.r.l., Term Loan
7.090%, VAR LIBOR+4.500%, 12/19/22		$1,503	$1,347
Innoviva Inc., Term Loan B
7.022%, VAR LIBOR+4.500%, 08/11/22		74	72
Kindred Healthcare Inc., Term B Loan
7.438%, VAR LIBOR+5.000%, 06/23/25		863	850
Kinetic Concepts, Term Loan B (2017)
5.580%, 01/31/24		1,000	1,000
Lannett Company, Inc, Term Loan A
7.402%, VAR LIBOR+4.750%, 11/25/20		2,023	1,993
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility B1 (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 09/20/24	EUR	1,304	1,477
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility B2, 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/24	EUR	755	856
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility C (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/24	EUR	2,441	2,766

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility C (GBP), 1st Lien
5.303%, VAR LIBOR+4.500%, 08/21/24		$1,000	$1,274
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.250%, 04/11/23	EUR	1,500	1,658
Owens & Minor Distribution, Term Loan B
6.940%, 05/02/25(G)		843	693
Prophylaxis Holdco B.V., Facility B
4.000%, VAR Euribor+4.000%, 05/23/25	EUR	1,000	1,028
Quintiles IMS Incorporated (IQVIA), Term Loan B-1
4.330%, VAR LIBOR+2.000%, 03/07/24		175	175
Quintiles IMS Incorporated (IQVIA), Term Loan B-2
4.330%, VAR LIBOR+2.000%, 01/17/25		869	866
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
4.152%, VAR LIBOR+1.750%, 06/09/25		1,455	1,446

Description		Face Amount (000)(1)	Value (000)
Regional Care Hospital Partners Holdings, Inc., Term Loan B, 1st Lien
6.904%, 11/16/25(G)		$796	$791
Royalty Pharma (aka RPI), Term A-4 Loan
3.902%, VAR LIBOR+1.500%, 05/04/22		197	196
Royalty Pharma (aka RPI), Term Loan B-6
4.402%, VAR LIBOR+2.000%, 03/27/23		6,136	6,140
Sante Cie, Facility B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	1,137
Sebia S.A., 1st Lien
8.500%, VAR LIBOR+0.078%, 09/22/25	EUR	1,000	1,134
Sivantos/Widex, Incremental Term Loan
4.000%, 07/24/25		500	573
Sivantos/Widex, Term Loan B, 1st Lien
4.000%, 07/24/25		2,500	2,865
Syneos Health Inc, Term Loan B (2018)
4.402%, VAR LIBOR+2.000%, 08/01/24		945	942
Team Health, Term Loan
5.152%, VAR LIBOR+2.750%, 02/06/24		1,083	957
Universal Health Services, Inc., Term Loan B
4.152%, VAR LIBOR+1.750%, 10/24/25		353	353

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Valeant Pharmaceuticals International, Term Loan
5.412%, VAR LIBOR+3.000%, 06/02/25		$1,485	$1,484
Zotec Parters, Term Loan B
7.410%, VAR LIBOR+5.000%, 02/09/25		753	751

Total Healthcare			74,799

Holding Company [0.1%]
AI Alpine AT BidCo GmbH, Facility B (EUR)
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	1,500	1,693
Financiere Men, Term Loan
4.750%, 03/27/26		1,000	1,145

Total Holding Company			2,838

Housing [0.7%]
ABC Supply Company, Term B-2 Loan
4.402%, VAR LIBOR+2.000%, 10/31/23		2,558	2,519
Beacon Roofing Supply, Inc., Term Loan B - new
4.663%, 01/02/25(G)		753	743
Canam Construction, Term Loan B
7.402%, VAR LIBOR+5.000%, 06/29/24		1,095	1,052

Description	Face Amount (000)(1)	Value (000)
Capital Automotive LP, Second Lien (2017)
8.410%, VAR LIBOR+6.000%, 03/21/25	$4,961	$4,964
Capital Automotive LP, Term Loan B (2017)
4.910%, VAR LIBOR+2.500%, 03/21/24	2,680	2,642
DTZ US Borrower LLC, Term Loan B (2018)
5.652%, VAR LIBOR+3.250%, 08/15/25	2,215	2,205
Forest City Enterprises, L.P., Initial Term Loan
6.402%, VAR LIBOR+4.000%, 12/08/25	463	464
GGP (Brookfield Residential Property), Term Loan B
4.902%, VAR LIBOR+2.500%, 08/27/25	4,025	3,924
Installed Building Products, Term Loan B (2018)
4.902%, VAR LIBOR+2.500%, 04/15/25	670	660
Realogy Corporation, Term Loan A
4.633%, VAR LIBOR+2.250%, 02/08/23	727	709
Summit Materials LLC, Term Loan B (2017)
4.402%, VAR LIBOR+2.000%, 11/21/24	4,218	4,192

Total Housing		24,074

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Industrials [0.4%]
Adient US LLC., Initial Term Loan
6.889%, 05/06/24	$775	$754
Global Foundries, Term Loan B, 1st Lien
6.438%, 05/22/26	2,000	1,965
Justrite, Term Loan, 1st Lien
0.000%, 06/28/26(H)	891	887
0.000%, 06/28/26(H)	1	1
Momentive Performance Materials, Term Loan B, 1st Lien
5.590%, 05/15/24	715	708
Multi-Color Corp, Term Loan, 1st Lien
0.000%, 06/18/26(H)	1,000	1,126
Polymer Process, Term Loan, 1st Lien
0.000%, 07/31/23(H)	2,000	2,267
TMF Group Holdco, Term Loan, 1st Lien
3.250%, 05/05/25	2,000	2,119
US Silica, Term Loan B, 1st Lien
6.438%, VAR LIBOR+4.000%, 05/01/25	1,733	1,625
WaterBridge, Term Loan B, 1st Lien
8.136%, 06/18/26	800	780
Westinghouse/Brookfield Wec, Term Loan, 2nd Lien
0.000%, 08/01/25(H)	750	749

Total Industrials		12,981

Information Services [0.0%]
Cambium Learning, Term Loan, 2nd Lien
11.083%, 12/18/26	1,000	980

Description	Face Amount (000)(1)	Value (000)
Information Technology [1.9%]
Applied Systems Inc., Term Loan
5.330%, VAR LIBOR+3.000%, 09/19/24	$466	$461
Autodata, Term Loan B, 1st Lien
6.024%, 05/22/26	2,100	2,089
Avaya Inc., Tranche B Term Loan
6.651%, VAR LIBOR+4.250%, 12/15/24	2,691	2,570
Barracuda Networks, Inc., Term Loan
5.774%, VAR LIBOR+3.250%, 02/12/25	411	410
Bomgar (Brave Parent), Term Loan B
6.583%, VAR LIBOR+4.000%, 04/18/25	328	324
Ciena Corporations, Term Loan B (2018)
4.383%, VAR LIBOR+2.000%, 09/19/25	353	353
Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan
4.190%, VAR LIBOR+1.750%, 09/07/21	3,023	3,016
Dell, New Term Loan B
4.410%, VAR LIBOR+2.000%, 09/07/23	4,772	4,746
Digicert, Second Lien
10.402%, VAR LIBOR+8.000%, 09/19/25	292	289

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Digicert, Term Loan B-2
6.439%, VAR LIBOR+4.000%, 10/31/24	$621	$618
Dynatrace Intermediate, Term Loan B
5.402%, VAR LIBOR+3.250%, 08/08/25	591	590
EIG Investors Corp (Endurance), Term Loan B (2018)
6.271%, VAR LIBOR+3.750%, 02/09/23	2,019	2,002
Ensono, Term Loan B
7.652%, VAR LIBOR+5.250%, 04/30/25	441	438
Exact Software, Term Loan, 1st Lien
4.250%, 04/10/26	1,000	1,143
Gigamon, Term Loan B
6.652%, VAR LIBOR+4.250%, 12/19/24	630	611
Help/Systems, Term Loan B (2018)
6.080%, VAR LIBOR+3.750%, 03/22/25	590	585
IFCO Systems, Term Loan, 1st Lien
0.000%, 04/03/26(H)	1,000	1,145
INC Research, Term Loan A, 1st Lien
3.939%, 03/25/24	5,000	4,875
Internap, Term Loan B
9.400%, VAR LIBOR+5.750%, 04/06/22	560	489
Iron Mountain, Term Loan B
4.152%, VAR LIBOR+1.750%, 01/02/26	755	733

Description	Face Amount (000)(1)	Value (000)
JDA Software Group, Inc (RP Crown), Term Loan B
5.152%, VAR LIBOR+2.750%, 09/21/23	$278	$276
Leidos (Abacus Innovations Corp), Term Loan B
4.188%, VAR LIBOR+1.750%, 06/09/23	944	942
Lionbridge Technologies, Term Loan B
7.902%, VAR LIBOR+5.500%, 02/06/24	437	437
Mavenir Systems, Term Loan B
8.420%, VAR LIBOR+6.000%, 05/08/25	812	807
MaxLinear, Term Loan B
4.894%, VAR LIBOR+2.500%, 04/12/24	224	221
McAfee, Term B USD Loans
6.152%, VAR LIBOR+3.750%, 09/30/24	1,830	1,826
McAfee, Term Loan, 2nd Lien
0.000%, 09/29/25(H)	1,000	1,010
Micro Focus, MA FinanceCo
4.902%, VAR LIBOR+2.500%, 06/21/24	203	199
Micro Focus, Seattle SpinCo
4.902%, VAR LIBOR+2.500%, 06/21/24	1,370	1,341

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Micro Focus, Term Loan B-2
4.652%, VAR LIBOR+2.250%, 11/19/21	$581	$574
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.410%, VAR LIBOR+2.000%, 05/23/25	293	291
PCI Gaming, Term Loan, 1st Lien
5.402%, 05/15/26	800	801
Peak 10, Inc., Second Lien
9.829%, VAR LIBOR+7.250%, 07/24/25	180	149
Peak 10, Inc., Term Loan
5.830%, VAR LIBOR+3.500%, 08/01/24	983	901
Perforce Software, Term Loan B, 1st Lien
0.000%, 06/12/26(H)	2,150	2,145
Presidio, Inc., Term Loan B - new
5.152%, VAR LIBOR+2.750%, 02/02/24	715	711
Rackspace Hosting, Inc., Term Loan B
5.576%, VAR LIBOR+3.000%, 11/03/23	1,552	1,431
Salient CRGT Inc, Term Loan B
8.402%, VAR LIBOR+5.750%, 02/25/22	702	671
Sector Alarm Holding, Term Loan, 1st Lien
0.000%, 06/05/26(H)	1,000	1,137

Description		Face Amount (000)(1)	Value (000)
Sirius Computer Solutions (SCS), Term Loan B
0.000%, 05/22/26(H)		$1,100	$1,097
6.652%, VAR LIBOR+4.250%, 10/30/22		581	583
SolarWinds, Term Loan B (2018)
5.152%, VAR LIBOR+2.750%, 02/05/24		914	909
Solera, LLC (Solera Finance, Inc.), Euro Term Loan
3.250%, VAR Euribor+3.250%, 02/28/23	EUR	1,935	2,199
Solera, Term Loan B
5.152%, VAR LIBOR+2.750%, 03/03/23		917	910
SS&C Technologies, Term Loan B-3
4.652%, VAR LIBOR+2.250%, 04/16/25		610	607
SS&C Technologies, Term Loan B-4
4.652%, VAR LIBOR+2.250%, 04/16/25		418	416
SS&C Technologies, Term Loan B-5
4.652%, VAR LIBOR+2.250%, 04/16/25		1,389	1,384
Superion (SuperMoose), Term Loan B
6.152%, VAR LIBOR+3.750%, 08/15/25		1,080	1,065
Symantec Corporation, Term A-5 Loan
4.160%, VAR LIBOR+1.750%, 08/01/21		1,600	1,592

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Tibco Software, Term Loan B, 1st Lien
0.000%, 06/12/26(H)	$750	$751
TierPoint, Term Loan B
6.152%, VAR LIBOR+3.750%, 04/26/24	528	487
Trade Me, Term Loan, 1st Lien
6.826%, 04/10/26	360	360
TTM Technologies, Term Loan B (2017)
4.939%, VAR LIBOR+2.500%, 09/28/24	500	496
Ultimate Software Group, Term Loan B, 1st Lien
6.080%, 05/04/26	1,105	1,106
Vertiv (Cortes NP Acquisition), Term Loan B (2017)
6.330%, VAR LIBOR+4.000%, 11/30/23	1,789	1,699
Web.com Group, Term Loan B
6.161%, VAR LIBOR+3.750%, 09/17/25	227	224
Western Digital Corporation, Term Loan A-1
3.902%, VAR LIBOR+1.500%, 04/29/23	2,228	2,206
Western Digital Corporation, Term Loan B-4
4.152%, VAR LIBOR+1.750%, 04/29/23	705	689

Description		Face Amount (000)(1)	Value (000)
Wright Express, Term Loan B3, 1st Lien
4.652%, 05/14/26		$975	$965

Total Information Technology			63,102

Insurance [0.0%]
NEP Group, Inc., Initial Euro Term Loan, 2nd Lien
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	995	1,135

Land Transportation [0.0%]
Savage Enterprises, Term Loan B
6.920%, VAR LIBOR+4.500%, 07/02/25		894	894
Transplace Holdings. Inc., Term Loan B
6.154%, VAR LIBOR+3.750%, 09/29/24		591	587

Total Land Transportation			1,481

Leisure [0.1%]
Silk Bidco AS, Facility B
3.750%, VAR Euribor+3.750%, 02/24/25	EUR	1,500	1,692

Leisure, Amusement, Motion Pictures, Entertainment [0.3%]
Car Trawler, Facility B, 1st Lien
4.500%, 04/30/21(G)	EUR	2,341	2,236
Dorna Sports, S.L., B2 Term Loan Facility
2.750%, VAR Euribor+2.750%, 04/12/24	EUR	1,801	2,022

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Financiere Verdi II S.A.S., Facility B1, 1st Lien
5.598%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	$1,263
Premier Lotteries Ireland Designated Activity Company, Facility B
3.500%, VAR Euribor+3.500%, 06/26/24	EUR	2,449	2,757
Tipico, Term B Loan
3.250%, VAR Euribor+3.500%, 08/08/22	EUR	2,000	2,260

Total Leisure, Amusement, Motion Pictures, Entertainment			10,538

Lodgings and casinos [0.1%]
HNVR Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor+3.250%, 05/31/23	EUR	1,985	2,269

Machinery [0.1%]
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.330%, VAR LIBOR+2.000%, 05/18/24		1,021	1,012
Graftech International Ltd., Initial Term Loan, 1st Lien
5.902%, VAR LIBOR+3.500%, 02/12/25		2,571	2,519

Total Machinery			3,531

Description		Face Amount (000)(1)	Value (000)
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.1%]
AS Adventure B.V. (fka Lion Adventure B.V.), Additional Facility (GBP)
6.159%, VAR LIBOR+5.250%, 04/12/22	GBP	1,000	$1,118
AS Adventure B.V. (fka Lion Adventure B.V.), Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 04/01/22	EUR	2,000	2,058

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			3,176

Manufacturing [0.3%]
Big River Steel LLC, Term Loan B
7.330%, VAR LIBOR+5.000%, 08/23/23		806	808
Brand Energy & Infrastructure, Term Loan B
6.842%, VAR LIBOR+4.250%, 06/21/24		433	418
CPM Holdings, Inc., Initial Term Loan
6.152%, VAR LIBOR+3.750%, 10/24/25		493	485
DRB-HICOM Berhad, 1st Lien
5.011%, 01/22/21		2,126	2,083
Dynacast International LLC, Term Loan B-1
5.580%, VAR LIBOR+3.250%, 01/28/22		680	655

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Excelitas Technologies, Second Lien
10.096%, VAR LIBOR+7.500%, 11/15/25	$115	$115
Excelitas Technologies, Term Loan B
5.830%, VAR LIBOR+3.500%, 11/15/24	222	221
Gates Global LLC, Term Loan B (11/17)
5.152%, VAR LIBOR+2.750%, 04/01/24	2,110	2,095
Harsco Corp, Term Loan B-2
4.688%, 12/06/24	254	254
Lumileds (Bright Bidco), Term Loan B (2018)
5.830%, VAR LIBOR+3.500%, 06/30/24(B)	1,243	875
Milacron Inc., Term Loan B (2017)
4.902%, VAR LIBOR+2.500%, 09/28/23	492	478
MKS Instruments, Term Loan, 1st Lien
4.652%, 02/02/26	244	244
Ravago Holdings America, Inc., Term Loan B (2016)
5.160%, VAR LIBOR+2.750%, 06/30/23	342	334
TecoStar Holdings, Term Loan B
5.911%, VAR LIBOR+3.500%, 05/01/24	673	669

Total Manufacturing		9,734

Description	Face Amount (000)(1)	Value (000)
Media [0.0%]
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
4.390%, VAR LIBOR+2.000%, 01/15/25	$308	$306

Metals/Minerals [0.2%]
American Rock Salt Company, Term Loan B (2018)
6.152%, VAR LIBOR+3.750%, 03/21/25	392	390
AMG Advanced Metallurgical Group, Term Loan B
5.402%, VAR LIBOR+3.000%, 01/30/25	702	695
Atkore International, Inc., Term Loan (2016)
5.070%, VAR LIBOR+2.750%, 12/22/23	2,026	2,017
Consol Energy Inc., Term Loan B
6.910%, VAR LIBOR+6.000%, 10/31/22	1,820	1,814
Covia Holdings (Fairmount), Term Loan B
6.348%, VAR LIBOR+3.750%, 04/09/25	1,114	895
Global Brass and Copper, Inc., Term Loan B (2018)
4.938%, VAR LIBOR+2.500%, 05/23/25	997	996

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
TMS International, Term Loan B (2018)
5.152%, VAR LIBOR+2.750%, 08/14/24		$410	$405
Zekelman Industries (fka JMC Steel), Term Loan B
4.652%, VAR LIBOR+2.250%, 06/14/21		639	637

Total Metals/Minerals			7,849

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 09/09/19		5,000	3,300

Mining, Steel, Iron and Nonprecious Metals [0.1%]
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	1,684
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,673

Total Mining, Steel, Iron and Nonprecious Metals			3,357

Oil and Gas [0.1%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan
3.000%, VAR Euribor+3.000%, 06/22/25	EUR	2,450	2,689

Description		Face Amount (000)(1)	Value (000)
Professional Services [0.3%]
Belfor, Term Loan B, 1st Lien
6.402%, 02/13/26		$1,295	$1,302
Brooks Automation, Term Loan B, 1st Lien
5.500%, 10/04/24		753	751
Dun & Bradstreet, Term Loan, 1st Lien
7.404%, 02/06/26		970	970
NeuStar, Term Loan B, 1st Lien
6.902%, 08/08/24		324	319
Proxiserve, Term Loan, 1st Lien
3.750%, 02/27/26		1,000	1,141
SITGA C.S.A.R.L., Term Loan, 1st Lien
4.250%, 08/30/24		3,084	3,487
Stella Group, Term Loan, 1st Lien
4.000%, 02/08/26		1,000	1,136
VFH Parent LLC, Term Loan B, 1st Lien
6.044%, 03/01/26		1,779	1,781

Total Professional Services			10,887

Publishing [0.1%]
Infinitas Learning Netherlands B.V. (Infinitas Learning Sweden AB), Facility B3, 1st Lien
3.750%, VAR Euribor+3.750%, 05/03/24	EUR	2,000	2,240
Springer Science, Term Loan
3.750%, 08/22/19		1,914	2,175

Total Publishing			4,415

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Real Estate [0.0%]
Apollo Commercial, Term Loan, 1st Lien
5.144%, 05/07/26		$1,220	$1,214

Recreation Facilities & Services [0.0%]
Vacalians Group, Term Loan B, 1st Lien
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	1,135

Refining [0.1%]
Karpower, Term Loan
10.872%, 11/16/23		3,900	3,900

Research [0.0%]
Datto, Term Loan B, 1st Lien
6.580%, 03/27/26		280	281

Retail [0.3%]
Ascena Retail Group, Tranche B Term Loan
6.938%, VAR LIBOR+4.500%, 08/21/22		326	211
Bass Pro Group, Term Loan B
7.402%, VAR LIBOR+5.000%, 09/25/24		898	856
Belk Inc, Term Loan
7.285%, VAR LIBOR+4.750%, 12/12/22		862	694
Coty, Inc., Term Loan B, 1st Lien
4.669%, 03/29/25		748	729
CWGS Group, LLC, Term Loan B - 2023
5.190%, VAR LIBOR+2.750%, 11/08/23		845	777

Description		Face Amount (000)(1)	Value (000)
GGP/Brookfield Retail, Term Loan A-2, 1st Lien
4.652%, 08/28/23		$1,700	$1,648
Hudson's Bay Company, Term Loan B - 2022
5.690%, VAR LIBOR+3.250%, 08/12/22		560	559
JC Penney, Term Loan B
6.771%, VAR LIBOR+4.250%, 06/23/23		1,389	1,206
Neiman Marcus Group, Inc., Term Loan
8.421%, 10/25/23		705	602
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/22/22(H)		568	569
0.000%, 03/20/22(H)		8	227
0.000%, 03/19/22(H)		341	339

Total Retail			8,417

Retailers (other than food/drug) [0.1%]
Orbiter International S.a.r.l., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/11/24	EUR	1,000	1,138
Peer Holdings III B.V., Facility B
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,122
Vivarte, Term Loan, 1st Lien
11.000%, VAR PIK Interest+7.000%, 10/29/19	EUR	939	622

Total Retailers (other than food/drug)			2,882

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Service [0.9%]
Adtalem Global Education, Term Loan B
5.402%, VAR LIBOR+3.000%, 04/09/25		$500	$499
Aecom Technology Corporation, Term Loan B
4.152%, VAR LIBOR+1.750%, 02/21/25		760	756
Altran Technologies S.A., Term Loan B
4.887%, VAR LIBOR+2.250%, 01/31/25		222	222
American Teleconferencing Services, Term Loan B
9.060%, VAR LIBOR+6.500%, 12/08/21		247	139
Ascend Learning LLC, Term Loan B
5.402%, VAR LIBOR+3.000%, 07/12/24		576	567
Convergint (Gopher Sub Inc), Second Lien
9.152%, VAR LIBOR+6.750%, 02/01/26		75	72
Convergint (Gopher Sub Inc), Term Loan B
5.402%, VAR LIBOR+3.000%, 02/01/25		440	424
Evertec Group, LLC, Term Loan A, 1st Lien
4.402%, 11/27/23		1,320	1,307
Evertec Group, LLC, Term Loan B (2018)
5.902%, VAR LIBOR+3.500%, 11/20/24	EUR	1,099	1,102

Description	Face Amount (000)(1)	Value (000)
Exela, Term Loan B (2018)
8.849%, VAR LIBOR+6.500%, 07/12/23	$607	$514
First Data Corporation, 2023 Term Loan A
3.904%, VAR LIBOR+1.500%, 10/26/23	593	591
First Data Corporation, 2024A New Dollar Term Loan
4.404%, VAR LIBOR+2.000%, 04/26/24	2,655	2,652
Frontdoor Inc, Term Loan B
4.938%, VAR LIBOR+2.500%, 08/14/25	248	248
GFL Environmental, Term Loan B (2018)
5.402%, VAR LIBOR+3.000%, 05/30/25	1,437	1,413
Global Payments Inc., Term B-4 Loan
4.152%, VAR LIBOR+1.750%, 10/10/25	353	353
iQor US Inc., Term Loan B
7.797%, VAR LIBOR+5.000%, 04/01/21	1,395	1,356
Lakeland Tours (Worldstrides), Term Loan B
6.402%, VAR LIBOR+4.000%, 12/06/24	474	472

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
National Intergovernmental Purchasing Alliance, Second Lien
10.101%, VAR LIBOR+7.500%, 05/18/26	$295	$288
National Intergovernmental Purchasing Alliance, Term Loan B
6.080%, VAR LIBOR+3.750%, 05/19/25	1,492	1,469
PricewaterhouseCoopers (Guidehouse), Term Loan B
5.402%, VAR LIBOR+3.000%, 03/14/25	710	699
Prime Security Services, Term B-1 Loans
5.152%, VAR LIBOR+2.750%, 05/02/22	748	743
Red Ventures, LLC, Term B-1 Loan
5.402%, VAR LIBOR+3.000%, 11/08/24	4,266	4,250
Sedgwick, Inc., Term B Loan
5.652%, 12/31/25	1,751	1,725
St. George's University Scholastic Services, Term Loan B (2018)
5.910%, VAR LIBOR+3.500%, 07/17/25	532	531
Sutherland Global Services, Initial Cayman Term Loan
7.705%, VAR LIBOR+5.375%, 04/23/21	340	336

Description	Face Amount (000)(1)	Value (000)
Sutherland Global Services, Initial US Term Loan
7.705%, VAR LIBOR+5.375%, 04/23/21	$1,459	$1,442
Tempo Acquisition LLC, Initial Term Loan
5.402%, VAR LIBOR+3.000%, 05/01/24	1,434	1,428
TKC Holdings, Inc., Second Lien
10.410%, VAR LIBOR+8.000%, 02/01/24	190	186
TKC Holdings, Inc., Term Loan B
6.160%, VAR LIBOR+3.750%, 02/01/23	454	444
TransUnion LLC, Term Loan B-3
4.402%, VAR LIBOR+2.000%, 04/10/23	499	498
Tunnel Hill Partners, Term Loan B
5.902%, 10/01/25	444	442
Ultra Clean Holdings, Term Loan B
6.902%, 08/27/25	562	528
Ventia (LS Deco LLC Leighton), Term Loan B
5.842%, VAR LIBOR+3.500%, 05/21/22	1,182	1,180
Vivint (APX Group), Term Loan B
7.330%, VAR LIBOR+5.000%, 02/02/24	357	340

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Xerox Business Services (Conduent), Term Loan B
4.902%, VAR LIBOR+2.500%, 12/07/23	$909	$887

Total Service		30,103

Shipping [0.1%]
Harvey Gulf Int'l Marine, Exit Term Loan
1.034%, VAR LIBOR+6.000%, 07/02/23	624	594
Hornblower, Term Loan B
6.830%, VAR LIBOR+4.500%, 03/28/25	278	277
International Seaways, Term Loan B
8.440%, VAR LIBOR+6.000%, 06/22/22	58	58
Navios Maritime Midstream Partners LP, Term Loan
6.890%, VAR LIBOR+4.500%, 06/15/20	554	544
PS Logistics LLC, Term Loan
7.152%, VAR LIBOR+4.750%, 03/06/25	199	197
Worldwide Express, Term Loan
6.200%, VAR LIBOR+4.000%, 02/02/24	282	280

Total Shipping		1,950

Description		Face Amount (000)(1)	Value (000)
Software Services [0.0%]
Kofax, Incremental Term Loan, 1st Lien
6.450%, 07/07/23		$1,070	$1,067

Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(B)	CHF	1,120	1,116

Technology Services [0.1%]
Verisure Holdings, Term Loan B
3.500%, VAR Euribor+3.500%, 10/21/22	EUR	1,500	1,705

Telecommunications [0.9%]
Cable & Wireless Communications PLC (Sable), Term Loan B-4
5.652%, VAR LIBOR+3.250%, 01/30/26		2,987	2,991
CenturyLink Inc, Term Loan B
5.152%, VAR LIBOR+2.750%, 01/31/25		6,336	6,181
Colorado Buyer (Cyxtera), Second Lien
9.670%, VAR LIBOR+7.250%, 05/01/25		295	255
Colorado Buyer (Cyxtera), Term Loan B
5.420%, VAR LIBOR+3.000%, 05/01/24		114	106
European Crops Products 2 S.a.r.l., Facility B2, 1st Lien
4.750%, VAR Euribor+4.750%, 01/17/25		2,500	2,849

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Hargray Communications Group, Inc., Term Loan B
5.152%, VAR LIBOR+3.000%, 03/22/24	$377	$375
Level 3 Communications, Term Loan B (2017)
4.717%, VAR LIBOR+2.250%, 02/22/24	7,031	6,971
Neustar, Second Lien
10.402%, VAR LIBOR+8.000%, 02/28/25	295	279
Neustar, Term Loan B-4
5.902%, VAR LIBOR+3.500%, 08/08/24	714	691
Numericable U.S. LLC (SFR), Term Loan B-11
5.152%, VAR LIBOR+2.750%, 07/31/25	2,705	2,570
Numericable U.S. LLC (SFR), Term Loan B-12
6.082%, VAR LIBOR+3.688%, 01/31/26	2,406	2,328
Numericable U.S. LLC (SFR), Term Loan B-13
6.394%, VAR LIBOR+4.000%, 08/14/26	1,980	1,935
West Corp, Term Loan B
6.439%, VAR LIBOR+4.000%, 10/10/24	1,187	1,105

Description		Face Amount (000)(1)	Value (000)
West Corp, Term Loan B-1
5.939%, VAR LIBOR+3.500%, 10/10/24		$520	$477
Zacapa (Ufinet), Term Loan B
7.330%, VAR LIBOR+5.000%, 06/27/25		377	379
Zayo Group LLC, Term Loan B-2 (Refi)
4.652%, VAR LIBOR+2.250%, 01/19/24		785	784

Total Telecommunications			30,276

Telecommunications Hybrid [0.2%]
Eircom Finco S.a.r.l., Facility B, 2nd Lien
3.000%, VAR Euribor+3.250%, 03/08/24	EUR	1,737	1,975
GTT Communications B.V., Closing Date EMEA Term Loan
3.250%, VAR Euribor+3.250%, 04/25/25	EUR	1,980	2,085
Odyssey Investissement SAS, Facility B, 1st Lien
3.250%, VAR Euribor+3.750%, 04/28/25	EUR	1,000	1,134

Total Telecommunications Hybrid			5,194

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Textiles and Leather [0.1%]
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.779%, VAR LIBOR+3.000%, 09/03/21	$406	$336
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.779%, VAR LIBOR+3.000%, 09/03/21	2,459	2,035

Total Textiles and Leather		2,371

Transportation [0.2%]
American Axle & Manufacturing Inc., Term Loan B
4.660%, VAR LIBOR+2.250%, 04/06/24	1,724	1,685
Daseke, Term Loan
7.402%, VAR LIBOR+5.000%, 02/27/24	1,013	1,010
DexKo Global, Inc., Replacement U.S. Dollar Term B Loans
5.902%, VAR LIBOR+3.500%, 07/24/24	446	444
Superior Industries, Closing Date Term Loan
6.402%, VAR LIBOR+4.000%, 05/22/24	794	750
Tenneco Inc, Term Loan B
5.402%, VAR LIBOR+2.750%, 10/01/25	1,811	1,669

Description		Face Amount (000)(1)	Value (000)
Tower Auto Holdings, Term Loan B (2024)
5.188%, VAR LIBOR+2.750%, 03/01/24		$757	$734
Wabash National Corporation, Term Loan B (2017)
4.650%, VAR LIBOR+2.250%, 03/18/22		1,213	1,211

Total Transportation			7,503

Utilities [0.2%]
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.412%, VAR LIBOR+4.500%, 05/10/25		2,000	2,522
Gamma Infrastructure/CAIW, Term Loan, 1st Lien
0.000%, 01/09/25(H)		2,595	2,914
LGC Science Holdings Limited (fka Figaro Bidco Limited), Facility B4, 1st Lien
3.250%, VAR Euribor+3.250%, 03/08/23	EUR	1,285	1,442
Lonestar II Generation, Term Loan B, 1st Lien
7.402%, 04/10/26		884	884
7.402%, 04/10/26		106	106

Total Utilities			7,868

Utility [0.6%]
AES Corp, Term Loan B (2018)
4.272%, VAR LIBOR+1.750%, 05/24/22		1,097	1,095

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Atlantic Power, Term Loan
5.152%, VAR LIBOR+2.750%, 03/21/23	$253	$253
Calpine, Construction Term Loan B (2017)
4.902%, VAR LIBOR+2.500%, 01/31/25	690	684
Calpine, Term Loan B-5
4.830%, VAR LIBOR+2.500%, 01/15/24	988	982
Calpine, Term Loan B-7
4.830%, VAR LIBOR+2.500%, 05/31/23	466	463
Eastern Power, LLC (TPF II), Term Loan
6.152%, VAR LIBOR+3.750%, 10/02/23	1,929	1,924
Longview Power, Term Loan B
8.590%, VAR LIBOR+6.000%, 04/13/21	2,032	1,762
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
9.330%, VAR LIBOR+7.000%, 10/18/22	1,353	1,340
Summit Midstream Partners, Term Loan B
8.402%, VAR LIBOR+6.000%, 05/13/22	1,060	1,044
Talen Energy Supply, Term Loan B-1
6.402%, VAR LIBOR+4.000%, 07/06/23	443	443

Description	Face Amount (000)(1)	Value (000)
Talen Energy Supply, Term Loan B-2
6.439%, VAR LIBOR+4.000%, 04/07/24	$2,500	$2,497
Vistra Operations Company LLC, Term Loan
4.402%, VAR LIBOR+2.000%, 08/04/23	1,476	1,473
Vistra Operations Company LLC, Term Loan B-3
4.402%, VAR LIBOR+2.000%, 12/31/25	2,342	2,338
Westinghouse (Brookfield), Term Loan B
5.902%, VAR LIBOR+3.750%, 08/01/25	1,950	1,945

Total Utility		18,243

Utillity [0.1%]
Talen Energy Supply, Term Loan B, 1st Lien
0.000%, 06/26/26(H)	2,000	1,987

Wireless Communications [0.1%]
Sprint Communications, Incremental Term Loan B (new)
5.438%, VAR LIBOR+3.000%, 02/02/24	219	217

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sprint Communications, Term Loan B - old
4.938%, VAR LIBOR+2.500%, 02/02/24		$1,931	$1,900

Total Wireless Communications			2,117

Total Loan Participations
(Cost $854,341)			835,209

Sovereign Debt [12.4%]
Argentina Bonar Bonds
53.536%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/20	ARS	2,000	45
50.868%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	20,727	421
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,802
Argentina POM Politica Monetaria
63.239%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	148,437	3,407
Argentina Treasury Bill
0.000%, 07/31/20(E)	ARS	27,360	628

Description		Face Amount (000)(1)	Value (000)
Argentine Republic Government International Bond
10.250%, 02/06/03(D)	EUR	12	$15
10.000%, 12/07/04(D)	EUR	1,244	1,557
10.000%, 01/07/05(D)	EUR	132	134
10.000%, 02/22/07(D)	EUR	25	25
9.500%, 03/04/04(D)	EUR	27	34
8.750%, 02/04/03(D)	EUR	30	30
8.500%, 02/23/05(D)	EUR	630	707
8.500%, 07/30/10(D)	EUR	34	34
8.125%, 10/04/04(D)	EUR	119	141
8.125%, 04/21/08(D)	EUR	85	86
8.000%, 02/25/02(D)	EUR	2,033	1,504
8.000%, 10/30/09(D)	EUR	366	457
7.500%, 05/23/02(D)	EUR	52	39
7.125%, 06/10/02(D)	EUR	97	98
7.000%, 03/18/04(D)	EUR	141	160
5.870%, 03/31/23	EUR	28	41
3.375%, 10/12/20	CHF	5,125	4,722
0.000%, 07/22/03(D)	EUR	66	49
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(D)	EUR	29	29
0.000%, 02/26/08(D)	EUR	114	142
0.000%, 11/19/08(D)	EUR	15	19
0.000%, 12/31/49(D)	EUR	13	13

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Bonos de la Tesoreria de la Republica
5.000%, 03/01/35	CLP	1,865,000	$3,253
2.000%, 03/01/35	CLP	748,102	1,287
1.500%, 03/01/21	CLP	4	169
1.500%, 03/01/26	CLP	53	2,309
Brazil Letras do Tesouro Nacional
8.892%, 07/01/21(E)	BRL	29,314	6,786
8.873%, 01/01/22(E)	BRL	17,940	4,008
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23	BRL	54,156	15,486
10.000%, 01/01/25	BRL	27,654	8,092
10.000%, 01/01/27	BRL	34,908	10,370
10.000%, 01/01/29	BRL	26,267	7,977
Colombian TES
10.000%, 07/24/24	COP	6,131,900	2,310
7.750%, 09/18/30	COP	9,915,500	3,476
7.500%, 08/26/26	COP	8,123,600	2,800
7.250%, 10/18/34	COP	2,651,700	892
7.000%, 05/04/22	COP	9,989,900	3,279
7.000%, 06/30/32	COP	4,388,900	1,447
6.250%, 11/26/25	COP	1,667,400	538
6.000%, 04/28/28	COP	1,999,700	624
4.750%, 02/23/23	COP	12,416,192	4,246
Cordoba City
7.875%, 09/29/24		1,827	1,240
Costa Rica Government International Bond
9.995%, 08/01/20		8,266	8,752

Description		Face Amount (000)(1)	Value (000)
Dominican Republic International Bond
9.750%, 06/05/26(A)	DOP	29,250	$587
Egypt Treasury Bills
18.441%, 08/13/19(E)	EGP	8,600	506
18.206%, 07/16/19(E)	EGP	12,250	729
18.198%, 07/30/19(E)	EGP	6,050	358
17.861%, 10/22/19(E)	EGP	31,900	1,813
Egyptian Paris Club
5.056%, 01/01/21(B)		6	4
Hungary Government Bond
6.750%, 10/22/28	HUF	174,980	836
5.500%, 06/24/25	HUF	733,150	3,122
3.000%, 06/26/24	HUF	595,170	2,247
1.750%, 10/26/22	HUF	58,350	211

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Indonesia Treasury Bond
11.500%, 09/15/19	IDR	5,902,000	$424
11.000%, 11/15/20	IDR	2,854,000	214
10.500%, 08/15/30	IDR	6,724,000	579
9.000%, 03/15/29	IDR	33,241,000	2,592
8.750%, 05/15/31	IDR	20,214,000	1,554
8.375%, 03/15/24	IDR	42,281,000	3,154
8.375%, 09/15/26	IDR	34,992,000	2,630
8.375%, 03/15/34	IDR	46,836,000	3,514
8.250%, 07/15/21	IDR	39,969,000	2,892
8.250%, 05/15/29	IDR	39,896,000	2,993
8.250%, 05/15/36	IDR	22,489,000	1,674
8.125%, 05/15/24	IDR	13,925,000	1,037
7.500%, 08/15/32	IDR	33,222,000	2,280
7.500%, 05/15/38	IDR	23,662,000	1,600
7.000%, 05/15/22	IDR	3,674,000	259
7.000%, 05/15/27	IDR	21,300,000	1,472
6.625%, 05/15/33	IDR	23,694,000	1,523
6.125%, 05/15/28	IDR	59,363,000	3,868
5.625%, 05/15/23	IDR	24,689,000	1,669

Description		Face Amount (000)(1)	Value (000)
Malaysia Government Bond
4.642%, 11/07/33	MYR	3,058	$796
4.498%, 04/15/30	MYR	3,019	778
4.232%, 06/30/31	MYR	3,113	783
4.181%, 07/15/24	MYR	7,293	1,821
3.955%, 09/15/25	MYR	5,198	1,287
3.906%, 07/15/26	MYR	2,563	634
3.900%, 11/30/26	MYR	2,483	612
3.899%, 11/16/27	MYR	3,435	845
3.885%, 08/15/29	MYR	1,638	405
3.882%, 03/10/22	MYR	7,590	1,863
3.844%, 04/15/33	MYR	1,042	250
3.795%, 09/30/22	MYR	2,720	666
3.757%, 04/20/23	MYR	1,645	403
3.733%, 06/15/28	MYR	2,589	630
3.659%, 10/15/20	MYR	1,861	453
3.620%, 11/30/21	MYR	1,200	292
3.478%, 06/14/24	MYR	8,913	2,161
3.418%, 08/15/22	MYR	5,808	1,407
Mexican Bonos
10.000%, 12/05/24	MXN	99,420	5,775
8.500%, 05/31/29	MXN	228,650	12,669
8.000%, 12/07/23	MXN	28,560	1,520
7.500%, 06/03/27	MXN	153,010	7,956
6.500%, 06/09/22	MXN	113,770	5,774
Pakistan Government International Bond
6.750%, 12/03/19		10,065	10,140
Peruvian Government International Bond
6.950%, 08/12/31	PEN	6,233	2,217
6.900%, 08/12/37	PEN	11,128	3,944
6.150%, 08/12/32(A)	PEN	3,261	1,086
5.940%, 02/12/29(A)	PEN	4,288	1,418
5.400%, 08/12/34(A)	PEN	544	168
Philippine Government International Bond
6.250%, 01/14/36	PHP	10,000	221
4.950%, 01/15/21	PHP	5,000	98
3.900%, 11/26/22	PHP	20,000	381
Province of Salta
9.500%, 03/16/22		57	55

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Provincia de Buenos Aires
54.501%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 04/12/25(A)	ARS	23,785	$443
9.950%, 06/09/21		3,000	2,721
9.125%, 03/16/24		50	42
4.000%, 05/01/20	EUR	139	153
4.000%, 05/01/20		28	26
Provincia de Cordoba
7.125%, 10/27/26		500	388
Provincia de Entre Rios
8.750%, 02/08/25		13,362	9,821
Provincia de la Rioja
9.750%, 02/24/25		860	662
Provincia de Mendoza
8.375%, 05/19/24		3,100	2,651
Provincia de Rio Negro
7.750%, 12/07/25		5,000	3,284
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	8,625	2,456
2.750%, 08/25/23	PLN	358	132
2.750%, 04/25/28	PLN	3,030	836
2.500%, 07/25/26	PLN	11,873	3,234
2.500%, 07/25/27	PLN	3,135	851
Republic of South Africa Government Bond
10.500%, 12/21/26	ZAR	60,847	4,882
9.000%, 01/31/40	ZAR	21,533	1,439
8.750%, 01/31/44	ZAR	48,688	3,148
8.750%, 02/28/48	ZAR	53,001	3,393
8.500%, 01/31/37	ZAR	14,550	943
8.250%, 03/31/32	ZAR	19,908	1,317
8.000%, 01/31/30	ZAR	67,275	4,510
7.750%, 02/28/23	ZAR	55,993	4,034
7.000%, 02/28/31	ZAR	54,949	3,339
6.500%, 02/28/41	ZAR	18,811	954
6.250%, 03/31/36	ZAR	3,450	180

Description		Face Amount (000)(1)	Value (000)
Romania Government Bond
5.800%, 07/26/27	RON	2,520	$654
Russian Federal Bond - OFZ
8.500%, 09/17/31	RUB	183,675	3,172
7.950%, 10/07/26	RUB	68,890	1,130
7.750%, 09/16/26	RUB	241,056	3,911
7.700%, 03/23/33	RUB	155,443	2,522
7.600%, 04/14/21	RUB	17,722	283
7.500%, 08/18/21	RUB	272,765	4,353
7.400%, 12/07/22	RUB	114,507	1,824
7.100%, 10/16/24	RUB	83,265	1,310
7.050%, 01/19/28	RUB	32,036	500
7.000%, 08/16/23	RUB	85,467	1,341
6.500%, 02/28/24	RUB	66,975	1,031
Seychelles International Bond
8.000%, 01/01/26		659	669
Sri Lanka Government International Bond
6.350%, 06/28/24		5,500	5,495
Thailand Government Bond
4.875%, 06/22/29	THB	3,673	149
3.850%, 12/12/25	THB	21,792	790
3.775%, 06/25/32	THB	102,845	3,880
3.650%, 06/20/31	THB	19,654	734
3.625%, 06/16/23	THB	43,670	1,521
3.600%, 06/17/67	THB	21,010	739
3.400%, 06/17/36	THB	49,931	1,852
3.300%, 06/17/38	THB	29,954	1,097
2.875%, 12/17/28	THB	101,533	3,517
2.875%, 06/17/46	THB	16,155	527
2.400%, 12/17/23	THB	35,320	1,178
2.125%, 12/17/26	THB	39,037	1,283
2.000%, 12/17/22	THB	121,081	3,972
1.250%, 03/12/28	THB	19,487	598
1.200%, 07/14/21	THB	6,700	238

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Turkey Government Bond
11.000%, 03/02/22	TRY	5,460	$816
11.000%, 02/24/27	TRY	5,614	747
10.700%, 08/17/22	TRY	6,750	987
10.500%, 08/11/27	TRY	1,666	215
10.400%, 03/20/24	TRY	1,295	177
9.500%, 01/12/22	TRY	5,269	760
8.800%, 09/27/23	TRY	2,731	359
8.000%, 03/12/25	TRY	3,790	451
7.500%, 11/07/19		2,100	2,123
7.100%, 03/08/23	TRY	9,945	1,267
3.000%, 02/23/22	TRY	1,286	441
Ukraine Government International Bond
7.750%, 09/01/19		24,082	24,156
7.750%, 09/01/20		7,200	7,426
0.000%, 05/31/40(G)		50,197	35,891
Uruguay Government International Bond
9.875%, 06/20/22	UYU	18,615	524
8.500%, 03/15/28	UYU	25,048	619

Total Sovereign Debt
(Cost $407,744)			404,597

Mortgage-Backed Securities [5.9%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	3,500	3,830
AIG CLO, Ser 2019-1A, Cl D
6.783%, VAR ICE LIBOR USD 3 Month+3.960%, 01/20/32(A)		750	749
Arch Street CLO, Ser 2018-2A, Cl ER
8.892%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(A)		1,000	965

Description		Face Amount (000)(1)	Value (000)
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	$1,601
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	996
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	5,582
BABSN, Ser 2015-IA, Cl A
8.092%, 01/20/31		4,000	3,533
Black Diamond CLO, Ser 2017-1A, Cl C
6.531%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		5,000	4,990
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,336
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
4.745%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,783
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,642

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	$3,398
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	4,976
CarVal CLO, Ser 2018-1A, Cl D
5.491%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(A)		5,000	4,775
Cifc Funding, Ser 2018-4RA, Cl D
8.288%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	2,058
Columbia Cent CLO 27, Ser 2018-27A, Cl B
4.880%, VAR ICE LIBOR USD 3 Month+2.300%, 10/25/28(A)		3,000	2,976
Columbia Cent CLO 27, Ser 2018-27A, Cl C
5.880%, VAR ICE LIBOR USD 3 Month+3.300%, 10/25/28(A)		3,000	2,994
Columbia Cent CLO 27, Ser 2018-27A, Cl D
8.680%, VAR ICE LIBOR USD 3 Month+6.100%, 10/25/28(A)		1,950	1,923

Description		Face Amount (000)(1)	Value (000)
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
4.442%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		$4,500	$4,298
CRNPT, Ser 2018-4A, Cl C
4.661%, 04/20/31		2,750	2,632
CRNPT, Ser 2018-4A, Cl D
5.602%, 04/20/31		3,000	2,838
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	4,096
Greywolf CLO III, Ser 2018-3RA, Cl B
4.842%, VAR ICE LIBOR USD 3 Month+2.250%, 10/22/28(A)		3,000	2,994
Greywolf CLO III, Ser 2018-3RA, Cl C
5.742%, VAR ICE LIBOR USD 3 Month+3.150%, 10/22/28(A)		3,000	2,992
Greywolf CLO V, Ser 2018-1A, Cl BR
4.580%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(A)		4,000	3,855
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,275

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	$2,721
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,444
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	6,082
Harvest CLO XVI DAC, Ser 2018-16X, Cl DR
3.450%, VAR Euribor 3 Month+3.450%, 10/15/31	EUR	2,000	2,242
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,258
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	4,304
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl D1
3.550%, VAR Euribor 3 Month+3.550%, 12/15/31	EUR	2,500	2,838
Marble Point CLO XII, Ser 2018-1A, Cl D
5.779%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	4,713

Description		Face Amount (000)(1)	Value (000)
MidOcean Credit CLO VI, Ser 2019-6A, Cl DR
6.275%, VAR ICE LIBOR USD 3 Month+3.750%, 01/20/29(A)		$3,000	$2,992
MidOcean Credit CLO VI, Ser 2019-6A, Cl ER
9.425%, VAR ICE LIBOR USD 3 Month+6.900%, 01/20/29(A)		3,000	2,989
Mountain View CLO, Ser 2018-9A, Cl CR
5.717%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	2,399
Mountain View CLO, Ser 2018-9A, Cl DR
8.677%, VAR ICE LIBOR USD 3 Month+6.080%, 07/15/31(A)		2,300	2,102
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,352
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,198
Ocean Trails CLO VII, Ser 2019-7A, Cl E
9.422%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		3,000	2,886

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Octagon Investment Partners XXIII, Ser 2018-1A, Cl CR
4.447%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27(A)		$3,000	$2,957
OZLM XXII, Ser 2018-22A, Cl B
4.388%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,334
OZLM XXII, Ser 2018-22A, Cl D
7.888%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,635
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	2,058
Parallel, Ser 2018-1A, Cl C
5.392%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,898
Saranac CLO III, Ser 2018-3A, Cl CR
4.957%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)		5,000	4,891
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.942%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,301

Description		Face Amount (000)(1)	Value (000)
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	$3,030
Tralee CLO V, Ser 2018-5A, Cl D
5.792%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,994
Trimaran Cavu, Ser 2019-1A, Cl C1
5.617%, VAR ICE LIBOR USD 3 Month+3.150%, 07/20/32(A)		4,000	4,001
Trimaran Cavu, Ser 2019-1A, Cl D
6.617%, VAR ICE LIBOR USD 3 Month+4.150%, 07/20/32(A)		2,000	2,003
Trinitas CLO III, Ser 2018-3A, Cl CR
4.497%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(A)		4,000	3,975
Venture CDO, Ser 2018-31A, Cl C1
4.542%, 04/20/31		4,000	3,840
VIBR, Ser 2018-8A
8.342%, 01/20/31		2,000	1,846
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,763
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	3,344

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
5.701%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(A)	$4,000	$3,934
Zais CLO 5, Ser 2016-2A, Cl B
5.897%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)	3,000	2,998
Zais CLO 8, Ser 2018-1A, Cl C
4.347%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)	4,000	3,843

Total Mortgage-Backed Securities
(Cost $205,794)		194,202

Life Settlement Contracts [4.3%](B)(F)(I)
American General Life #460L, Acquired 05/30/2014	303	681
American General Life #508L, Acquired 05/30/2014	2,595	3,585
American General Life #542L, Acquired 07/30/2015	83	420
American General Life #634L, Acquired 05/30/2014	530	2,843
American General Life #906L, Acquired 07/30/2015	479	3,131
American General Life #964L, Acquired 07/30/2015	1,459	1,880
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,129

Description	Face Amount (000)(1)	Value (000)
AXA Equitable Life #1616, Acquired 05/30/2014	$3,254	4,477
AXA Equitable Life #1898, Acquired 11/04/2013	441	957
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,729
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	4,633
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,770
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,687
AXA Equitable Life #9345, Acquired 11/04/2013	143	487
Guardian Insurance #0346, Acquired 11/04/2013	646	3,283
Hartford Life #4700, Acquired 11/24/2015	81	121
Hartford Life #7522, Acquired 11/24/2015	805	2,616
ING Reliastar #1234, Acquired 12/05/2013	1,067	3,981
ING Reliastar #3394, Acquired 05/30/2014	3,687	7,259
ING Reliastar #4842, Acquired 11/20/2013	921	4,161
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,885
John Hancock #0430, Acquired 05/30/2014	2,418	4,445
John Hancock #0801, Acquired 05/30/2014	1,564	2,260
John Hancock #1929, Acquired 05/30/2014	3,812	4,176
John Hancock #5072, Acquired 05/30/2014	1,409	3,115
John Hancock #5080, Acquired 11/19/2013	313	3,084

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
John Hancock #5885, Acquired 05/30/2014	$894	1,575
John Hancock #6686, Acquired 05/30/2014	3,035	2,953
John Hancock #6912, Acquired 05/30/2014	1,065	2,131
Lincoln National #0019, Acquired 09/17/2015	2,460	4,211
Lincoln National #4654, Acquired 05/30/2014	721	573
Lincoln National #4754, Acquired 09/17/2015	610	3,471
Lincoln National #4754, Acquired 09/17/2015	1,029	4,108
Lincoln National #5658, Acquired 09/17/2015	329	1,299
Lincoln National #7099, Acquired 09/17/2015	1,254	2,623
Lincoln National #8558, Acquired 09/17/2015	1,659	4,042
Mass Mutual #1849, Acquired 11/05/2013	2,926	6,038
Mass Mutual #5167, Acquired 05/30/2014	63	2,162
Mass Mutual #5681, Acquired 11/05/2013	288	2,619
Mass Mutual #5864, Acquired 05/30/2014	4,668	–
Met Life #8MLU, Acquired 05/20/2014	1,413	1,598
Penn Life #8183, Acquired 10/18/2016	46	100
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,661
Phoenix Life #5715, Acquired 10/18/2016	569	1,935
Phoenix Life #6157, Acquired 10/18/2016	569	1,973
Phoenix Life #6161, Acquired 05/30/2014	3,472	8,196
Phoenix Life #8499, Acquired 05/30/2014	756	1,120
Phoenix Life #8509, Acquired 05/30/2014	761	1,120
Principal Financial #6653, Acquired 10/30/2013	306	301

Description	Face Amount (000)(1)	Value (000)
Prudential #5978, Acquired 10/02/2015	$372	1,746
Security Mutual Life #5380, Acquired 10/28/2013	410	3
Transamerica #1708, Acquired 10/28/2013	957	2,556
Transamerica #3426, Acquired 11/12/2013	274	527
Transamerica #8205, Acquired 10/28/2013	714	1,812

Total Life Settlement Contracts
(Cost $73,861)		$139,248

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Open-End Funds [1.6%]
AllianceBernstein Global High Income Fund	521,479	$6,143
BlackRock Muni Intermediate Duration Fund	306,224	4,302
BlackRock MuniHoldings California Quality Fund	416,015	5,679
BlackRock MuniHoldings New Jersey Quality Fund	350,610	4,887
Eaton Vance Floating-Rate Income Trust	440,766	5,942
Invesco Dynamic Credit Opportunities Fund	550,242	6,152
Nuveen California AMT-Free Quality Municipal Income Fund	427,965	6,248
Nuveen Floating Rate Income Opportunity Fund	439,289	4,279
Nuveen Quality Municipal Income Fund	397,127	5,560
Tortoise Power and Energy Infrastructure Fund	122,576	2,247

Total Open-End Funds
(Cost $49,948)		51,439

Limited Partnership [0.3%]
Financial Services [0.3%]
Cartesian LP *	1	11,221

Total Limited Partnership
(Cost $10,000)		11,221

Common Stock [0.3%]
Agricultural [0.0%]
Mriya Farming PLC *	2,903	—

Description	Shares	Value (000)
Consumer Cyclical [0.1%]
TruKid *	257	$1,158

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	84

Energy [0.0%]
Templar Energy, Cl A *	105,419	79

Entertainment [0.0%]
iHeartMedia *	12,136	183

Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *	68,920	814

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum	2,140,000	6,128
Savannah Petroleum *	4,307,451	955

Total Oil, Gas & Consumable Fuels		7,083

Services [0.0%]
A'ayan Leasing & Investment KSCP *	1,169,438	119
Astana Finance *	208,618	—

Total Services		119

Software [0.0%]
Avaya Holdings *	63,630	758

Total Common Stock
(Cost $9,404)		10,278

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares/Number of Warrants/ Face Amount (000)(1)	Value (000)
Closed-End Fund [0.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund	654,848	$5,350

Total Closed-End Fund
(Cost $6,594)		5,350

Warrant [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $0.0001*	49,000	1,960

Total Warrant
(Cost $6,407)		1,960

Convertible Bonds [0.0%]
Medical Products & Services [0.0%]
NMC Health Jersey
1.875%, 04/30/25	400	330

Real Estate Oper/Develop [0.0%]
No. Va Land Investment Group
5.500%, 04/27/23	819	766

Total Convertible Bonds
(Cost $1,115)		1,096

Description	Shares	Value (000)
Short-Term Investment** [7.9%]
SEI Daily Income Trust Government Fund, Cl F, 2.140%	257,153,697	$257,154

Total Short-Term Investment
(Cost $257,154)		257,154

Total Investments [100.3%]
(Cost $3,270,822)		$3,273,136

Percentages are based on Net Assets of $3,264,305 (000).

Amounts designated as "—" are either $0 or have been rounded to $0.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2019.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2019, the value of these securities amounted to $504,182 (000), representing 15.4% of the net assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2019. The coupon on a step bond changes on a specific date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Security is considered illiquid. The total market value of such security as of June 30, 2019 was $16,327 (000) and represented 0.5% of net assets of the Fund.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(H)	Unsettled bank loan, Interest rate not available.
(I)	Security is considered restricted. The total market value of such securities as of June 30, 2019 was $139,248 (000) and represented 4.27% of Net Assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

ABS — Asset-Based Security
AMT — Alternative Minimum Tax (subject to)
ARS — Argentine Peso
BRL — Brazilian Real
CDO — Collateralized Debt Obligation
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Certificate of Participation
CZK — Czech Koruna
EUR — Euro
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LP — Limited Partnership
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
PHP — Philippine Peso
PIK — Payment-in-Kind
PLC — Public Limited Company
RON — Romanian Leu
RUB — Russian Ruble
Ser — Series
ULC — Unlimited Liability Company
USD — United States Dollar
UYU — Uruguayan Peso
VAR — Variable
ZAR — South African Rand

A list of the open forward foreign currency contracts held by the Fund at June 30, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/31/19	USD	550	RON	2,328	$10
BNP Paribas	07/31/19	USD	584	IDR	8,285,792	1
BNP Paribas	07/31/19	USD	734	CLP	502,034	8
BNP Paribas	07/31/19	PLN	3,143	USD	842	—
BNP Paribas	07/31/19	USD	3,739	ZAR	54,889	143
BNP Paribas	07/31/19	TRY	4,461	USD	748	(9)
BNP Paribas	09/30/19	USD	3,441	HUF	974,439	9
BNP Paribas	07/31/19	USD	4,139	HUF	1,164,415	(32)
BNP Paribas	07/31/19	USD	8,416	MXN	162,614	12
BNP Paribas	07/31/19 - 09/30/19	USD	10,026	CZK	227,269	150
BNP Paribas	07/31/19 - 08/30/19	USD	6,376	PLN	24,564	213
BNP Paribas	07/31/19 - 09/30/19	USD	7,334	PLN	27,322	(2)
BNP Paribas	07/31/19	MXN	26,558	USD	1,379	2
BNP Paribas	07/31/19	MXN	4,539	USD	228	(7)
BNP Paribas	07/31/19	HUF	247,095	USD	873	1
BNP Paribas	07/31/19	CLP	297,886	USD	449	9
BNP Paribas	09/30/19	USD	196	ARS	9,563	(1)
BNP Paribas	09/30/19	IDR	13,069,810	USD	913	(1)
BNP Paribas	12/03/19	BRL	44,193	USD	11,140	(202)

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)	Counterparty	Settlement Date
BT Brokerage	07/31/19	USD	799	PEN	2,646	$4
BT Brokerage	07/31/19	USD	881	IDR	12,468,793	(2)
BT Brokerage	07/31/19	USD	3,910	RUB	255,585	116
BT Brokerage	07/31/19	MXN	5,678	USD	292	(2)
BT Brokerage	07/31/19	TRY	10,944	USD	1,832	(25)
BT Brokerage	05/22/20	USD	258	UAH	7,635	(1)
Citigroup	07/31/19	USD	172	RON	732	4
Citigroup	07/31/19	USD	305	CLP	208,593	3
Citigroup	07/31/19	USD	324	TRY	2,061	26
Citigroup	07/31/19	USD	1,411	ZAR	20,597	45
Citigroup	07/31/19	TRY	3,719	USD	590	(41)
Citigroup	07/31/19	ZAR	46,894	USD	3,120	(196)
Citigroup	07/31/19	HUF	150,031	USD	518	(11)
Citigroup	08/30/19	USD	2,889	CZK	64,850	14
Citigroup	08/30/19	IDR	26,511,000	USD	1,837	(25)
Citigroup	09/30/19	USD	151	PHP	7,905	3
Credit Suisse First Boston	07/31/19	USD	3,176	CLP	2,227,120	112
Credit Suisse First Boston	07/31/19	USD	4,336	COP	14,304,666	104
Credit Suisse First Boston	07/31/19	USD	1,985	COP	6,302,608	(29)
Credit Suisse First Boston	07/31/19	RUB	72,611	USD	1,149	5
Credit Suisse First Boston	08/05/19 - 08/20/19	USD	1,399	ARS	67,163	77
Credit Suisse First Boston	09/26/19	USD	490	ARS	23,641	(3)
Credit Suisse First Boston	08/27/19	USD	910	ARS	41,491	(15)
Deutsche Bank	07/02/19	USD	1,825	BRL	7,092	22
Deutsche Bank	07/02/19	BRL	7,092	USD	1,851	4
Deutsche Bank	07/31/19	USD	102	MYR	428	1
Deutsche Bank	07/31/19	USD	145	TRY	913	10
Deutsche Bank	07/31/19	USD	330	ZAR	4,744	5
Deutsche Bank	07/31/19	USD	430	PEN	1,432	4
Deutsche Bank	07/31/19	USD	481	HUF	138,355	7
Deutsche Bank	07/31/19	USD	765	MXN	14,772	—
Deutsche Bank	07/31/19	USD	1,083	IDR	15,354,774	—
Deutsche Bank	07/31/19	USD	2,428	COP	7,954,382	41
Deutsche Bank	07/31/19	TRY	4,606	USD	782	1
Deutsche Bank	07/31/19 - 08/30/19	MYR	18,824	USD	4,519	(37)
Deutsche Bank	07/31/19	ZAR	100,144	USD	6,865	(216)
Deutsche Bank	07/31/19	COP	3,711,015	USD	1,155	3
JPMorgan Chase Bank	07/02/19	USD	3,656	BRL	14,728	179
JPMorgan Chase Bank	08/02/19	USD	2,031	BRL	7,795	(8)
JPMorgan Chase Bank	07/02/19	BRL	22,523	USD	5,881	15
JPMorgan Chase Bank	07/02/19	BRL	5,963	USD	1,518	(35)
JPMorgan Chase Bank	07/31/19	USD	199	HUF	56,837	1
JPMorgan Chase Bank	07/31/19	USD	280	PEN	926	1
JPMorgan Chase Bank	07/31/19	USD	1,673	MXN	32,279	—
JPMorgan Chase Bank	07/31/19	USD	2,409	ZAR	34,549	34
JPMorgan Chase Bank	07/31/19	USD	4,242	THB	131,610	53
JPMorgan Chase Bank	07/31/19	ZAR	7,036	USD	476	(21)
JPMorgan Chase Bank	07/31/19	TRY	6,451	USD	1,100	5

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)	Counterparty	Settlement Date
JPMorgan Chase Bank	07/31/19	TRY	10,059	USD	1,704	$(3)
JPMorgan Chase Bank	07/31/19	RUB	22,435	USD	344	(9)
JPMorgan Chase Bank	07/31/19	COP	19,260,677	USD	6,022	43
JPMorgan Chase Bank	07/31/19	IDR	38,600,000	USD	2,632	(90)
JPMorgan Chase Bank	08/30/19	USD	3,550	RON	15,238	114
JPMorgan Chase Bank	09/30/19	USD	2,563	RON	10,648	(5)
Merrill Lynch	07/02/19	USD	295	BRL	1,153	6
Merrill Lynch	07/02/19	BRL	1,153	USD	301	1
Merrill Lynch	07/31/19	USD	984	ZAR	13,959	3
Merrill Lynch	07/31/19	PLN	3,199	USD	836	(22)
Merrill Lynch	07/31/19	USD	3,520	CZK	80,065	63
Merrill Lynch	07/31/19	USD	4,385	MXN	83,504	(57)
Merrill Lynch	07/31/19	USD	5,001	TRY	30,999	259
Merrill Lynch	07/31/19	USD	6,594	PLN	25,391	212
Merrill Lynch	07/31/19	RUB	34,623	USD	524	(21)
Merrill Lynch	07/31/19	MXN	414,601	USD	21,525	37
Merrill Lynch	08/30/19	USD	3,340	HUF	974,439	103
Merrill Lynch	08/30/19	IDR	33,315,623	USD	2,245	(95)
Merrill Lynch	09/10/19	USD	757	ARS	39,394	75
Merrill Lynch	04/29/20 - 05/06/20	USD	827	UAH	24,537	6
Merrill Lynch	05/06/20	USD	343	UAH	10,108	—
Morgan Stanley	07/31/19	USD	261	PLN	992	5
Morgan Stanley	07/31/19	USD	753	ZAR	11,093	31
Morgan Stanley	07/31/19	USD	318	RUB	20,992	13
Morgan Stanley	08/30/19	USD	936	RUB	59,542	(3)
Morgan Stanley	07/31/19	ZAR	16,072	USD	1,101	(36)
Santander	07/02/19	BRL	9,216	USD	2,390	(10)
Santander	08/30/19	USD	4,733	COP	16,000,000	227
Standard Bank	07/31/19	USD	1,415	ZAR	20,542	37
Standard Bank	07/31/19	USD	6,984	PLN	26,515	123
Standard Bank	07/31/19	RUB	24,125	USD	369	(11)
Standard Bank	08/30/19	USD	1,186	IDR	16,870,850	(1)
Standard Bank	09/30/19	IDR	17,284,000	USD	1,194	(15)
U.S. Bank	07/05/19	GBP	32,520	USD	41,435	125
U.S. Bank	07/02/19	GBP	2,850	USD	3,618	(2)
U.S. Bank	07/05/19 - 08/07/19	EUR	255,466	USD	288,856	(1,782)
U.S. Bank	07/17/19	USD	2,152	EUR	1,916	30
U.S. Bank	08/07/19	USD	3,624	GBP	2,850	2
U.S. Bank	08/30/19	JPY	210,500	USD	1,932	(29)
						$(140)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)	Swap Contracts, at Value (000)
CNRR007	3.021%	Quarterly	05/15/24	CNY	96,000	–	179	179
WIBR6M	2.400%	Annually	03/26/23	PLN	20,820	–	72	72
						$–	$251	$251

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,361,369	$13	$1,361,382
Loan Participations	—	833,218	1,991	835,209
Sovereign Debt	—	404,593	4	404,597
Mortgage-Backed Securities	—	194,202	—	194,202
Life Settlement Contracts	—	—	139,248	139,248
Open-End Funds	51,439	—	—	51,439
Limited Partnership	—	11,221	—	11,221
Common Stock	10,115	163	—	10,278
Closed-End Fund	5,350	—	—	5,350
Warrant	1,960	—	—	1,960
Convertible Bonds	—	1,096	—	1,096
Short-Term Investment	257,154	—	—	257,154
Total Investments in Securities	$326,018	$2,805,862	$141,256	$3,273,136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$2,972	$—	$2,972
Unrealized Depreciation	—	(3,112)	—	(3,112)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	251	—	251
Total Other Financial Instruments	$—	$111	$—	$111

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.
(1)	Of the $141,256 (000) in Level 3 securities as of June 30, 2019, $139,248 (000) or 98.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2019:

	Investments in Loan Participations(000)	Investments in Life Settlement Contracts(000)
Beginning balance as of October 1, 2018	$1,311	$142,927
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	(3,679)
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of June 30, 2019	$1,991	$139,248
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(3,679)

	Investments in Sovereign Debt(000)	Total(000)
Beginning balance as of October 1, 2018	$4	$144,242
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	(3,679)
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of June 30, 2019	$4	$141,256
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(3,679)

Amounts designated as “—“ are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2019. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2019 (000)	Valuation Techniques
Life Settlement Contracts	$139,248	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [92.3%]
Communication Services [4.3%]
AT&T	98,500	$3,301
Verizon Communications	119,167	6,808

Total Communication Services		10,109

Consumer Discretionary [3.0%]
Cedar Fair (A)	28,000	1,335
McDonald's	19,000	3,946
Six Flags Entertainment	34,500	1,714

Total Consumer Discretionary		6,995

Consumer Staples [19.3%]
Altria Group	114,750	5,434
B&G Foods	148,800	3,095
Clorox	37,700	5,772
Coca-Cola	75,372	3,838
General Mills	72,780	3,823
Hershey	25,400	3,404
Kellogg	47,000	2,518
Kimberly-Clark	19,000	2,532
Philip Morris International	61,700	4,845
Procter & Gamble	45,949	5,038
Sysco	38,800	2,744
Unilever ADR	39,300	2,436

Total Consumer Staples		45,479

Energy [5.6%]
Chevron	36,183	4,503
Enterprise Products Partners (A)	87,984	2,540
Occidental Petroleum	25,500	1,282
ONEOK	53,000	3,647
Valero Energy	15,200	1,301

Total Energy		13,273

Financials [10.8%]
Ares Capital	95,100	1,706
Arthur J Gallagher	29,400	2,575
BB&T	80,000	3,930
Cincinnati Financial	60,650	6,287
Compass Diversified Holdings (A)	153,000	2,924
Huntington Bancshares	123,000	1,700
JPMorgan Chase	22,700	2,538
Prudential Financial	21,700	2,192
Umpqua Holdings	98,000	1,626

Total Financials		25,478

Health Care [5.6%]
Bristol-Myers Squibb	54,200	2,458
Johnson & Johnson	9,800	1,365
Merck	73,150	6,133
Pfizer	72,644	3,147

Total Health Care		13,103

Industrials [7.6%]
Eaton	51,900	4,322
General Dynamics	15,300	2,782

Description	Shares	Value (000)

Lockheed Martin	30,117	$10,949

Total Industrials		18,053

Information Technology [4.5%]
Intel	134,500	6,439
Paychex	52,000	4,279

Total Information Technology		10,718

Materials [2.5%]
Sonoco Products	70,000	4,574
Westrock	35,000	1,276

Total Materials		5,850

REITs [14.8%]
Crown Castle International	25,600	3,337
EPR Properties	34,500	2,573
Healthcare Trust of America, Cl A	79,500	2,181
Lamar Advertising, Cl A	84,800	6,844
Liberty Property Trust	83,985	4,203
Mid-America Apartment Communities	26,500	3,121
National Retail Properties	59,500	3,154
National Storage Affiliates Trust	19,000	550
Simon Property Group	10,000	1,597
Ventas	40,232	2,750
Welltower	41,262	3,364
WP Carey	15,500	1,258

Total REITs		34,932

Utilities [14.3%]
American Electric Power	34,900	3,072
Avangrid	59,000	2,980
Brookfield Infrastructure Partners (A)	67,600	2,903
CenterPoint Energy	27,500	787
Dominion Energy	33,100	2,559
Duke Energy	68,006	6,001
Entergy	13,700	1,410
Eversource Energy	39,242	2,973
OGE Energy	33,600	1,430
Pinnacle West Capital	30,135	2,835
WEC Energy Group	38,050	3,172
Xcel Energy	62,100	3,694

Total Utilities		33,816

Total Common Stock
(Cost $160,172)		217,806

Preferred Stock [2.8%]
Communication Services [0.1%]
Qwest, 7.000%	10,000	260

Financials [1.3%]
AmTrust Financial Services, 7.500%	10,000	189
Bank of America, 6.500%	30,000	772
Capital One Financial, 6.700%	10,000	255
First Republic Bank, 5.500%	10,000	253
JPMorgan Chase, 6.125%	20,000	529

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

MetLife, 5.625%	10,000	$259
Wells Fargo, 6.000%	20,000	512
Wells Fargo Real Estate Investment, 6.375%	10,000	257

Total Financials		3,026

REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	248
National Retail Properties, 5.200%	10,000	244
National Storage Affiliates Trust, 6.000%	20,000	517
PS Business Parks, 5.200%	10,000	249
Public Storage, 5.050%	30,000	751
Vornado Realty Trust, 5.250%	20,000	491

Total REITs		2,500

Utilities [0.4%]
Dominion Energy, 5.250%	5,000	129
DTE Energy, 5.250%	20,000	513
Southern, 6.250%	10,000	266

Total Utilities		908

Total Preferred Stock
(Cost $6,625)		6,694

Exchange Traded Funds [2.2%]
Invesco Preferred ETF	269,500	3,943
iShares Preferred & Income Securities ETF	27,300	1,006
JPMorgan Alerian MLP Index ETN	12,500	314

Total Exchange Traded Funds
(Cost $5,351)		5,263

Short-Term Investment** [2.4%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	5,605,028	5,605

Total Short-Term Investment
(Cost $5,605)		5,605

Total Investments [99.7%]
(Cost $177,753)		$235,368

Percentages are based on Net Assets of $236,044 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.
(A)	Security is a Master Limited Partnership. At June 30, 2019, such securities amounted to $9,702 (000), or 4.1% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$217,806	$—	$—	$217,806
Preferred Stock	6,694	—	—	6,694
Exchange Traded Funds	5,263	—	—	5,263
Short-Term Investment	5,605	—	—	5,605
Total Investments in Securities	$235,368	$—	$—	$235,368

Amounts designated as “—” are $0 or have been rounded to $0.

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [95.0%]
Aerospace & Defense [3.7%]
Boeing	8,000	$2,912
Northrop Grumman	12,000	3,877
Raytheon	28,000	4,869

Total Aerospace & Defense		11,658

Auto Components [1.3%]
Magna International	80,000	3,976

Banks [3.3%]
Bank of America	187,000	5,423
PNC Financial Services Group	37,000	5,079

Total Banks		10,502

Beverages [2.0%]
PepsiCo	49,000	6,425

Capital Markets [2.2%]
CME Group, Cl A	36,000	6,988

Chemicals [1.7%]
Linde	26,000	5,221

Commercial Banks [2.7%]
JPMorgan Chase	76,000	8,497

Commercial Services & Supplies [2.4%]
Cintas	32,000	7,593

Communications Equipment [1.2%]
Cisco Systems	70,000	3,831

Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	5,756

Electric Utilities [1.3%]
NextEra Energy	20,000	4,097

Electronic Equipment [1.6%]
Amphenol, Cl A	52,000	4,989

Entertainment [1.5%]
Walt Disney	35,000	4,887

Food & Staples Retailing [3.7%]
Costco Wholesale	21,000	5,549
Walmart	55,000	6,077

Total Food & Staples Retailing		11,626

Health Care Equipment & Supplies [7.1%]
Becton Dickinson	14,000	3,528
Danaher	35,000	5,002
Edwards Lifesciences *	37,000	6,836
Stryker	34,000	6,990

Total Health Care Equipment & Supplies		22,356

Health Care Providers & Services [2.9%]
UnitedHealth Group	38,000	9,272

Description	Shares	Value (000)

Hotels, Restaurants & Leisure [2.2%]
McDonald's	33,000	$6,853

Household Durables [0.9%]
PulteGroup	93,000	2,941

Household Products [1.3%]
Colgate-Palmolive	57,000	4,085

Industrial Conglomerates [2.2%]
Honeywell International	25,000	4,365
Roper Technologies	7,000	2,564

Total Industrial Conglomerates		6,929

Insurance [0.8%]
Chubb	18,000	2,651

Interactive Media & Services [4.1%]
Alphabet, Cl A *	6,800	7,363
Facebook, Cl A *	28,000	5,404

Total Interactive Media & Services		12,767

Internet & Direct Marketing Retail [1.1%]
Alibaba Group Holding ADR *	20,000	3,389

IT Services [9.2%]
Accenture, Cl A	36,000	6,652
Mastercard, Cl A	34,000	8,994
Visa, Cl A	76,000	13,190

Total IT Services		28,836

Life Sciences Tools & Services [3.8%]
Charles River Laboratories International *	22,000	3,122
Thermo Fisher Scientific	30,000	8,810

Total Life Sciences Tools & Services		11,932

Machinery [1.8%]
Ingersoll-Rand	44,000	5,574

Media [2.0%]
Comcast, Cl A	150,000	6,342

Multi-Utilities [0.9%]
CMS Energy	48,000	2,780

Oil, Gas & Consumable Fuels [4.4%]
Cabot Oil & Gas	97,000	2,227
Chevron	50,000	6,222
EOG Resources	27,000	2,515
ExxonMobil	39,000	2,989

Total Oil, Gas & Consumable Fuels		13,953

Pharmaceuticals [3.3%]
Johnson & Johnson	42,000	5,850
Zoetis, Cl A	40,000	4,539

Total Pharmaceuticals		10,389

Real Estate Investment Trusts [2.8%]
Equinix	7,000	3,530

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Essex Property Trust	18,000	$5,255

Total Real Estate Investment Trusts		8,785

Road & Rail [1.6%]
Union Pacific	29,000	4,904

Software [6.0%]
Adobe *	20,000	5,893
Microsoft	98,000	13,128

Total Software		19,021

Specialty Retail [2.6%]
Home Depot	40,000	8,319

Technology Hardware, Storage & Peripherals [2.4%]
Apple	38,000	7,521

Water Utilities [1.2%]
American Water Works	32,000	3,712

Total Common Stock
(Cost $183,819)		299,357

Short-Term Investment** [5.0%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	15,601,281	15,601

Total Short-Term Investment
(Cost $15,601)		15,601

Total Investments [100.0%]
(Cost $199,420)		$314,958

Percentages are based on Net Assets of $314,865 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2019.

Cl — Class

As of June 30, 2019, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [70.8%]
Airlines [4.5%]
Avianca Holdings
8.375%, 05/10/20	$5,600	$5,435

Banks [16.2%]
African Bank, MTN
8.125%, 10/19/20	300	305
Alternatifbank
3.125%, 07/22/19	2,250	2,246
Banco Nacional de Costa Rica
5.875%, 04/25/21	5,668	5,781
National Savings Bank
5.150%, 09/10/19	2,000	1,996
TC Ziraat Bankasi
4.250%, 07/03/19	4,971	4,968
Turkiye Garanti Bankasi, MTN
4.750%, 10/17/19	2,700	2,696
Yapi ve Kredi Bankasi
5.125%, 10/22/19	1,477	1,476

Total Banks		19,468

Building & Construction [4.9%]
Servicios Corporativos Javer
9.875%, 04/06/21	5,857	5,873

Entertainment & Gaming [4.8%]
NagaCorp
9.375%, 05/21/21	5,441	5,743

Metals & Mining [4.9%]
Vedanta Resources
8.250%, 06/07/21	5,680	5,896

Paper & Related Products [4.4%]
Eldorado International Finance GmbH
8.625%, 06/16/21	5,011	5,256

Petroleum & Fuel Products [16.8%]
EP PetroEcuador via Noble Sovereign Funding I
7.963%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	144	144
Kuwait Energy
9.500%, 08/04/19	9,973	9,895
Pan American Energy
7.875%, 05/07/21	4,169	4,321
Trinidad Petroleum Holdings
9.750%, 08/14/19	5,800	5,786

Total Petroleum & Fuel Products		20,146

Real Estate Oper/Develop [4.4%]
Global Prime Capital Pte
7.250%, 04/26/21	5,100	5,294

Steel & Steel Works [0.1%]
CSN Resources
6.500%, 07/21/20	127	130

Description	Face Amount (000)/Shares	Value (000)

Telephones & Telecommunications [4.9%]
Telecom Argentina
6.500%, 06/15/21	$5,907	$5,842

Textile-Products [4.9%]
Golden Legacy Pte. Ltd.
8.250%, 06/07/21	5,644	5,878

Total Corporate Bonds
(Cost $84,773)		84,961

Foreign Government Bonds [18.3%]
Argentine Republic Government International Bond
3.375%, 10/12/20	CHF 5,000	4,606
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21	3,116	3,139
Provincia de Buenos Aires
10.875%, 01/26/21	3,037	2,897
9.950%, 06/09/21	2,115	1,918
4.000%, 05/01/20	EUR 3,002	3,312
Provincia de Cordoba
7.125%, 06/10/21	1,150	1,000
Ukraine Government International Bond
7.750%, 09/01/19	5,100	5,116

Total Foreign Government Bonds
(Cost $21,791)		21,988

Short-Term Investment** [2.7%]
SEI Daily Income Trust Government Fund, Cl F, 2.081%	3,240,844	3,241

Total Short-Term Investment
(Cost $3,241)		3,241

Total Investments [91.8%]
(Cost $109,805)		$110,190

Percentages are based on Net Assets of $120,068 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2019.

CHF — Swiss Franc

Cl — Class

EUR — Euro

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

VAR — Variable

The following is a list of the inputs used as of June 30, 2019 is valuing the Fund's investments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$84,961	$—	$84,961
Foreign Government Bonds	—	21,988	—	21,988
Short-Term Investment	3,241	—	—	3,241
Total Investments in Securities	$3,241	$106,949	$—	$110,190

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2019 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

For the period ended June 30, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2